UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

March 31, 2010
 unaudited
Common stocks — 93.84%	Shares	Value (000)

SOFTWARE & SERVICES — 16.71%
Microsoft Corp.	183,800	$5,380
Rovi Corp.1	135,000	5,013
Yahoo! Inc.1	285,000	4,711
Oracle Corp.	125,000	3,211
Google Inc., Class A1	5,500	3,118
NetEase.com, Inc. (ADR)1	69,400	2,462
AOL Inc.1	90,000	2,275
McAfee, Inc.1	52,000	2,087
Autodesk, Inc.1	60,000	1,765
Monster Worldwide, Inc.1	100,000	1,661
eBay Inc.1	60,000	1,617
Nintendo Co., Ltd.	4,300	1,442
Global Payments Inc.	30,000	1,367
Digital River, Inc.1	37,200	1,127
Acxiom Corp.1	49,800	893
United Internet AG1	42,260	642
Moneysupermarket.com Group PLC	235,000	243
		39,014

TECHNOLOGY HARDWARE & EQUIPMENT — 10.59%
Apple Inc.1	35,000	8,223
BYD Co. Ltd., Class H1	270,000	2,690
QUALCOMM Inc.	60,000	2,520
Acer Inc.	745,000	2,202
Wistron Corp.	1,131,222	2,057
Corning Inc.	100,000	2,021
Trimble Navigation Ltd.1	70,000	2,010
Cisco Systems, Inc.1	70,000	1,822
Avid Technology, Inc.1	85,000	1,171
		24,716

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.52%
Teva Pharmaceutical Industries Ltd. (ADR)	127,000	8,011
Myriad Genetics, Inc.1	142,000	3,415
Novartis AG	55,000	2,979
Life Technologies Corp.1	35,000	1,829
Vertex Pharmaceuticals Inc.1	40,000	1,635
Richter Gedeon NYRT	5,500	1,193
UCB SA	19,654	841
		19,903

HEALTH CARE EQUIPMENT & SERVICES — 8.09%
Inverness Medical Innovations, Inc.1	160,600	6,255
NuVasive, Inc.1	62,000	2,802
The Cooper Companies, Inc.	60,000	2,333
Medtronic, Inc.	40,000	1,801
Beckman Coulter, Inc.	25,000	1,570
Hologic, Inc.1	80,000	1,483
Integra LifeSciences Holdings Corp.1	32,000	1,403
Sinopharm Group Co. Ltd., Class H1	276,000	1,241
		18,888

DIVERSIFIED FINANCIALS — 7.20%
CME Group Inc., Class A	11,000	3,477
IntercontinentalExchange, Inc.1	30,000	3,365
Bank of New York Mellon Corp.	75,000	2,316
Deutsche Bank AG	28,800	2,223
Credit Suisse Group AG	35,000	1,809
State Street Corp.	36,000	1,625
Moody’s Corp.	44,000	1,309
UBS AG1	42,538	694
		16,818

MEDIA — 7.14%
Time Warner Inc.	91,666	2,866
British Sky Broadcasting Group PLC	305,000	2,788
Comcast Corp., Class A, special nonvoting shares	140,000	2,516
News Corp., Class A	160,000	2,306
DIRECTV, Class A1	45,000	1,522
CTC Media, Inc.	85,000	1,464
McGraw-Hill Companies, Inc.	40,000	1,426
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	44,000	925
Omnicom Group Inc.	17,500	679
Next Media Ltd.1	1,157,000	171
		16,663

BANKS — 4.74%
Itaú Unibanco Holding SA, preferred nominative (ADR)	88,000	1,935
Zions Bancorporation	80,000	1,746
Industrial and Commercial Bank of China Ltd., Class H	2,135,000	1,628
HSBC Holdings PLC (Hong Kong)	159,211	1,622
Banco Bradesco SA, preferred nominative	87,000	1,604
HDFC Bank Ltd.	25,500	1,100
BNP Paribas SA	12,221	940
Banco Santander, SA	36,947	492
		11,067

TRANSPORTATION — 4.37%
Ryanair Holdings PLC (ADR)1	186,400	5,064
easyJet PLC1	316,000	2,202
AMR Corp.1	200,000	1,822
AirAsia Bhd.1	2,600,000	1,110
		10,198

INSURANCE — 4.23%
Sampo Oyj, Class A	125,000	3,322
China Life Insurance Co. Ltd., Class H	398,000	1,907
TrygVesta A/S	25,000	1,654
First American Corp.	45,055	1,525
Marsh & McLennan Companies, Inc.	60,000	1,465
		9,873

UTILITIES — 3.47%
Xinao Gas Holdings Ltd.	2,610,000	6,670
Scottish and Southern Energy PLC	85,000	1,421
		8,091

ENERGY — 3.23%
FMC Technologies, Inc.1	90,000	5,817
Schlumberger Ltd.	27,000	1,713
		7,530

COMMERCIAL & PROFESSIONAL SERVICES — 3.17%
Serco Group PLC	205,000	1,871
Capita Group PLC	130,000	1,494
Downer EDI Ltd.	200,000	1,387
SGS SA	1,000	1,383
Manpower Inc.	22,300	1,274
		7,409

RETAILING — 2.18%
Best Buy Co., Inc.	43,000	1,829
Tractor Supply Co.	29,000	1,684
Bed Bath & Beyond Inc.1	36,000	1,575
		5,088

CONSUMER SERVICES — 1.70%
Paddy Power PLC	55,000	1,961
Texas Roadhouse, Inc.1	115,000	1,597
OPAP SA	18,490	421
		3,979

TELECOMMUNICATION SERVICES — 0.88%
Millicom International Cellular SA	12,200	1,088
Philippine Long Distance Telephone Co.	9,100	488
Philippine Long Distance Telephone Co. (ADR)	9,100	485
		2,061

FOOD & STAPLES RETAILING — 0.81%
Shoppers Drug Mart Corp.	30,000	1,290
Wal-Mart de México, SAB de CV, Series V	118,600	605
		1,895

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.75%
NVIDIA Corp.1	100,000	1,738

REAL ESTATE — 0.69%
CapitaMalls Asia Ltd.1	1,000,000	1,616

MATERIALS — 0.66%
Ecolab Inc.	35,000	1,538

CONSUMER DURABLES & APPAREL — 0.31%
GEOX SpA	105,050	730

MISCELLANEOUS — 4.40%
Other common stocks in initial period of acquisition		10,275

Total common stocks (cost: $192,339,000)		219,090

	Principal amount	Value
Convertible securities — 0.37%	(000)	(000)

TRANSPORTATION — 0.37%
AMR Corp. 6.25% convertible notes 2014	$750	$871

Total convertible securities (cost: $777,000)		871

Short-term securities — 4.93%

U.S. Treasury Bills 0.125%–0.144% due 4/29–5/6/2010	3,900	3,899
Coca-Cola Co. 0.13% due 4/5/20102	3,200	3,200
General Electric Co. 0.05% due 4/1/2010	2,600	2,600
Jupiter Securitization Co., LLC 0.20% due 4/26/20102	1,200	1,200
Hewlett-Packard Co. 0.16% due 4/27/20102	600	600

Total short-term securities (cost: $11,499,000)		11,499

Total investment securities (cost: $204,615,000)		231,460
Other assets less liabilities		2,007

Net assets		$233,467

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,000,000, which represented 2.14% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Software & services	$39,014	$—	$—	$39,014
Technology hardware & equipment	24,716	—	—	24,716
Pharmaceuticals, biotechnology & life sciences	19,903	—	—	19,903
Health care equipment & services	18,888	—	—	18,888
Diversified financials	16,818	—	—	16,818
Media	16,663	—	—	16,663
Banks	11,067	—	—	11,067
Transportation	10,198	—	—	10,198
Insurance	9,873	—	—	9,873
Utilities	8,091	—	—	8,091
Energy	7,530	—	—	7,530
Commercial & professional services	7,409	—	—	7,409
Retailing	5,088	—	—	5,088
Consumer services	3,979	—	—	3,979
Telecommunication services	2,061	—	—	2,061
Food & staples retailing	1,895	—	—	1,895
Semiconductors & semiconductor equipment	1,738	—	—	1,738
Real estate	1,616	—	—	1,616
Materials	1,538	—	—	1,538
Consumer durables & apparel	730	—	—	730
Miscellaneous	10,275	—	—	10,275
Convertible securities	—	871	—	871
Short-term securities	—	11,499	—	11,499
Total	$219,090	$12,370	$—	$231,460

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$39,322
Gross unrealized depreciation on investment securities	(12,592)
Net unrealized appreciation on investment securities	26,730
Cost of investment securities for federal income tax purposes	204,730

Global Growth Fund
Investment portfolio

March 31, 2010
 unaudited
Common stocks — 92.74%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.03%
Microsoft Corp.	3,730,000	$109,177
Cisco Systems, Inc.1	3,121,500	81,253
Nintendo Co., Ltd.	205,000	68,729
Oracle Corp.	2,425,000	62,298
Texas Instruments Inc.	2,080,000	50,898
Samsung Electronics Co. Ltd.	68,845	49,784
Google Inc., Class A1	75,000	42,526
Yahoo! Inc.1	2,330,200	38,518
Hewlett-Packard Co.	700,000	37,205
SAP AG	450,000	21,837
SAP AG (ADR)	200,000	9,634
ASML Holding NV (New York registered)	730,489	25,859
ASML Holding NV	111,111	3,978
Canon, Inc.	519,000	24,071
Tyco Electronics Ltd.	866,250	23,805
Apple Inc.1	78,000	18,325
Murata Manufacturing Co., Ltd.	240,000	13,650
Applied Materials, Inc.	1,000,000	13,480
Altera Corp.	550,000	13,369
Hon Hai Precision Industry Co., Ltd.	3,000,000	13,000
KLA-Tencor Corp.	412,921	12,768
Infosys Technologies Ltd.	210,000	12,257
Cielo SA, ordinary nominative	1,215,000	11,436
MediaTek Inc.	640,278	11,119
HTC Corp.	846,300	9,895
Venture Corp. Ltd.	1,300,000	8,107
		786,978

FINANCIALS — 12.71%
UBS AG1	4,170,000	67,986
Moody’s Corp.	2,179,900	64,852
Allianz SE	452,500	56,842
China Life Insurance Co. Ltd., Class H	7,940,000	38,043
Nomura Holdings, Inc.	4,700,000	34,687
Banco Santander, SA	2,095,607	27,904
AXA SA	1,251,463	27,892
Bank of Nova Scotia	538,000	26,966
Macquarie Group Ltd.	600,000	26,008
HSBC Holdings PLC (United Kingdom)	2,519,415	25,558
DnB NOR ASA1	2,053,333	23,504
Royal Bank of Scotland Group PLC1	34,090,000	22,778
Housing Development Finance Corp. Ltd.	370,000	22,431
JPMorgan Chase & Co.	500,000	22,375
Prudential PLC	2,443,045	20,312
Berkshire Hathaway Inc., Class A1	140	17,052
DLF Ltd.	2,370,000	16,334
CIMB Group Holdings Bhd.	3,750,000	16,190
East West Bancorp, Inc.2	1,002,175	15,712
Wells Fargo & Co.	500,000	15,560
Itaú Unibanco Holding SA, preferred nominative	687,500	15,067
Industrial and Commercial Bank of China Ltd., Class H	19,500,000	14,869
Sun Hung Kai Properties Ltd.	860,000	12,938
BNP Paribas SA	136,555	10,507
ACE Ltd.	190,000	9,937
Citigroup Inc.1	2,000,000	8,100
Ayala Land, Inc.	19,300,000	5,563
		665,967

HEALTH CARE — 12.11%
Novo Nordisk A/S, Class B	1,455,200	113,166
UCB SA	1,575,677	67,410
UnitedHealth Group Inc.	2,060,000	67,300
Roche Holding AG	393,500	64,005
Aetna Inc.	1,262,600	44,330
Sonic Healthcare Ltd.	2,110,000	27,816
Smith & Nephew PLC	2,618,300	26,103
Merck & Co., Inc.	679,600	25,383
Bayer AG	349,300	23,671
Baxter International Inc.	390,000	22,698
Hospira, Inc.1	380,000	21,527
Stryker Corp.	355,000	20,313
CSL Ltd.	540,043	18,049
Shire Ltd. (ADR)	250,000	16,490
Mindray Medical International Ltd., Class A (ADR)	435,000	15,843
DENTSPLY International Inc.	360,000	12,546
Covance Inc.1	195,000	11,971
Intuitive Surgical, Inc.1	30,000	10,444
Pharmaceutical Product Development, Inc.	282,350	6,706
Nobel Biocare Holding AG	243,500	6,532
Novartis AG	120,000	6,500
RHÖN-KLINIKUM AG, non-registered shares	216,000	5,539
		634,342

CONSUMER STAPLES — 11.51%
Anheuser-Busch InBev NV	2,145,024	108,254
Unilever NV, depository receipts	2,488,000	75,399
Pernod Ricard SA1	767,239	65,273
METRO AG	688,108	40,896
C&C Group PLC	8,109,589	36,719
Coca-Cola Co.	490,000	26,950
Philip Morris International Inc.	500,000	26,080
Avon Products, Inc.	695,800	23,567
Beiersdorf AG	386,500	23,162
British American Tobacco PLC	664,500	22,922
Nestlé SA	400,000	20,546
Wal-Mart de México, SAB de CV, Series V (ADR)	400,000	20,480
SABMiller PLC	600,000	17,604
PepsiCo, Inc.	245,000	16,209
Procter & Gamble Co.	250,000	15,816
Woolworths Ltd.	608,483	15,630
Tesco PLC	2,100,000	13,887
Kimberly-Clark de México, SAB de CV, Class A	2,300,000	13,046
Jerónimo Martins, SGPS, SA	1,120,000	11,367
Danone SA	150,430	9,079
		602,886

CONSUMER DISCRETIONARY — 11.00%
Virgin Media Inc.1	5,660,000	97,692
Toyota Motor Corp.	1,452,900	58,281
Sony Corp.	1,405,000	53,876
Honda Motor Co., Ltd.	1,408,800	49,797
Home Depot, Inc.	1,200,000	38,820
News Corp., Class A	2,266,490	32,660
H & M Hennes & Mauritz AB, Class B	376,000	24,521
NIKE, Inc., Class B	320,000	23,520
adidas AG	422,000	22,614
Harman International Industries, Inc.1	440,000	20,583
Burberry Group PLC	1,870,000	20,290
Naspers Ltd., Class N	392,310	17,078
McDonald’s Corp.	250,000	16,680
CarMax, Inc.1	610,000	15,323
Kesa Electricals PLC	7,710,000	14,858
Shimano Inc.	240,000	10,630
GOME Electrical Appliances Holding Ltd.1	30,000,000	10,085
Best Buy Co., Inc.	235,000	9,997
Carnival Corp., units	225,000	8,748
Suzuki Motor Corp.	313,000	6,917
Carphone Warehouse Group PLC1	2,812,500	6,812
Nikon Corp.	301,000	6,580
Esprit Holdings Ltd.	714,321	5,635
Time Warner Inc.	100,000	3,127
Multi Screen Media Private Ltd.1,2,3	16,148	1,096
		576,220

TELECOMMUNICATION SERVICES — 7.27%
Telefónica, SA	4,087,799	97,024
Koninklijke KPN NV	5,328,000	84,572
América Móvil, SAB de CV, Series L (ADR)	1,375,000	69,218
América Móvil, SAB de CV, Series L	3,350,000	8,437
SOFTBANK CORP.	1,751,300	43,201
China Telecom Corp. Ltd., Class H	59,870,000	29,534
AT&T Inc.	1,000,000	25,840
Telekom Austria AG, non-registered shares	1,645,200	23,042
		380,868

INDUSTRIALS — 7.18%
United Technologies Corp.	652,000	47,994
Tyco International Ltd.	1,133,750	43,366
KBR, Inc.	1,713,000	37,960
Siemens AG	346,057	34,723
Vestas Wind Systems A/S1	457,370	24,907
Actuant Corp., Class A	1,270,000	24,828
First Solar, Inc.1	195,000	23,917
Geberit AG	130,000	23,334
Ryanair Holdings PLC (ADR)1	733,100	19,918
Michael Page International PLC	2,995,000	18,193
Delta Air Lines, Inc.1	1,160,000	16,924
Marubeni Corp.	2,000,000	12,447
Masco Corp.	775,000	12,028
IDEX Corp.	360,000	11,916
Finmeccanica SpA	480,000	6,417
FANUC LTD	54,500	5,791
China Railway Construction Corp. Ltd., Class H	4,290,000	5,288
Intoll Group	4,000,000	4,110
Alstom SA	30,066	1,879
		375,940

ENERGY — 6.69%
TOTAL SA	1,135,000	66,012
Reliance Industries Ltd.	2,074,000	49,710
Chevron Corp.	630,000	47,773
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	400,000	17,796
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	15,044
Royal Dutch Shell PLC, Class B	574,666	15,844
Royal Dutch Shell PLC, Class B (ADR)	233,643	12,927
Tenaris SA (ADR)	640,000	27,482
Oil Search Ltd.	4,941,152	27,017
Canadian Natural Resources, Ltd.	280,700	20,786
Schlumberger Ltd.	200,000	12,692
Suncor Energy Inc.	370,000	12,039
Imperial Oil Ltd.	257,928	9,968
Statoil ASA	366,435	8,500
Eni SpA	300,000	7,052
		350,642

MATERIALS — 4.34%
Sigma-Aldrich Corp.	659,649	35,397
Rio Tinto PLC	450,000	26,685
Alcoa Inc.	1,770,000	25,205
Holcim Ltd1	324,908	24,292
Dow Chemical Co.	745,000	22,030
Akzo Nobel NV	338,100	19,305
Barrick Gold Corp.	500,000	19,170
Potash Corp. of Saskatchewan Inc.	130,000	15,515
CRH PLC	542,000	13,561
Shin-Etsu Chemical Co., Ltd.	160,000	9,306
Weyerhaeuser Co.	200,000	9,054
Nitto Denko Corp.	200,000	7,776
		227,296

UTILITIES — 2.45%
GDF SUEZ	1,141,805	44,190
SUEZ Environnement Co.	1,295,000	29,861
CLP Holdings Ltd.	3,740,000	26,735
RWE AG	187,500	16,644
E.ON AG	300,000	11,097
		128,527

MISCELLANEOUS — 2.45%
Other common stocks in initial period of acquisition		128,268

Total common stocks (cost: $3,839,029,000)		4,857,934

		Value
Preferred stocks — 0.16%	Shares	(000)

FINANCIALS — 0.16%
SMFG Preferred Capital USD 3 Ltd. 9.50%4,5	6,960,000	$7,899
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative4	400,000	418

Total preferred stocks (cost: $6,891,000)		8,317

	Principal amount
Short-term securities — 6.67%	(000)

Freddie Mac 0.105%–0.24% due 4/12–8/11/2010	$139,800	139,730
Fannie Mae 0.145%–0.25% due 6/9–8/16/2010	50,900	50,858
Federal Home Loan Bank 0.075%–0.11% due 4/9–4/16/2010	37,100	37,098
Barton Capital LLC 0.20% due 4/7/20104	30,200	30,199
International Bank for Reconstruction and Development 0.10%–0.15% due 4/8–4/19/2010	25,300	25,299
Abbott Laboratories 0.13% due 4/19/20104	21,300	21,298
National Australia Funding (Delaware) Inc. 0.18% due 4/5/20104	15,000	14,999
Barclays U.S. Funding Corp. 0.07% due 4/1/2010	11,000	11,000
Caisse d’Amortissement de la Dette Sociale 0.16% due 4/6/2010	10,900	10,900
BNP Paribas Finance Inc. 0.155% due 4/21/2010	8,100	8,099

Total short-term securities (cost: $349,473,000)		349,480

Total investment securities (cost: $4,195,393,000)		5,215,731
Other assets less liabilities		22,236

Net assets		$5,237,967

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $16,808,000, which represented .32% of the net assets of the fund.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $74,813,000, which represented 1.43% of the net assets of the fund.

5Coupon rate may change periodically.

Key to abbreviation

ADR = American Depositary Receipts

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$786,978	$—	$—	$786,978
Financials	650,255	15,712	—	665,967
Health care	634,342	—	—	634,342
Consumer staples	602,886	—	—	602,886
Consumer discretionary	575,124	—	1,096	576,220
Telecommunication services	380,868	—	—	380,868
Industrials	375,940	—	—	375,940
Energy	350,642	—	—	350,642
Materials	227,296	—	—	227,296
Utilities	128,527	—	—	128,527
Miscellaneous	128,268	—	—	128,268
Preferred stocks	—	8,317	—	8,317
Short-term securities	—	349,480	—	349,480
Total	$4,841,126	$373,509	$1,096	$5,215,731

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning			Net transfers	Ending
	value		Net unrealized	out of	value
	at 1/1/2010	Net sales	depreciation	Level 3*	at 3/31/2010
Investment securities	$14,508	$(5,942)	$(2,848)	$(4,622)	$1,096

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands):					$37

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,099,768
Gross unrealized depreciation on investment securities	(89,227)
Net unrealized appreciation on investment securities	1,010,541
Cost of investment securities for federal income tax purposes	4,205,190

Global Small Capitalization Fund
Investment portfolio

March 31, 2010
  unaudited
Common stocks — 93.50%	Shares	Value (000)

CONSUMER DISCRETIONARY — 16.84%
Jumbo SA	6,196,770	$62,891
Modern Times Group MTG AB, Class B	813,500	47,500
Fourlis1	2,804,285	33,622
Central European Media Enterprises Ltd., Class A2	790,000	23,155
Pantaloon Retail (India) Ltd.	2,500,000	21,991
Pantaloon Retail (India) Ltd., Class B	200,000	1,151
Paddy Power PLC	622,000	22,179
Hankook Tire Co., Ltd.	1,151,000	21,825
Golden Eagle Retail Group Ltd.	10,730,000	21,449
Live Nation Entertainment, Inc.2	1,450,000	21,025
Lions Gate Entertainment Corp.2	3,350,000	20,904
CTC Media, Inc.2	1,100,000	18,942
Oceanus Group Ltd.2	68,025,000	17,027
Minth Group Ltd.	9,624,000	16,114
ASOS PLC2	2,000,000	15,718
Melco Crown Entertainment Ltd. (ADR)2	3,052,763	14,714
Parkson Retail Group Ltd.	8,091,500	13,965
Expedia, Inc.	557,200	13,908
Signet Jewelers Ltd.2	383,000	12,386
Cheil Worldwide Inc.	37,100	10,987
Stella International Holdings Ltd.	5,259,500	10,758
Blue Nile, Inc.2	182,400	10,036
Mitchells & Butlers PLC2	2,039,465	9,818
CKX, Inc.2	1,600,000	9,808
Raffles Education Corp. Ltd.	35,803,240	9,346
AutoNation, Inc.2	500,000	9,040
Café de Coral Holdings Ltd.	3,800,000	8,947
GEOX SpA	1,145,750	7,962
Titan Industries Ltd.	169,314	6,953
Brunswick Corp.	430,000	6,867
American Axle & Manufacturing Holdings, Inc.2	680,000	6,786
Ekornes ASA	293,100	6,374
Harman International Industries, Inc.2	120,000	5,614
Parkson Holdings Bhd.	2,721,950	4,931
Billabong International Ltd.	463,578	4,805
Group 1 Automotive, Inc.2	150,000	4,779
Toll Corp.2	225,000	4,680
NEXEN Tire Co., Ltd.	1,005,000	4,664
P.F. Chang’s China Bistro, Inc.2	100,000	4,413
Jo-Ann Stores, Inc.2	100,000	4,198
Rightmove PLC	395,665	4,050
Intercontinental Hotels Group PLC	173,562	2,720
Schibsted ASA2	101,166	2,558
Timberland Co., Class A2	110,000	2,347
Bloomsbury Publishing PLC	625,000	1,082
Ten Alps PLC2	2,600,000	928
Phorm, Inc.2	125,000	593
Gaming VC Holdings SA	54,400	156
Mobil Travel Guide, Inc.2,3,4	219,739	55
CEC Unet PLC2,4	14,911,148	—
		586,721

INFORMATION TECHNOLOGY — 16.31%
Kingboard Chemical Holdings Ltd.	11,482,000	52,278
Kingboard Laminates Holdings Ltd.	59,286,509	51,696
Rovi Corp.2	1,354,600	50,296
AAC Acoustic Technologies Holdings Inc.	27,004,100	45,146
Monster Worldwide, Inc.2	1,881,300	31,248
Hittite Microwave Corp.2	525,000	23,084
RichTek Technology Corp.	2,150,000	23,038
VTech Holdings Ltd.	2,124,000	22,980
Infotech Enterprises Ltd.	2,585,988	21,282
FormFactor, Inc.2	1,133,000	20,122
Semtech Corp.2	1,120,000	19,522
OBIC Co., Ltd.	92,630	16,847
Global Unichip Corp.	3,576,627	16,232
Verifone Holdings, Inc.2	726,900	14,691
Intersil Corp., Class A	962,500	14,207
Delta Electronics (Thailand) PCL	23,250,000	13,524
DTS, Inc.2	387,119	13,178
AOL Inc.2	489,909	12,385
SuccessFactors, Inc.2	470,000	8,949
Halma PLC	2,182,500	8,359
Hana Microelectronics PCL	11,370,000	7,634
Telecity Group PLC2	1,048,097	6,749
Tripod Technology Corp.	1,940,000	6,573
FARO Technologies, Inc.2	255,000	6,566
Acer Inc.	2,113,930	6,249
Wistron Corp.	3,100,000	5,637
PixArt Imaging Inc.	750,000	4,916
Digital River, Inc.2	157,770	4,780
Global Payments Inc.	95,000	4,327
Spectris PLC	340,000	4,273
OnMobile Global Ltd.2	470,000	4,120
Redington (India) Ltd.	462,660	3,838
Playtech Ltd.	460,000	3,772
ACI Worldwide, Inc.2	181,000	3,730
Renishaw PLC	310,000	3,076
Varian Semiconductor Equipment Associates, Inc.2	90,000	2,981
Wincor Nixdorf AG	40,000	2,715
Acxiom Corp.2	137,900	2,474
Logitech International SA2	150,000	2,451
SEEK Ltd.	250,263	1,841
HSW International, Inc.2,5	190,218	293
HSW International, Inc.2,4,5	67,431	74
KAB Distribution Inc.2,4	1,500,000	—
		568,133

INDUSTRIALS — 12.80%
Intertek Group PLC	1,385,000	30,666
Continental Airlines, Inc., Class B2	1,315,000	28,891
International Container Terminal Services, Inc.	47,285,000	24,376
MSC Industrial Direct Co., Inc., Class A	477,000	24,193
Copart, Inc.2	540,000	19,224
Johnson Electric Holdings Ltd.2	27,405,000	18,143
AMR Corp.2	1,825,000	16,626
Landstar System, Inc.	360,000	15,113
Jain Irrigation Systems Ltd.	671,600	14,394
TrueBlue, Inc.2	915,000	14,182
Goodpack Ltd.	10,490,000	13,128
Pfeiffer Vacuum Technology AG, non-registered shares	166,749	12,749
Pursuit Dynamics PLC1,2	4,229,200	11,962
Gardner Denver, Inc.	265,900	11,710
JVM Co., Ltd.1,2	411,500	11,131
Herman Miller, Inc.	585,000	10,565
Prysmian SpA	525,000	10,337
Lonrho PLC2	49,607,000	9,605
ALL — América Latina Logística SA, units	1,000,000	9,160
easyJet PLC2	1,063,587	7,412
Frigoglass SAIC2	558,473	7,368
De La Rue PLC	523,679	7,368
Temp Holdings Co., Ltd.	906,000	7,336
Zenergy Power PLC1,2	4,073,000	6,835
Flughafen Wien AG, non-registered shares	135,000	6,726
CoStar Group, Inc.2	155,700	6,465
Uponor Oyj	303,000	5,535
Hays PLC	3,180,000	5,240
Loomis AB, Class B	393,000	5,081
AirAsia Bhd.2	11,878,000	5,070
Horizon North Logistics Inc.2	2,700,000	4,867
BELIMO Holding AG	3,450	4,365
Downer EDI Ltd.	621,210	4,308
S1 Corp.	88,000	3,633
Seco Tools AB, Class B	275,000	3,565
John Bean Technologies Corp.	200,000	3,508
Standard Parking Corp.2	190,000	3,120
Houston Wire & Cable Co.	267,600	3,099
Mine Safety Appliances Co.	110,000	3,076
Geberit AG	16,500	2,962
Kaba Holding AG	9,500	2,851
Heidelberger Druckmaschinen AG2	393,000	2,834
Sintex Industries Ltd.	429,100	2,829
Dalian Port (PDA) Co. Ltd., Class H	5,600,000	2,625
Sperian Protection SA4	27,054	2,435
Ellaktor SA	423,457	2,384
United Stationers Inc.2	38,000	2,236
Aboitiz Equity Ventures, Inc.	7,385,100	2,211
DCC PLC	82,500	2,143
PRONEXUS INC.	318,000	1,863
Beacon Roofing Supply, Inc.2	95,000	1,817
Northgate PLC2	627,270	1,781
Watsco, Inc.	28,000	1,593
J&P-AVAX SA	546,000	1,589
Rational AG	8,923	1,567
American Shipping Co. ASA2	188,000	134
Aker Philadelphia Shipyard ASA2	110,800	66
		446,052

HEALTH CARE — 11.82%
Volcano Corp.2	2,420,078	58,469
Inverness Medical Innovations, Inc.2	784,577	30,559
Emergency Medical Services Corp., Class A2	443,300	25,069
Myriad Genetics, Inc.2	1,031,900	24,817
Talecris Biotherapeutics Holdings Corp.2	1,190,000	23,705
OJSC Pharmstandard (GDR)2	946,865	23,577
Cochlear Ltd.	320,899	21,444
Nakanishi Inc.	188,900	19,728
ZOLL Medical Corp.2	727,424	19,175
EGIS Nyrt.	175,825	19,009
Integra LifeSciences Holdings Corp.2	387,250	16,973
Illumina, Inc.2	422,000	16,416
Genomma Lab Internacional, SAB de CV, Series B2	4,245,000	14,757
NuVasive, Inc.2	274,000	12,385
Sonic Healthcare Ltd.	937,860	12,364
Amylin Pharmaceuticals, Inc.2	453,000	10,188
athenahealth, Inc.2	276,000	10,091
Greatbatch, Inc.2	405,200	8,586
ResMed Inc.2	100,000	6,365
Merck Ltd.	370,857	5,154
Invacare Corp.	180,000	4,777
American Medical Systems Holdings, Inc.2	254,936	4,737
Array BioPharma Inc.2	1,115,000	3,055
Ipca Laboratories Ltd.	475,000	2,853
Hologic, Inc.2	140,000	2,596
QRxPharma Ltd.2	3,000,000	2,532
Beckman Coulter, Inc.	38,300	2,405
Masimo Corp.2	90,000	2,389
Endo Pharmaceuticals Holdings Inc.2	98,800	2,341
Laboratorios Farmacéuticos ROVI, SA	255,000	2,329
Martek Biosciences Corp.2	95,000	2,138
A&D Pharma Holdings NV (GDR)2	148,100	641
Ondine Biopharma Corp.2,5	2,620,000	194
Ondine Biopharma Corp. (GBP denominated)2,5	490,000	37
Ondine Biopharma Corp.2	400,000	29
		411,884

MATERIALS — 11.47%
African Minerals Ltd.2	7,905,000	44,177
African Minerals Ltd.2,5	2,480,000	13,859
Midas Holdings Ltd.	46,865,000	34,521
European Goldfields Ltd.2	4,691,100	32,236
Eastern Platinum Ltd.2	18,975,000	27,665
Jaguar Mining Inc.2	2,711,500	24,975
AK Steel Holding Corp.	1,055,000	24,117
Inmet Mining Corp.	400,000	23,253
Allied Gold Ltd.1,2	38,040,274	11,168
Allied Gold Ltd. (CDI)1,2	12,000,000	3,508
Allied Gold Ltd. (GBP denominated)1,2	3,800,000	1,111
Lundin Mining Corp.2	2,250,000	11,947
Centamin Egypt Ltd.2	5,742,024	11,837
Aquarius Platinum Ltd.	1,655,455	10,828
Lynas Corp. Ltd.2	23,325,296	10,378
Sodiff Advanced Materials Co., Ltd.	135,000	10,144
Kenmare Resources PLC1,2	41,598,159	8,528
Kenmare Resources PLC1,2,5	7,047,991	1,445
Huabao International Holdings Ltd.	7,510,000	9,025
Rusoro Mining Ltd.2	13,030,432	4,493
Rusoro Mining Ltd.2,5	12,500,000	4,310
FUCHS PETROLUB AG	91,000	8,238
Conquest Mining Ltd.1,2	20,000,000	6,514
International Petroleum Ltd.1,2,4	22,894,353	6,301
Symrise AG	250,000	5,964
Cheil Industries Inc.	100,500	5,677
Cape Lambert Resources Ltd.2	10,400,000	4,675
Mwana Africa PLC1,2,5	30,000,000	4,556
Mwana Africa PLC1,2	192,500	29
Mineral Deposits Ltd. (CAD denominated)2	2,550,000	2,286
Mineral Deposits Ltd.2	2,365,672	2,073
Sika AG, non-registered shares	2,500	4,233
Sundance Resources Ltd.2	29,400,000	4,181
MBAC Fertilizer Corp.2	1,750,000	4,103
Northern Iron Ltd.2	2,771,279	3,813
SOL SpA	520,000	3,005
J.K. Cement Ltd.	560,000	2,245
Polo Resources Ltd.2	22,823,700	1,603
Gemfields Resources PLC1,2	12,000,000	934
Gemfields Resources PLC1,2,5	8,149,333	634
Intrepid Potash, Inc.2	51,100	1,550
Chaarat Gold Holdings Ltd.2,5	1,710,000	1,506
Calgon Carbon Corp.2	53,000	907
Hard Creek Nickel Corp.2	1,997,100	669
Oxus Gold PLC2	2,591,714	273
Orsu Metals Corp.2	588,231	142
Zoloto Resources Ltd.2,4	2,395,200	12
		399,648

FINANCIALS — 7.80%
Industrial and Commercial Bank of China (Asia) Ltd.	16,535,611	41,403
East West Bancorp, Inc.4	1,148,075	18,013
East West Bancorp, Inc.	670,800	11,685
City National Corp.	276,405	14,918
CDL Hospitality Trusts	10,017,000	12,895
Portfolio Recovery Associates, Inc.2	225,000	12,346
Banco Daycoval SA, preferred nominative	2,085,700	11,862
Champion Real Estate Investment Trust	21,937,377	10,483
Azimut Holding SpA	760,000	9,642
Banco Cruzeiro do Sul SA, preferred nominative	1,377,100	9,279
Redwood Trust, Inc.	600,000	9,252
Banco Panamericano SA, preferred nominative	1,516,700	9,205
Banco Pine SA, preferred nominative	1,500,000	8,935
Jammu and Kashmir Bank Ltd.	565,000	8,593
Indiabulls Real Estate Ltd.2	2,500,000	8,509
Daegu Bank, Ltd.	593,320	7,946
Dah Sing Financial Holdings Ltd.2	1,200,000	6,569
Busan Bank	575,000	6,176
SVB Financial Group2	125,000	5,833
Airesis SA1,2	3,294,151	5,671
Dolphin Capital Investors Ltd.2	6,683,800	5,202
First Southern Bancorp, Inc.2,3,4	232,830	4,913
Starwood Property Trust, Inc.	250,000	4,825
Zions Bancorporation	220,000	4,800
eHealth, Inc.2	255,000	4,016
Gruppo MutuiOnline SpA	475,000	3,638
Banco ABC Brasil SA, preferred nominative	469,300	3,578
China Real Estate Information Corp. (ADR)2	343,900	3,446
United Bankshares, Inc.	105,000	2,753
Paraná Banco SA, preferred nominative	382,280	2,262
Bajaj Holdings & Investment Ltd.	120,725	1,627
Islamic Arab Insurance Co. (Salama)2	5,250,000	1,329
		271,604

ENERGY — 4.75%
Heritage Oil Ltd.2	4,563,000	38,874
Concho Resources Inc.2	454,000	22,863
Dril-Quip, Inc.2	335,000	20,381
Cimarex Energy Co.	309,000	18,348
Karoon Gas Australia Ltd.2	2,076,790	16,004
Oceaneering International, Inc.2	165,000	10,476
Wellstream Holdings PLC	1,000,000	9,947
Regal Petroleum PLC2	9,555,500	9,468
ShaMaran Petroleum Corp.2	14,400,000	7,802
Exillon Energy PLC2	1,456,000	4,312
Borders & Southern Petroleum PLC2	3,340,000	2,676
Cap-Link Ventures Ltd.2,4,5	6,800,000	1,924
Leni Gas & Oil PLC2,5	25,500,000	1,307
BNK Petroleum Inc.2	508,600	1,268
Oilexco Inc. (GBP denominated)2,4,5	1,900,000	—
Oilexco Inc. (GBP denominated)2	1,755,000	—
Oilexco Inc.2,4,5	985,000	—
		165,650

UTILITIES — 3.29%
Xinao Gas Holdings Ltd.	37,329,700	95,392
Hyflux Ltd	7,852,000	19,092
		114,484

CONSUMER STAPLES — 2.79%
Kernel Holding SA2	1,555,000	30,544
Hite Brewery Co., Ltd.	171,300	21,579
Hypermarcas SA, ordinary nominative2	1,053,600	12,878
Whole Foods Market, Inc.2	325,000	11,749
Nong Shim Co., Ltd.	40,505	8,128
PureCircle Ltd. (CDI)2	1,845,238	6,851
Drogasil SA, ordinary nominative	341,900	5,493
		97,222

TELECOMMUNICATION SERVICES — 0.74%
tw telecom inc.2	650,000	11,798
Partner Communications Co. Ltd.	383,306	8,615
Partner Communications Co. Ltd. (ADR)	14,000	316
Total Access Communication PCL	2,403,300	2,788
StarHub Ltd	1,372,250	2,247
		25,764

MISCELLANEOUS — 4.89%
Other common stocks in initial period of acquisition		170,441

Total common stocks (cost: $2,708,081,000)		3,257,603

Rights & warrants — 0.07%

ENERGY — 0.01%
Cap-Link Ventures Ltd., warrants, expire 20122,4,5	6,800,000	434
Leni Gas & Oil PLC, warrants, expire 20132,4,5	12,750,000	17
		451

MATERIALS — 0.01%
Rusoro Mining Ltd., warrants, expire 20122,5	4,500,000	155
Rusoro Mining Ltd., warrants, expire 20112,4	833,334	—
Rusoro Mining Ltd., warrants, expire 20122,4	755,882	—
Hard Creek Nickel Corp., warrants, expire 20102,4	998,550	70
		225

MISCELLANEOUS — 0.05%
Other rights & warrants in initial period of acquisition		1,575

Total rights & warrants (cost: $3,898,000)		2,251

	Shares or
Convertible securities — 0.12%	principal amount

TELECOMMUNICATION SERVICES — 0.11%
tw telecom inc. 2.375% convertible debentures 2026	$3,300,000	3,774

FINANCIALS — 0.01%
First Southern Bancorp, Inc., Series C, convertible preferred2,3,4	398	398

ENERGY — 0.00%
High Arctic Energy Services Inc. 10.00% convertible debentures 20124,6	$ C2,300,000	23

Total convertible securities (cost: $5,117,000)		4,195

	Principal amount
Bonds, notes & other debt instruments — 0.44%	(000)

FINANCIALS — 0.44%
Zions Bancorporation 5.65% 2014	$3,030	2,773
Zions Bancorporation 5.50% 2015	165	154
Zions Bancorporation 6.00% 2015	13,571	12,499

Total bonds, notes & other debt instruments (cost: $12,428,000)		15,426

Short-term securities — 6.05%

Freddie Mac 0.14%–0.24% due 4/26–8/18/2010	66,100	66,069
International Bank for Reconstruction and Development 0.13%–0.18% due 4/12–7/19/2010	31,800	31,785
Fannie Mae 0.13%–0.19% due 5/12–5/25/2010	22,400	22,395
Federal Home Loan Bank 0.14%–0.15% due 5/17–5/28/2010	19,500	19,496
U.S. Treasury Bill 0.144% due 5/6/2010	18,700	18,697
Eni Finance USA Inc. 0.18% due 4/7–5/11/20105	17,000	16,998
Bank of Nova Scotia 0.07% due 4/1/2010	12,600	12,600
Thunder Bay Funding, LLC 0.19% due 4/6/20105	11,000	11,000
GDF SUEZ 0.20% due 4/27/20105	6,200	6,199
Hydro-Québec 0.12% due 4/12/20105	5,600	5,600

Total short-term securities (cost: $210,839,000)		210,839

Total investment securities (cost: $2,940,363,000)		3,490,314
Other assets less liabilities		(6,309)

Net assets		$3,484,005
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
2Security did not produce income during the last 12 months.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$4,913	$4,913	.14%
First Southern Bancorp, Inc., Series C	12/17/2009	398	398	.01
Mobil Travel Guide, Inc.	12/17/2007	55	55	.00

Total restricted securities		$5,366	$5,366	.15%

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $34,669,000, which represented 1.00% of the net assets of the fund.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $70,542,000, which represented 2.02% of the net assets of the fund.

6Scheduled interest and/or principal payment was not received.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2010, appear below.
.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/10 (000)

Fourlis	2,804,285	—	—	2,804,285	$—	$33,622
Allied Gold Ltd.	38,040,274	—	—	38,040,274	—	11,168
Allied Gold Ltd. (CDI)	12,000,000	—	—	12,000,000	—	3,508
Allied Gold Ltd. (GBP denominated)	3,800,000	—	—	3,800,000	—	1,111
Pursuit Dynamics PLC	4,229,200	—	—	4,229,200	—	11,962
JVM Co., Ltd.	411,500	—	—	411,500	—	11,131
Kenmare Resources PLC	21,637,759	19,960,400	—	41,598,159	—	8,528
Kenmare Resources PLC	—	7,047,991	—	7,047,991	—	1,445
Zenergy Power PLC	2,000,000	2,073,000	—	4,073,000	—	6,835
Conquest Mining Ltd.	20,000,000	—	—	20,000,000	—	6,514
International Petroleum Ltd.*	2,894,353	20,000,000	—	22,894,353	—	6,301
Airesis SA	3,294,151	—	—	3,294,151	—	5,671
Mwana Africa PLC	—	30,000,000	—	30,000,000	—	4,556
Mwana Africa PLC	192,500	—	—	192,500	—	29
Gemfields Resources PLC	2,000,000	10,000,000	—	12,000,000	—	934
Gemfields Resources PLC	8,149,333	—	—	8,149,333	—	634
Jumbo SA†	7,141,333	—	944,563	6,196,770	—	—
					$—	$113,949

*This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2009; it was not publicly disclosed.
†Unaffiliated issuer at 3/31/2010.

Key to abbreviations and symbol

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
CAD/C$ = Canadian dollars
GBP = British pounds

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$586,666	$—	$55	$586,721
Information technology	568,059	—	74	568,133
Industrials	443,617	2,435	—	446,052
Health care	411,884	—	—	411,884
Materials	393,335	—	6,313	399,648
Financials	248,678	18,013	4,913	271,604
Energy	163,726	—	1,924	165,650
Utilities	114,484	—	—	114,484
Consumer staples	97,222	—	—	97,222
Telecommunication services	25,764	—	—	25,764
Miscellaneous	170,441	—	—	170,441
Rights & warrants	1,730	87	434	2,251
Convertible securities	—	3,774	421	4,195
Bonds, notes & other debt instruments	—	15,426	—	15,426
Short-term securities	—	210,839	—	210,839
Total	$3,225,606	$250,574	$14,134	$3,490,314

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning			Net transfers	Ending
	value	Net purchases	Net unrealized	out of	value
	at 1/1/2010	and sales	depreciation	Level 3*	at 3/31/2010
Investment securities	$24,986	$(1,470)	$(3,847)	$(5,535)	$14,134

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands):					$(539)

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$798,204
Gross unrealized depreciation on investment securities	(311,166)
Net unrealized appreciation on investment securities	487,038
Cost of investment securities for federal income tax purposes	3,003,276

Growth Fund
Investment portfolio

March 31, 2010
  unaudited
Common stocks — 96.84%	Shares	Value (000)

INFORMATION TECHNOLOGY — 17.70%
Cisco Systems, Inc.1	23,315,000	$606,889
Google Inc., Class A1	1,024,000	580,618
Apple Inc.1	2,360,000	554,435
Microsoft Corp.	15,020,000	439,635
Oracle Corp.	14,868,800	381,979
Fidelity National Information Services, Inc.	12,040,000	282,218
Lender Processing Services, Inc.2	5,785,000	218,384
EMC Corp.1	10,000,000	180,400
Corning Inc.	7,850,000	158,649
International Business Machines Corp.	1,000,000	128,250
Red Hat, Inc.1	4,318,300	126,397
Texas Instruments Inc.	3,925,000	96,045
Hewlett-Packard Co.	1,710,000	90,886
Linear Technology Corp.	2,895,000	81,871
ASML Holding NV	2,250,000	80,563
Avago Technologies Ltd.1	3,798,000	78,087
Juniper Networks, Inc.1	2,500,000	76,700
QUALCOMM Inc.	1,689,000	70,921
Samsung Electronics Co. Ltd.	90,000	65,081
KLA-Tencor Corp.	1,610,000	49,781
Heartland Payment Systems, Inc.2	2,426,600	45,135
Intuit Inc.1	1,295,000	44,470
Yahoo! Inc.1	2,465,000	40,746
Tyco Electronics Ltd.	1,149,125	31,578
Digital River, Inc.1	1,020,000	30,906
Comverse Technology, Inc.1	2,827,300	23,467
Palm, Inc.1	5,250,000	19,740
Paychex, Inc.	600,000	18,420
AOL Inc.1	284,636	7,196
		4,609,447

FINANCIALS — 13.47%
Wells Fargo & Co.	17,770,296	553,012
Bank of America Corp.	21,430,000	382,526
Berkshire Hathaway Inc., Class A1	2,615	318,507
Goldman Sachs Group, Inc.	1,480,000	252,532
Citigroup Inc.1	47,050,000	190,553
Fairfax Financial Holdings Ltd.	230,000	86,259
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	80,887
Aon Corp.	3,385,500	144,595
Onex Corp.	4,600,500	130,931
American Express Co.	3,000,000	123,780
XL Capital Ltd, Class A	5,900,000	111,510
JPMorgan Chase & Co.	2,254,000	100,867
PNC Financial Services Group, Inc.	1,652,480	98,653
Morgan Stanley	3,000,000	87,870
YES BANK Ltd.1	13,170,000	75,282
Jefferies Group, Inc.	3,000,000	71,010
Hancock Holding Co.	1,680,000	70,241
Industrial and Commercial Bank of China Ltd., Class H	89,000,000	67,862
Marsh & McLennan Companies, Inc.	2,753,600	67,243
New York Community Bancorp, Inc.	3,400,000	56,236
MB Financial, Inc.	2,377,500	53,565
Toronto-Dominion Bank	680,000	50,710
ACE Ltd.	965,000	50,469
Northern Trust Corp.	892,000	49,292
Old National Bancorp	4,077,000	48,720
AMP Ltd.	8,254,834	47,407
People’s United Financial, Inc.	3,000,000	46,920
Bank of New York Mellon Corp.	1,150,000	35,512
Bank of Ireland1	9,096,177	19,694
T. Rowe Price Group, Inc.	315,000	17,303
Umpqua Holdings Corp.	1,300,000	17,238
		3,507,186

CONSUMER DISCRETIONARY — 13.11%
Johnson Controls, Inc.	10,949,100	361,211
Wynn Resorts, Ltd.	3,120,000	236,590
Wynn Macau, Ltd.1	157,230,000	226,813
CarMax, Inc.1	7,842,500	197,004
Best Buy Co., Inc.	4,100,000	174,414
lululemon athletica inc.1,2	4,000,000	166,000
Amazon.com, Inc.1	1,110,000	150,660
Starbucks Corp.1	6,000,000	145,620
Chipotle Mexican Grill, Inc.1	1,241,400	139,869
Home Depot, Inc.	4,155,000	134,414
NIKE, Inc., Class B	1,820,000	133,770
Las Vegas Sands Corp.1	5,962,500	126,107
Lowe’s Companies, Inc.	4,546,000	110,195
Capella Education Co.1,2	1,086,826	100,901
Target Corp.	1,886,400	99,225
Time Warner Inc.	3,131,000	97,906
Strayer Education, Inc.	400,000	97,408
News Corp., Class A	6,490,000	93,521
Marriott International, Inc., Class A	2,514,430	79,255
Penn National Gaming, Inc.1	2,363,000	65,691
Shaw Communications Inc., Class B, nonvoting	3,250,000	64,577
Comcast Corp., Class A	3,145,000	59,189
Harman International Industries, Inc.1	1,245,000	58,241
Blue Nile, Inc.1,2	1,043,000	57,386
Education Management Corp.1	2,261,000	49,516
Shimano Inc.	1,100,000	48,720
Time Warner Cable Inc.	650,000	34,651
Toyota Motor Corp.	765,000	30,687
Weight Watchers International, Inc.	1,062,000	27,113
Sands China Ltd.1	15,000,000	23,841
McGraw-Hill Companies, Inc.	650,000	23,172
		3,413,667

HEALTH CARE — 12.76%
Gilead Sciences, Inc.1	9,730,000	442,520
Intuitive Surgical, Inc.1	1,055,000	367,277
Roche Holding AG	1,212,500	197,220
Shire Ltd. (ADR)	2,700,000	178,092
Vertex Pharmaceuticals Inc.1	4,257,000	173,984
Covidien PLC	3,110,000	156,371
UnitedHealth Group Inc.	4,165,000	136,071
Hospira, Inc.1	2,400,000	135,960
Medtronic, Inc.	3,000,000	135,090
Zimmer Holdings, Inc.1	2,275,000	134,680
Covance Inc.1	2,040,000	125,236
Human Genome Sciences, Inc.1	4,000,000	120,800
Amgen Inc.1	1,775,197	106,086
Allergan, Inc.	1,620,000	105,818
Stryker Corp.	1,810,955	103,623
Grifols, SA	6,190,169	92,644
Baxter International Inc.	1,565,000	91,083
Celgene Corp.1	1,378,000	85,381
ResMed Inc.1	1,300,000	82,745
Merck & Co., Inc.	2,195,788	82,013
Cardinal Health, Inc.	2,200,000	79,266
McKesson Corp.	665,000	43,704
Edwards Lifesciences Corp.1	434,501	42,963
St. Jude Medical, Inc.1	883,000	36,247
Aetna Inc.	1,000,000	35,110
Aveta Inc.1,3,4	2,843,000	17,058
Abbott Laboratories	185,000	9,746
Abraxis BioScience, Inc.1	125,021	6,470
Fresenius SE1	357,094	53
		3,323,311

ENERGY — 12.51%
Suncor Energy Inc.	13,764,081	447,865
Canadian Natural Resources, Ltd.	4,625,700	342,542
Pacific Rubiales Energy Corp.1	12,550,000	243,928
Devon Energy Corp.	3,424,700	220,653
Tenaris SA (ADR)	4,670,000	200,530
Schlumberger Ltd.	3,045,000	193,236
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	189,527
Noble Energy, Inc.	2,400,000	175,200
Murphy Oil Corp.	2,698,800	151,646
Core Laboratories NV	1,100,000	143,880
Concho Resources Inc.1	2,500,000	125,900
EOG Resources, Inc.	1,198,328	111,373
Petrohawk Energy Corp.1	5,490,000	111,337
Uranium One Inc.1,2	32,429,500	85,618
Peabody Energy Corp.	1,720,000	78,604
Diamond Offshore Drilling, Inc.	685,000	60,835
BG Group PLC	3,050,000	52,825
Helmerich & Payne, Inc.	1,280,000	48,742
Arch Coal, Inc.	2,000,000	45,700
Rosetta Resources Inc.1	1,920,000	45,216
Cobalt International Energy, Inc.1	2,500,000	34,000
Plains Exploration & Production Co.1	974,234	29,217
Denbury Resources Inc.1	1,609,400	27,151
Apache Corp.	250,000	25,375
Hess Corp.	324,000	20,266
Niko Resources Ltd.	173,100	18,473
Halliburton Co.	596,800	17,982
Crescent Point Energy Corp.	275,000	10,557
		3,258,178

MATERIALS — 10.02%
Barrick Gold Corp.	10,000,000	383,400
Newmont Mining Corp.	7,305,000	372,044
Rio Tinto PLC	5,902,955	350,053
Potash Corp. of Saskatchewan Inc.	2,800,000	334,180
Monsanto Co.	2,511,200	179,350
Freeport-McMoRan Copper & Gold Inc.	2,000,000	167,080
Cliffs Natural Resources Inc.	2,260,000	160,347
Walter Energy, Inc.	1,400,000	129,178
Gold Fields Ltd.	10,000,000	126,814
CRH PLC	4,364,678	109,207
Shin-Etsu Chemical Co., Ltd.	1,835,000	106,727
Praxair, Inc.	1,135,000	94,205
Vale SA, Class A, preferred nominative (ADR)	2,000,000	55,520
First Quantum Minerals Ltd.	473,700	38,998
Buzzi Unicem SpA, nonconvertible shares	449,426	3,682
		2,610,785

INDUSTRIALS — 8.36%
First Solar, Inc.1	2,885,095	353,857
Boeing Co.	3,665,000	266,116
Stericycle, Inc.1	2,890,000	157,505
United Technologies Corp.	2,075,000	152,741
Lockheed Martin Corp.	1,820,000	151,460
KBR, Inc.	5,397,130	119,600
General Dynamics Corp.	1,300,000	100,360
Roper Industries, Inc.	1,540,000	89,074
Iron Mountain Inc.	3,105,000	85,077
Graco Inc.	2,375,000	76,000
Northrop Grumman Corp.	1,150,000	75,405
Spirit AeroSystems Holdings, Inc., Class A1	3,103,600	72,562
General Electric Co.	3,000,000	54,600
TransDigm Group Inc.	915,646	48,566
MTU Aero Engines Holding AG	737,629	42,996
W.W. Grainger, Inc.	350,000	37,842
Actuant Corp., Class A	1,763,027	34,467
MSC Industrial Direct Co., Inc., Class A	550,000	27,896
United Parcel Service, Inc., Class B	425,000	27,374
Grafton Group PLC, units	6,270,000	26,938
Tyco International Ltd.	699,125	26,742
Republic Services, Inc.	870,600	25,265
Honeywell International Inc.	515,000	23,314
Norfolk Southern Corp.	400,000	22,356
FedEx Corp.	200,000	18,680
Vestas Wind Systems A/S1	275,000	14,976
Fastenal Co.	295,000	14,157
Raytheon Co.	246,000	14,052
Dun & Bradstreet Corp.	125,000	9,302
Brady Corp., Class A, nonvoting shares	225,000	7,002
		2,176,282

CONSUMER STAPLES — 4.88%
Philip Morris International Inc.	4,430,000	231,069
Coca-Cola Co.	3,465,000	190,575
Wal-Mart Stores, Inc.	2,500,000	139,000
Anheuser-Busch InBev NV	2,500,000	126,169
Estée Lauder Companies Inc., Class A	1,697,240	110,100
Altria Group, Inc.	4,050,000	83,106
PepsiCo, Inc.	1,220,000	80,715
Pernod Ricard SA1	899,015	76,484
Beiersdorf AG	1,125,000	67,417
Costco Wholesale Corp.	1,105,000	65,980
CVS/Caremark Corp.	1,600,000	58,496
Colgate-Palmolive Co.	250,000	21,315
Procter & Gamble Co.	315,000	19,930
		1,270,356

TELECOMMUNICATION SERVICES — 1.86%
Qwest Communications International Inc.	25,000,000	130,500
SOFTBANK CORP.	4,252,600	104,903
Telefónica, SA	3,620,000	85,921
América Móvil, SAB de CV, Series L (ADR)	1,595,000	80,292
American Tower Corp., Class A1	1,150,000	49,002
Telephone and Data Systems, Inc., special common shares	1,190,000	35,510
		486,128

UTILITIES — 1.12%
Edison International	2,400,000	82,008
Exelon Corp.	1,445,000	63,305
Allegheny Energy, Inc.	2,550,000	58,650
NRG Energy, Inc.1	1,300,000	27,170
KGen Power Corp.1,2,3,4	3,166,128	22,163
RRI Energy, Inc.1	5,696,500	21,020
Dynegy Inc., Class A1	13,900,000	17,514
		291,830

MISCELLANEOUS — 1.05%
Other common stocks in initial period of acquisition		272,789

Total common stocks (cost: $20,493,950,000)		25,219,959

Convertible securities — 0.04%

UTILITIES — 0.04%
Great Plains Energy Inc. 12.00% convertible preferred	175,000	11,114

Total convertible securities (cost: $8,750,000)		11,114

	Principal amount	Value
Short-term securities — 2.99%	(000)	(000)

U.S. Treasury Bills 0.135%–0.21% due 6/10–8/26/2010	$158,100	$158,002
Federal Home Loan Bank 0.075%–0.175% due 4/9–6/23/2010	152,000	151,959
Freddie Mac 0.12%–0.20% due 4/1–7/8/2010	146,075	146,028
Coca-Cola Co. 0.17%–0.23% due 5/11–5/19/20105	96,200	96,180
Straight-A Funding LLC 0.16%–0.22% due 4/6–6/8/20105	65,671	65,663
Hewlett-Packard Co. 0.10% due 4/6/20105	54,600	54,599
Procter & Gamble International Funding S.C.A. 0.16% due 4/26/20105	31,200	31,196
General Electric Capital Services, Inc. 0.23% due 5/7/2010	29,100	29,094
Paccar Financial Corp. 0.16% due 4/15/2010	23,600	23,598
John Deere Credit Ltd. 0.18% due 4/21/20105	20,500	20,498

Total short-term securities (cost: $776,801,000)		776,817

Total investment securities (cost: $21,279,501,000)		26,007,890
Other assets less liabilities		34,423

Net assets		$26,042,313

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

KGen Power Corp.	12/19/2006	$44,326	$22,163	.08%
Aveta Inc.	12/21/2005	38,381	17,058	.07

Total restricted securities		$82,707	$39,221	.15%

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $39,221,000, which represented .15% of the net assets of the fund.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $268,136,000, which represented 1.03% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2010, appear below.
.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/10 (000)

Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	$579	$218,384
lululemon athletica inc.	4,000,000	—	—	4,000,000	—	166,000
Capella Education Co.	—	1,086,826	—	1,086,826	—	100,901
Uranium One Inc.	25,544,500	6,885,000	—	32,429,500	—	85,618
Blue Nile, Inc.	1,043,000	—	—	1,043,000	—	57,386
Heartland Payment Systems, Inc.	2,426,600	—	—	2,426,600	24	45,135
KGen Power Corp.	3,166,128	—	—	3,166,128	—	22,163
Core Laboratories NV*	1,197,700	—	97,700	1,100,000	122	—
Minerals Technologies Inc.*	1,025,000	—	1,025,000	—	1	—
Pacific Rubiales Energy Corp.*	12,550,000	—	—	12,550,000	—	—
Palm, Inc.*	9,250,000	—	4,000,000	5,250,000	—	—
					$726	$695,587

*Unaffiliated issuer at 3/31/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$4,609,447	$—	$—	$4,609,447
Financials	3,507,186	—	—	3,507,186
Consumer discretionary	3,413,667	—	—	3,413,667
Health care	3,306,253	—	17,058	3,323,311
Energy	3,258,178	—	—	3,258,178
Materials	2,610,785	—	—	2,610,785
Industrials	2,176,282	—	—	2,176,282
Consumer staples	1,270,356	—	—	1,270,356
Telecommunication services	486,128	—	—	486,128
Utilities	269,667	—	22,163	291,830
Miscellaneous	272,789	—	—	272,789
Convertible securities	11,114	—	—	11,114
Short-term securities	—	776,817	—	776,817
Total	$25,191,852	$776,817	$39,221	$26,007,890

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning					Ending
	value		Net realized	Net unrealized	Net transfers	value
	at 1/1/2010	Net sales	loss	appreciation	into Level 3*	at 3/31/2010
Investment securities	$18,997	$(6,263)	$(7,912)	$11,041	$23,358	$39,221

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands):						$11,041

*Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,928,527
Gross unrealized depreciation on investment securities	(1,389,816)
Net unrealized appreciation on investment securities	4,538,711
Cost of investment securities for federal income tax purposes	21,469,179

International Fund
Investment portfolio

March 31, 2010
  unaudited
Common stocks — 94.75%	Shares	Value (000)

FINANCIALS — 21.09%
Credit Suisse Group AG	3,516,613	$181,802
Prudential PLC	18,909,470	157,220
BNP Paribas SA	1,896,155	145,896
Erste Bank der oesterreichischen Sparkassen AG	3,088,804	129,991
Banco Santander, SA	9,719,011	129,413
UniCredit SpA1	42,427,450	125,590
Lloyds Banking Group PLC1	123,074,399	117,318
Bank of China Ltd., Class H	207,848,000	110,831
Itaú Unibanco Holding SA, preferred nominative (ADR)	4,456,150	97,991
Société Générale	1,156,848	72,895
Sumitomo Mitsui Financial Group, Inc.	1,888,300	62,499
Nomura Holdings, Inc.	7,947,700	58,654
UBS AG1	3,462,983	56,459
Banco Bradesco SA, preferred nominative	3,025,000	55,757
Housing Development Finance Corp. Ltd.	881,546	53,443
Barclays PLC2	5,307,100	29,038
Barclays PLC	3,230,000	17,673
China Construction Bank Corp., Class H	56,860,000	46,578
OTP Bank PLC1	1,300,000	45,573
Ping An Insurance (Group) Co. of China, Ltd., Class H	5,286,000	45,548
Bangkok Bank PCL, nonvoting depository receipt	9,550,000	38,856
Banco do Brasil SA, ordinary nominative	2,006,800	33,662
CapitaMalls Asia Ltd.1	16,401,000	26,508
HSBC Holdings PLC (Hong Kong)	2,500,000	25,470
Sampo Oyj, Class A	941,723	25,028
Deutsche Börse AG	284,700	21,143
Admiral Group PLC	787,000	15,776
AXA SA	683,312	15,229
Industrial and Commercial Bank of China Ltd., Class H	11,410,000	8,700
Deutsche Bank AG	111,000	8,566
Siam Commercial Bank PCL	2,945,000	8,383
Shinhan Financial Group Co., Ltd.	213,310	8,382
HDFC Bank Ltd.	173,000	7,463
Sun Hung Kai Properties Ltd.	364,000	5,476
Kerry Properties Ltd.	651,180	3,493
		1,992,304

CONSUMER DISCRETIONARY — 12.15%
Industria de Diseño Textil, SA	3,164,000	208,960
Daimler AG	2,607,000	122,961
Fiat SpA1	7,507,800	97,938
British Sky Broadcasting Group PLC	9,457,500	86,460
adidas AG	1,370,000	73,414
Marks and Spencer Group PLC	9,880,000	55,529
Esprit Holdings Ltd.	6,666,614	52,593
H & M Hennes & Mauritz AB, Class B	774,000	50,477
Honda Motor Co., Ltd.	1,302,000	46,022
Bayerische Motoren Werke AG	788,000	36,447
Yue Yuen Industrial (Holdings) Ltd.3	10,000,000	35,300
Techtronic Industries Co. Ltd.	40,554,000	32,907
Yamada Denki Co., Ltd.	441,220	32,609
JCDecaux SA1	945,000	26,458
Renault SA1	551,000	25,873
Toyota Motor Corp.	609,500	24,449
Cie. Générale des Établissements Michelin, Class B	321,934	23,769
Li & Fung Ltd.	4,154,000	20,438
Kesa Electricals PLC	9,575,630	18,453
Porsche Automobil Holding SE, nonvoting preferred	285,000	17,426
Swatch Group Ltd, non-registered shares	48,500	15,510
Carnival PLC	350,000	14,377
OPAP SA	429,330	9,760
Hyundai Motor Co.	83,000	8,475
Multi Screen Media Private Ltd.1,3,4	82,217	5,579
Belle International Holdings Ltd.	3,900,000	5,244
		1,147,428

HEALTH CARE — 12.12%
Bayer AG	6,130,023	415,421
Novartis AG	4,864,613	263,521
Teva Pharmaceutical Industries Ltd. (ADR)	2,928,000	184,698
Merck KGaA	972,655	78,972
Richter Gedeon NYRT	307,000	66,569
OJSC Pharmstandard (GDR)1	1,280,000	31,872
OJSC Pharmstandard (GDR)1,2	307,300	7,652
Terumo Corp.	700,000	37,339
EGIS Nyrt.	305,834	33,064
Essilor International	272,000	17,399
UCB SA	190,347	8,143
		1,144,650

INFORMATION TECHNOLOGY — 9.53%
Canon, Inc.	2,738,900	127,029
SAP AG	2,550,000	123,741
HOYA CORP.	4,158,300	114,425
Rohm Co., Ltd.	896,900	67,056
Acer Inc.	17,796,760	52,611
Delta Electronics, Inc.	15,575,867	49,334
Redecard SA, ordinary nominative	2,605,000	48,162
Tokyo Electron Ltd.	700,000	46,487
Autonomy Corp. PLC1	1,600,000	44,295
Murata Manufacturing Co., Ltd.	730,500	41,548
MediaTek Inc.	1,902,297	33,034
Cielo SA, ordinary nominative	2,776,900	26,138
Ibiden Co., Ltd.	730,000	25,178
Hirose Electric Co., Ltd.	217,300	25,091
Nippon Electric Glass Co., Ltd.	1,050,000	14,812
Samsung Electronics Co. Ltd.	19,000	13,739
Infosys Technologies Ltd.	224,189	13,085
Nintendo Co., Ltd.	36,000	12,069
Taiwan Semiconductor Manufacturing Co. Ltd.	5,847,497	11,334
Keyence Corp.	24,000	5,743
NetEase.com, Inc. (ADR)1	152,000	5,391
		900,302

CONSUMER STAPLES — 8.24%
Nestlé SA	3,404,800	174,887
Anheuser-Busch InBev NV	2,612,414	131,842
Anheuser-Busch InBev NV, VVPR STRIPS1	1,189,792	11
Pernod Ricard SA	1,319,409	112,250
Imperial Tobacco Group PLC	3,200,000	97,676
Danone SA	1,234,806	74,524
L’Oréal SA	512,000	53,944
Koninklijke Ahold NV	2,768,000	36,970
Wilmar International Ltd.	7,647,000	36,641
British American Tobacco PLC	612,000	21,111
Tesco PLC	1,923,357	12,719
SABMiller PLC	379,600	11,137
Wesfarmers Ltd.	370,304	10,800
METRO AG	62,543	3,717
		778,229

TELECOMMUNICATION SERVICES — 7.91%
América Móvil, SAB de CV, Series L (ADR)	3,961,500	199,422
MTN Group Ltd.	9,849,900	151,735
Philippine Long Distance Telephone Co.	1,254,800	67,331
Philippine Long Distance Telephone Co. (ADR)	340,000	18,115
Telefónica, SA	3,495,000	82,954
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	65,947,500	58,435
Telekom Austria AG, non-registered shares	3,421,453	47,920
Millicom International Cellular SA	514,700	45,886
Bharti Airtel Ltd.	3,587,800	25,019
Koninklijke KPN NV	840,100	13,335
KDDI Corp.	2,130	11,042
Orascom Telecom Holding SAE (GDR)3	1,285,084	6,580
Orascom Telecom Holding SAE (GDR)	262,262	1,343
Turkcell Iletisim Hizmetleri AS	1,250,000	7,618
Vodafone Group PLC	2,666,250	6,154
France Télécom SA	175,000	4,195
Bayan Telecommunications Holdings Corp., Class A1,3,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,3,4	14,199	—
		747,084

INDUSTRIALS — 7.23%
BAE Systems PLC	18,804,000	106,027
Siemens AG	901,000	90,406
Ryanair Holdings PLC (ADR)1	3,311,400	89,971
Wolseley PLC1	3,188,152	77,077
Samsung Engineering Co., Ltd.	465,000	48,095
SMC Corp.	340,000	46,215
Asahi Glass Co., Ltd.	3,900,000	43,988
Air France1	2,372,000	37,571
Vallourec SA	150,000	30,305
Schneider Electric SA	232,000	27,263
East Japan Railway Co.	224,000	15,596
Geberit AG	75,000	13,462
Qantas Airways Ltd.1	4,600,000	11,985
Legrand SA	308,000	9,749
AB Volvo, Class B	965,000	9,746
Kühne + Nagel International AG	55,000	5,582
Komatsu Ltd.	260,000	5,458
KONE Oyj, Class B	130,000	5,383
SGS SA	3,700	5,117
Daikin Industries, Ltd.	108,300	4,437
		683,433

ENERGY — 6.73%
OAO Gazprom (ADR)	9,515,300	221,992
Royal Dutch Shell PLC, Class B	2,557,719	70,517
Royal Dutch Shell PLC, Class A	372,000	10,780
Reliance Industries Ltd.	3,055,000	73,222
Eni SpA	2,806,000	65,955
Sasol Ltd.	1,165,820	48,543
BP PLC	3,583,137	33,921
Woodside Petroleum Ltd.	438,750	18,878
Cameco Corp.	660,608	18,107
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	415,000	16,430
OGX Petróleo e Gás Participações SA, ordinary nominative	1,597,250	14,945
BG Group PLC	770,000	13,336
China National Offshore Oil Corp.	7,250,000	11,934
TOTAL SA	150,000	8,724
OJSC OC Rosneft (GDR)	1,045,000	8,287
		635,571

MATERIALS — 6.04%
ArcelorMittal	4,803,500	211,188
Linde AG	834,500	99,758
Impala Platinum Holdings Ltd.	1,765,000	51,951
Syngenta AG	170,200	47,403
Akzo Nobel NV	693,000	39,569
CRH PLC	1,306,514	32,689
POSCO	63,560	29,667
Givaudan SA	19,832	17,450
Shin-Etsu Chemical Co., Ltd.	275,000	15,995
BASF SE	210,000	13,049
First Quantum Minerals Ltd.	145,000	11,937
		570,656

UTILITIES — 1.63%
GDF SUEZ	2,409,264	93,242
Scottish and Southern Energy PLC	1,746,800	29,206
SUEZ Environnement Co.	942,250	21,727
CEZ, a s	205,000	9,712
		153,887

MISCELLANEOUS — 2.08%
Other common stocks in initial period of acquisition		196,989

Total common stocks (cost: $7,526,609,000)		8,950,533

Preferred stocks — 0.11%

FINANCIALS — 0.11%
Barclays Bank PLC, Series RCI, 14.00%5	5,070,000	10,075

Total preferred stocks (cost: $8,575,000)		10,075

	Principal amount	Value
Bonds, notes & other debt instruments — 0.10%	(000)	(000)

FINANCIALS — 0.10%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€7,000	$9,704

Total bonds, notes & other debt instruments (cost: $9,150,000)		9,704

Short-term securities — 4.83%

International Bank for Reconstruction and Development 0.12%–0.18% due 4/6–5/7/2010	$162,600	162,580
Freddie Mac 0.145%–0.24% due 5/10–8/11/2010	151,300	151,217
Eni Finance USA Inc. 0.17%–0.18% due 4/7–4/9/20102	36,400	36,399
Thunder Bay Funding, LLC 0.17% due 4/5/20102	31,038	31,037
Barton Capital LLC 0.20% due 4/7/20102	25,808	25,807
Federal Home Loan Bank 0.095%–0.13% due 4/23–4/28/2010	20,600	20,599
Barclays U.S. Funding Corp. 0.07% due 4/1/2010	15,000	15,000
Straight-A Funding LLC 0.17% due 4/20/20102	13,714	13,713

Total short-term securities (cost: $456,347,000)		456,352

Total investment securities (cost: $8,000,681,000)		9,426,664
Other assets less liabilities		19,458

Net assets		$9,446,122
“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $143,646,000, which represented 1.52% of the net assets of the fund.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $47,459,000, which represented .50% of the net assets of the fund.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$5,579	.06%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00

Total restricted securities		$32,657	$5,579	.06%

5Coupon rate may change periodically.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$1,992,304	$—	$—	$1,992,304
Consumer discretionary	1,106,549	35,300	5,579	1,147,428
Health care	1,144,650	—	—	1,144,650
Information technology	900,302	—	—	900,302
Consumer staples	778,229	—	—	778,229
Telecommunication services	740,504	6,580	—	747,084
Industrials	683,433	—	—	683,433
Energy	635,571	—	—	635,571
Materials	570,656	—	—	570,656
Utilities	153,887	—	—	153,887
Miscellaneous	196,989	—	—	196,989
Preferred stocks	—	10,075	—	10,075
Bonds, notes & other debt instruments	—	9,704	—	9,704
Short-term securities	—	456,352	—	456,352
Total	$8,903,074	$518,011	$5,579	$9,426,664

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning value	Net unrealized	Ending value
	at 1/1/2010	appreciation	at 3/31/2010

Investment securities	$5,389	$190	$5,579

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands):			$190

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,810,436
Gross unrealized depreciation on investment securities	(456,981)
Net unrealized appreciation on investment securities	1,353,455
Cost of investment securities for federal income tax purposes	8,073,209

New World Fund
Investment portfolio

March 31, 2010
  unaudited
Common stocks — 85.39%	Shares	Value (000)

CONSUMER STAPLES — 16.95%
Tesco PLC	4,242,418	$28,054
Anheuser-Busch InBev NV	546,000	27,555
Wal-Mart de México, SAB de CV, Series V (ADR)	393,000	20,122
Wal-Mart de México, SAB de CV, Series V	705,000	3,600
Shoprite Holdings Ltd.	1,980,000	19,799
Nestlé SA	380,000	19,519
China Yurun Food Group Ltd.	6,119,000	18,679
United Spirits Ltd.	580,142	17,103
Coca-Cola Co.	287,000	15,785
SABMiller PLC	529,000	15,520
OJSC Magnit (GDR)	750,000	13,890
OJSC Magnit (GDR)1	64,500	1,194
Pernod Ricard SA	176,297	14,999
British American Tobacco PLC	393,000	13,556
Beiersdorf AG	220,000	13,184
X5 Retail Group NV (GDR)1,2	281,776	9,806
X5 Retail Group NV (GDR)2	74,200	2,582
Grupo Modelo, SAB de CV, Series C2	1,950,000	11,466
Unilever NV, depository receipts	354,500	10,743
Procter & Gamble Co.	145,000	9,174
PepsiCo, Inc.	135,000	8,932
Grupo Nacional de Chocolates SA	782,500	8,738
IOI Corp. Bhd.	5,097,066	8,436
Avon Products, Inc.	232,200	7,865
Kimberly-Clark de México, SAB de CV, Class A	1,300,000	7,374
BIM Birlesik Magazalar AS	133,000	6,923
Olam International Ltd.	3,365,382	6,233
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	5,500
Danone SA	51,872	3,131
Poslovni sistem Mercator, dd	11,274	2,410
		351,872

FINANCIALS — 13.04%
PT Bank Rakyat Indonesia (Persero) Tbk	25,653,150	23,295
Industrial and Commercial Bank of China Ltd., Class H	29,810,000	22,730
Türkiye Garanti Bankasi AS	4,510,000	21,098
Amil Participações SA, ordinary nominative	2,697,410	20,994
China Life Insurance Co. Ltd., Class H	4,195,000	20,100
Itaú Unibanco Holding SA, preferred nominative (ADR)	559,082	12,294
Itaú Unibanco Holding SA, preferred nominative	347,950	7,626
Banco Santander, SA	1,251,362	16,662
DLF Ltd.	2,350,000	16,196
Housing Development Finance Corp. Ltd.	260,000	15,762
Kasikornbank PCL, nonvoting depository receipt	3,660,000	10,928
Bancolombia SA (ADR)	210,000	9,589
Itaúsa — Investimentos Itaú SA, preferred nominative	1,358,661	9,300
Sberbank (Savings Bank of the Russian Federation) (GDR)3	27,300	8,081
Land and Houses PCL, nonvoting depository receipt	36,450,000	6,823
CIMB Group Holdings Bhd.	1,500,000	6,476
Royal Bank of Scotland Group PLC2	9,675,000	6,465
Erste Bank der oesterreichischen Sparkassen AG	141,377	5,950
FirstRand Ltd.	1,915,127	5,321
Kotak Mahindra Bank Ltd.	259,943	4,339
Banco Industrial e Comercial SA, preferred nominative	512,900	3,877
Bank Hapoalim BM2	830,000	3,686
Bank of the Philippine Islands	3,656,246	3,648
BankMuscat (SAOG) (GDR)3	331,655	3,532
Bank Pekao SA2	60,000	3,494
China Construction Bank Corp., Class H	2,950,500	2,417
		270,683

INFORMATION TECHNOLOGY — 8.35%
Samsung Electronics Co. Ltd.	46,725	33,788
Google Inc., Class A2	45,000	25,515
Infosys Technologies Ltd.	410,200	23,942
HTC Corp.	1,345,100	15,727
Cielo SA, ordinary nominative	1,581,600	14,888
Corning Inc.	460,000	9,297
Kingboard Chemical Holdings Ltd.	1,859,000	8,464
MediaTek Inc.	430,522	7,476
Cisco Systems, Inc.2	281,500	7,327
Micron Technology, Inc.2	600,000	6,234
Yahoo! Inc.2	370,000	6,116
HOYA CORP.	164,400	4,524
NetEase.com, Inc. (ADR)2	120,000	4,256
Nokia Corp.	200,000	3,120
Venture Corp. Ltd.	440,000	2,744
Kingboard Laminates Holdings Ltd.	84,500	74
		173,492

INDUSTRIALS — 8.13%
Murray & Roberts Holdings Ltd.	3,475,000	20,691
Boart Longyear Ltd.2	62,900,000	19,332
Schneider Electric SA	144,335	16,961
Enka Insaat ve Sanayi AS	2,904,999	13,494
Container Corp. of India Ltd.	455,735	13,402
United Technologies Corp.	173,000	12,735
Cia. de Concessões Rodoviárias, ordinary nominative	490,000	10,874
Siemens AG	103,100	10,345
China Railway Construction Corp. Ltd., Class H	7,150,000	8,813
Intertek Group PLC	395,200	8,750
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	233,065	8,628
Outotec Oyj	235,000	8,475
Suzlon Energy Ltd.2	2,740,000	4,392
Bidvest Group Ltd.2	223,114	4,181
KBR, Inc.	124,900	2,768
Jiangsu Expressway Co. Ltd., Class H	2,900,000	2,738
Daelim Industrial Co., Ltd.	21,484	1,424
Doosan Heavy Industries and Construction Co., Ltd.	8,070	646
IJM Corp. Bhd.	100,000	150
		168,799

TELECOMMUNICATION SERVICES — 7.71%
América Móvil, SAB de CV, Series L (ADR)	864,875	43,538
América Móvil, SAB de CV, Series L	850,000	2,141
Telefónica, SA	1,232,000	29,242
Telefónica 02 Czech Republic, AS	685,000	16,042
China Telecom Corp. Ltd., Class H	27,870,000	13,748
Telekom Austria AG, non-registered shares	845,000	11,835
Cellcom Israel Ltd.	322,000	11,003
Partner Communications Co. Ltd.	350,000	7,866
SOFTBANK CORP.	274,200	6,764
Vodafone Group PLC	2,132,500	4,922
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	5,440,000	4,820
China Mobile Ltd.	500,000	4,811
Telekomunikacja Polska SA	600,000	3,411
		160,143

CONSUMER DISCRETIONARY — 6.84%
Toyota Motor Corp.	588,300	23,599
Truworths International Ltd.	3,232,000	23,249
Honda Motor Co., Ltd.	455,000	16,083
McDonald’s Corp.	205,000	13,678
Parkson Holdings Bhd.	5,312,600	9,625
Swatch Group Ltd	95,000	5,666
Swatch Group Ltd, non-registered shares	10,450	3,342
Sony Corp.	220,000	8,436
Nitori Co., Ltd.	100,000	7,605
Wynn Macau, Ltd.2	4,250,000	6,130
PT Astra International Tbk	1,250,000	5,765
Desarrolladora Homex, SA de CV (ADR)2	160,000	4,525
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	215,000	4,519
Li & Fung Ltd.	886,600	4,362
TVN SA	500,000	3,157
Central European Media Enterprises Ltd., Class A2	75,000	2,198
		141,939

MATERIALS — 6.56%
Holcim Ltd2	407,011	30,430
Anglo American PLC2	401,850	17,629
Fibria Celulose SA, ordinary nominative (ADR)2	746,138	16,326
Linde AG	109,000	13,030
Sigma-Aldrich Corp.	205,000	11,000
Vale SA, Class A, preferred nominative	252,000	7,017
Vale SA, Class A, preferred nominative (ADR)	130,000	3,609
BHP Billiton PLC	262,664	9,015
Israel Chemicals Ltd.	635,000	8,597
Rio Tinto PLC	122,000	7,235
Antofagasta PLC	250,000	3,948
OCI Co. Ltd.	22,000	3,831
PT Semen Gresik (Persero) Tbk	3,825,000	3,074
Buzzi Unicem SpA	74,340	938
Buzzi Unicem SpA, nonconvertible shares	72,270	592
		136,271

ENERGY — 6.49%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	413,520	18,397
OAO Gazprom (ADR)	650,000	15,164
Oil Search Ltd.	2,384,267	13,036
Cairn India Ltd.2	1,507,000	10,277
Eurasia Drilling Co. Ltd. (GDR)1	254,800	4,765
Eurasia Drilling Co. Ltd. (GDR)	249,350	4,663
Tenaris SA (ADR)	212,500	9,125
Saipem SpA, Class S	233,000	9,033
Nexen Inc.	351,058	8,691
Noble Energy, Inc.	100,000	7,300
Niko Resources Ltd.	65,000	6,937
TOTAL SA	75,000	4,362
TOTAL SA (ADR)	32,500	1,886
Oil and Gas Development Co. Ltd.	4,000,000	6,180
Uranium One Inc.2	1,800,000	4,752
Reliance Industries Ltd.	160,000	3,835
Chevron Corp.	45,000	3,412
OAO TMK (GDR)1,2	142,826	2,949
		134,764

HEALTH CARE — 4.92%
Cochlear Ltd.	475,000	31,741
Novo Nordisk A/S, Class B	310,020	24,109
Krka, dd, Novo mesto	209,640	20,621
Teva Pharmaceutical Industries Ltd. (ADR)	200,000	12,616
Baxter International Inc.	170,000	9,894
Novartis AG	57,500	3,115
		102,096

UTILITIES — 1.92%
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	775,000	12,856
CLP Holdings Ltd.	1,122,000	8,020
PGE Polska Grupa Energetyczna SA2	950,000	7,697
Cheung Kong Infrastructure Holdings Ltd.	1,840,000	7,122
China Resources Power Holdings Co. Ltd.	1,924,000	4,119
		39,814

MISCELLANEOUS — 4.48%
Other common stocks in initial period of acquisition		93,088

Total common stocks (cost: $1,332,488,000)		1,772,961

Rights & warrants — 0.00%

FINANCIALS — 0.00%
IJM Land Bhd., warrants, expire 20132	100,380	35

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		48

Total rights & warrants (cost: $21,000)		83

	Principal amount	Value
Bonds, notes & other debt instruments — 8.84%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 8.12%
Brazilian Treasury Bill 6.00% 20104	BRL7,419	$4,198
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,313
Brazilian Treasury Bill 6.00% 20114	BRL2,800	1,601
Brazil (Federal Republic of) 10.00% 2014	5,600	2,951
Brazilian Treasury Bill 6.00% 20154	4,451	2,494
Brazil (Federal Republic of) Global 12.50% 2016	1,500	963
Brazil (Federal Republic of) Global 6.00% 2017	$1,675	1,828
Brazil (Federal Republic of) 10.00% 2017	BRL12,500	6,309
Brazil (Federal Republic of) Global 8.00% 20185	$3,364	3,937
Brazil (Federal Republic of) Global 5.875% 2019	850	918
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,292
Brazil (Federal Republic of) Global 12.50% 2022	BRL2,600	1,713
Brazil (Federal Republic of) Global 8.875% 2024	$100	133
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,098
Brazil (Federal Republic of) Global 11.00% 2040	13,375	17,969
Brazilian Treasury Bill 6.00% 20454	BRL3,709	2,049
Turkey (Republic of) 14.00% 2011	TRY7,400	5,120
Turkey (Republic of) 10.00% 20124	3,803	2,959
Turkey (Republic of) 16.00% 2012	2,500	1,856
Turkey (Republic of) 16.00% 2013	2,350	1,816
Turkey (Republic of) 7.25% 2015	$1,700	1,919
Turkey (Republic of) 7.00% 2016	2,800	3,122
Turkey (Republic of) 7.50% 2017	1,500	1,717
Turkey (Republic of) 6.75% 2018	2,500	2,737
Turkey (Republic of) 7.00% 2019	1,000	1,109
Turkey (Republic of) 6.875% 2036	1,200	1,218
Turkey (Republic of) 6.75% 2040	500	494
United Mexican States Government 9.00% 2012	MXN7,500	654
United Mexican States Government Global 6.375% 2013	$4,375	4,878
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	655
United Mexican States Government, Series MI10, 9.50% 2014	33,500	3,016
United Mexican States Government, Series M10, 8.00% 2015	23,000	1,944
United Mexican States Government Global 5.625% 2017	$2,500	2,688
United Mexican States Government, Series M10, 7.75% 2017	MXN14,000	1,156
United Mexican States Government, Series M20, 10.00% 2024	15,000	1,432
United Mexican States Government Global, Series A, 7.50% 2033	$350	419
United Mexican States Government Global 6.05% 2040	1,130	1,133
Colombia (Republic of) Global 10.00% 2012	2,600	2,980
Colombia (Republic of) Global 10.75% 2013	1,360	1,659
Colombia (Republic of) Global 8.25% 2014	700	833
Colombia (Republic of) Global 12.00% 2015	COP3,072,000	1,958
Colombia (Republic of) Global 7.375% 2017	$2,800	3,234
Colombia (Republic of) Global 7.375% 2019	350	404
Colombia (Republic of) Global 11.75% 2020	315	463
Colombia (Republic of) Global 8.125% 2024	500	603
Colombia (Republic of) Global 9.85% 2027	COP1,810,000	1,113
Colombia (Republic of) Global 7.375% 2037	$2,499	2,811
Peru (Republic of) 8.375% 2016	5,453	6,661
Peru (Republic of) 7.125% 2019	400	464
Peru (Republic of) 7.35% 2025	500	583
Peru (Republic of) 6.55% 20375	782	841
Russian Federation 7.50% 20301,5	3,134	3,627
Russian Federation 7.50% 20305	3,036	3,514
Polish Government, Series 1013, 5.00% 2013	PLN4,805	1,699
Polish Government, Series 0413, 5.25% 2013	4,550	1,627
Polish Government 5.00% 2015	$300	318
Polish Government, Series 1017, 5.25% 2017	PLN2,650	930
Polish Government 6.375% 2019	$1,970	2,168
Philippines (Republic of) 8.25% 2014	1,000	1,178
Philippines (Republic of) 9.875% 2019	2,200	2,899
Philippines (Republic of) 7.75% 2031	2,235	2,570
Panama (Republic of) Global 7.25% 2015	1,175	1,348
Panama (Republic of) Global 7.125% 2026	890	1,008
Panama (Republic of) Global 8.875% 2027	300	389
Panama (Republic of) Global 9.375% 2029	1,148	1,564
Panama (Republic of) Global 6.70% 20365	1,824	1,947
Croatian Government 6.75% 20191	5,000	5,512
Hungarian Government, Series 12-C, 6.00% 2012	HUF 50,300	258
Hungarian Government, Series 15-A, 8.00% 2015	168,360	923
Hungarian Government 6.25% 2020	$3,520	3,758
South Africa (Republic of) 6.50% 2014	700	774
South Africa (Republic of) 6.875% 2019	1,550	1,738
South Africa (Republic of) 5.50% 2020	1,000	1,018
Argentina (Republic of) 0.146% 20125,6	2,750	929
Argentina (Republic of) 5.83% 20334,5,7	ARS 6,758	951
Argentina (Republic of) GDP-Linked 2035	43,865	763
Malaysian Government 3.756% 2011	MYR6,300	1,960
Malaysian Government, Series 204, 5.094% 2014	1,000	325
Dominican Republic 9.50% 20115	$115	121
Dominican Republic 9.04% 20185	437	483
Dominican Republic 8.625% 20271,5	1,150	1,225
Egypt (Arab Republic of) 9.10% 2010	EGP1,000	182
Egypt (Arab Republic of) 8.60% 2011	4,560	831
Egypt (Arab Republic of) 8.75% 2012	3,000	555
		168,507

ENERGY — 0.32%
Gaz Capital SA, Series 9, 6.51% 2022	$1,500	1,498
Gaz Capital SA 6.51% 20221	600	599
Gaz Capital SA 7.288% 2037	1,200	1,208
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,776
Petrobras International 5.75% 2020	1,300	1,338
Petrobras International 6.875% 2040	300	311
		6,730

MATERIALS — 0.25%
CEMEX Finance LLC 9.50% 20161	2,900	3,016
C10 Capital (SPV) Ltd. 6.722% (undated)1,6	1,000	712
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	975	1,063
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	370	412
		5,203

UTILITIES — 0.10%
AES Panamá, SA 6.35% 20161	1,100	1,112
Enersis SA 7.375% 2014	650	720
AES Gener SA 7.50% 2014	250	272
		2,104

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 20141	850	810

INDUSTRIALS — 0.01%
TFM, SA de CV 9.375% 2012	126	130

Total bonds, notes & other debt instruments (cost: $167,375,000)		183,484

	Principal amount	Value
Short-term securities — 5.77%	(000)	(000)

Federal Home Loan Bank 0.09%–0.11% due 4/27–4/28/2010	$26,200	$26,197
Fannie Mae 0.195%–0.20% due 6/23–7/6/2010	20,100	20,091
Straight-A Funding LLC 0.22% due 6/9/20101	18,100	18,095
International Bank for Reconstruction and Development 0.15% due 4/19/2010	14,800	14,799
Park Avenue Receivables Co., LLC 0.17% due 4/14/20101	14,400	14,399
Bank of Nova Scotia 0.07% due 4/1/2010	14,200	14,200
U.S. Treasury Bill 0.10% due 5/13/2010	9,000	8,999
Westpac Banking Corp. 0.19% due 5/13/20101	3,000	2,999

Total short-term securities (cost: $119,776,000)		119,779

Total investment securities (cost: $1,619,660,000)		2,076,307
Other assets less liabilities		(72)

Net assets		$2,076,235

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $70,820,000, which represented 3.41% of the net assets of the fund.

2Security did not produce income during the last 12 months.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $11,613,000, which represented .56% of the net assets of the fund.
4Index-linked bond whose principal amount moves with a government retail price index.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Coupon rate may change periodically.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
ARS = Argentine pesos
BRL = Brazilian reais
COP = Colombian pesos
EGP = Egyptian pounds
HUF = Hungarian forints
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
TRY = Turkish liras

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer staples	$351,872	$—	$—	$351,872
Financials	259,070	11,613	—	270,683
Information technology	173,492	—	—	173,492
Industrials	168,799	—	—	168,799
Telecommunication services	160,143	—	—	160,143
Consumer discretionary	141,939	—	—	141,939
Materials	136,271	—	—	136,271
Energy	134,764	—	—	134,764
Health care	102,096	—	—	102,096
Utilities	39,814	—	—	39,814
Miscellaneous	93,088	—	—	93,088
Rights & warrants	83	—	—	83
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	168,507	—	168,507
Corporate bonds & notes	—	14,977	—	14,977
Short-term securities	—	119,779	—	119,779
Total	$1,761,431	$314,876	$—	$2,076,307

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$511,271
Gross unrealized depreciation on investment securities	(64,795)
Net unrealized appreciation on investment securities	446,476
Cost of investment securities for federal income tax purposes	1,629,831

Blue Chip Income and Growth Fund
Investment portfolio

March 31, 2010
unaudited
Common stocks — 94.10%	Shares	Value (000)

INFORMATION TECHNOLOGY — 23.51%
Microsoft Corp.	5,910,000	$172,986
Hewlett-Packard Co.	3,070,000	163,170
Oracle Corp.	4,830,000	124,083
Intel Corp.	5,450,000	121,317
International Business Machines Corp.	830,000	106,447
Nokia Corp. (ADR)	5,500,000	85,470
Cisco Systems, Inc.1	1,300,000	33,839
Texas Instruments Inc.	1,250,000	30,587
Yahoo! Inc.1	1,600,000	26,448
Linear Technology Corp.	550,000	15,554
SAP AG (ADR)	175,000	8,430
Google Inc., Class A1	14,500	8,222
Maxim Integrated Products, Inc.	400,000	7,756
Telefonaktiebolaget LM Ericsson, Class B (ADR)	720,000	7,510
Corning Inc.	340,000	6,871
		918,690

INDUSTRIALS — 15.30%
Boeing Co.	1,000,000	72,610
General Electric Co.	3,100,000	56,420
United Technologies Corp.	760,000	55,944
United Parcel Service, Inc., Class B	850,000	54,748
CSX Corp.	1,020,000	51,918
Rockwell Automation	700,000	39,452
Norfolk Southern Corp.	592,800	33,132
Illinois Tool Works Inc.	650,000	30,784
Emerson Electric Co.	600,000	30,204
Union Pacific Corp.	375,000	27,487
Eaton Corp.	300,000	22,731
Ingersoll-Rand PLC	600,000	20,922
Waste Management, Inc.	600,000	20,658
Avery Dennison Corp.	550,000	20,025
Lockheed Martin Corp.	180,000	14,980
Southwest Airlines Co.	1,000,000	13,220
Pitney Bowes Inc.	485,400	11,868
Tyco International Ltd.	300,000	11,475
General Dynamics Corp.	120,000	9,264
		597,842

HEALTH CARE — 12.94%
Merck & Co., Inc.	3,130,000	116,905
Medtronic, Inc.	1,900,000	85,557
Abbott Laboratories	1,050,000	55,314
Amgen Inc.1	875,000	52,290
Eli Lilly and Co.	900,000	32,598
Pfizer Inc	1,900,000	32,585
Bristol-Myers Squibb Co.	1,125,000	30,037
AstraZeneca PLC (ADR)	600,000	26,832
Cardinal Health, Inc.	700,000	25,221
Aetna Inc.	667,800	23,447
Novartis AG (ADR)	300,000	16,231
Covidien PLC	175,000	8,799
		505,816

CONSUMER DISCRETIONARY — 10.25%
CBS Corp., Class B	5,000,000	69,700
Target Corp.	1,100,000	57,860
Lowe’s Companies, Inc.	2,300,000	55,752
Leggett & Platt, Inc.	2,000,000	43,280
Time Warner Inc.	1,000,000	31,270
Staples, Inc.	1,240,000	29,004
Harley-Davidson, Inc.	1,010,000	28,351
Carnival Corp., units	650,000	25,272
Home Depot, Inc.	620,000	20,057
Royal Caribbean Cruises Ltd.1	500,000	16,495
Honda Motor Co., Ltd. (ADR)	250,000	8,821
Johnson Controls, Inc.	235,000	7,753
McGraw-Hill Companies, Inc.	200,000	7,130
		400,745

FINANCIALS — 8.72%
Bank of America Corp.	5,680,000	101,388
JPMorgan Chase & Co.	2,060,000	92,185
American Express Co.	1,250,000	51,575
Capital One Financial Corp.	1,010,000	41,824
HSBC Holdings PLC (ADR)	318,749	16,157
Wells Fargo & Co.	390,000	12,137
Moody’s Corp.	330,000	9,818
Banco Santander, SA (ADR)	590,000	7,829
Bank of New York Mellon Corp.	250,000	7,720
		340,633

ENERGY — 7.45%
ConocoPhillips	2,245,000	114,877
Schlumberger Ltd.	950,000	60,287
Royal Dutch Shell PLC, Class A (ADR)	900,000	52,074
Exxon Mobil Corp.	200,000	13,396
Chevron Corp.	170,000	12,891
Spectra Energy Corp	541,700	12,205
Marathon Oil Corp.	332,700	10,527
Devon Energy Corp.	110,000	7,087
Canadian Natural Resources, Ltd.	60,000	4,442
Eni SpA (ADR)	70,000	3,285
		291,071

CONSUMER STAPLES — 6.74%
Kraft Foods Inc., Class A	2,030,000	61,387
Walgreen Co.	1,107,083	41,062
PepsiCo, Inc.	550,000	36,388
Kimberly-Clark Corp.	555,000	34,898
Kellogg Co.	592,000	31,631
ConAgra Foods, Inc.	1,200,000	30,084
General Mills, Inc.	250,000	17,697
Philip Morris International Inc.	130,000	6,781
H.J. Heinz Co.	80,000	3,649
		263,577

TELECOMMUNICATION SERVICES — 5.78%
AT&T Inc.	6,560,000	169,510
Verizon Communications Inc.	1,154,700	35,819
Qwest Communications International Inc.	2,600,000	13,572
CenturyTel, Inc.	200,000	7,092
		225,993

UTILITIES — 1.75%
Southern Co.	750,000	24,870
FPL Group, Inc.	400,000	19,332
FirstEnergy Corp.	370,000	14,464
Xcel Energy Inc.	250,000	5,300
Duke Energy Corp.	260,000	4,243
		68,209

MATERIALS — 0.76%
Air Products and Chemicals, Inc.	400,000	29,580

MISCELLANEOUS — 0.90%
Other common stocks in initial period of acquisition		35,050

Total common stocks (cost: $3,172,679,000)		3,677,206

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	60,000	—

Total rights & warrants (cost: $230,000)		—

	Principal amount
Short-term securities — 5.68%	(000)

Freddie Mac 0.175%–0.22% due 7/13–8/30/2010	$79,300	79,245
U.S. Treasury Bills 0.13%–0.30% due 5/6–7/15/2010	44,600	44,588
Federal Home Loan Bank 0.145%–0.15% due 5/19–5/28/2010	22,800	22,795
Walt Disney Co. 0.13% due 4/5/20103	21,400	21,399
General Electric Co. 0.05% due 4/1/2010	16,200	16,200
Hewlett-Packard Co. 0.16% due 4/30/20103	11,400	11,399
Ranger Funding Co. LLC 0.20% due 5/24/20103	9,239	9,237
NetJets Inc. 0.18% due 5/17/20103	7,300	7,298
Fannie Mae 0.125% due 4/21/2010	5,900	5,900
Honeywell International Inc. 0.12% due 4/1/20103	3,900	3,900

Total short-term securities (cost: $221,957,000)		221,961

Total investment securities (cost: $3,394,866,000)		$3,899,167
Other assets less liabilities		8,391

Net assets		$3,907,558

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The value of all such securities represented less than .01% of the net assets of the fund.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $53,233,000, which represented 1.36% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$918,690	$—	$—	$918,690
Industrials	597,842	—	—	597,842
Health care	505,816	—	—	505,816
Consumer discretionary	400,745	—	—	400,745
Financials	340,633	—	—	340,633
Energy	291,071	—	—	291,071
Consumer staples	263,577	—	—	263,577
Telecommunication services	225,993	—	—	225,993
Utilities	68,209	—	—	68,209
Materials	29,580	—	—	29,580
Miscellaneous	35,050	—	—	35,050
Short-term securities	—	221,961	—	221,961
Total	$3,677,206	$221,961	$—	$3,899,167

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$686,273
Gross unrealized depreciation on investment securities	(190,249)
Net unrealized appreciation on investment securities	496,024
Cost of investment securities for federal income tax purposes	3,403,143

Global Growth and Income Fund
Investment portfolio

March 31, 2010
  unaudited
Common stocks — 90.72%	Shares	Value (000)

FINANCIALS — 16.36%
Australia and New Zealand Banking Group Ltd.	1,676,151	$38,996
JPMorgan Chase & Co.	643,200	28,783
Industrial and Commercial Bank of China Ltd., Class H	34,482,000	26,292
Macquarie Group Ltd.	500,000	21,674
HSBC Holdings PLC (Hong Kong)	1,020,000	10,392
HSBC Holdings PLC (ADR)	200,000	10,138
Absa Group Ltd.	1,045,000	20,453
Marsh & McLennan Companies, Inc.	800,000	19,536
BNP Paribas SA	187,999	14,465
Macquarie International Infrastructure Fund Ltd.	36,200,164	13,592
Bank of America Corp.	700,000	12,495
Prudential PLC	1,466,257	12,191
PNC Financial Services Group, Inc.	198,704	11,863
QBE Insurance Group Ltd.	585,000	11,179
China Life Insurance Co. Ltd., Class H	2,297,000	11,006
People’s United Financial, Inc.	701,000	10,964
AXA SA	483,935	10,786
Fairfax Financial Holdings Ltd.	27,000	10,158
Berkshire Hathaway Inc., Class B1	124,000	10,077
Bank of Nova Scotia	200,000	10,025
Hospitality Properties Trust	375,000	8,981
UBS AG1	248,500	4,051
Citigroup Inc.1	1,000,000	4,050
Banco Santander, SA	303,296	4,038
ING Groep NV, depository receipts1	371,426	3,715
Hang Seng Bank Ltd.	250,000	3,484
Indiabulls Real Estate Ltd.1	980,000	3,335
Itaú Unibanco Holding SA, preferred nominative (ADR)	137,500	3,024
First Southern Bancorp, Inc.1,2,3	122,265	2,580
Bank of China Ltd., Class H	4,400,000	2,346
		354,669

MATERIALS — 11.87%
Newmont Mining Corp.	800,000	40,744
Yamana Gold Inc.	4,000,000	39,602
Barrick Gold Corp.	890,000	34,122
Rio Tinto PLC	550,000	32,616
United States Steel Corp.	500,000	31,760
Nucor Corp.	320,000	14,522
Monsanto Co.	175,000	12,498
CRH PLC	420,000	10,509
BHP Billiton PLC (ADR)	140,000	9,580
Impala Platinum Holdings Ltd.	316,648	9,320
Grupo México, SAB de CV, Series B	2,500,000	6,697
Gold Fields Ltd.	500,000	6,341
BHP Billiton Ltd. (ADR)	50,000	4,016
Praxair, Inc.	30,000	2,490
Potash Corp. of Saskatchewan Inc.	20,000	2,387
		257,204

INFORMATION TECHNOLOGY — 11.34%
Microsoft Corp.	2,360,000	69,077
Nintendo Co., Ltd.	93,000	31,179
International Business Machines Corp.	200,000	25,650
Google Inc., Class A1	36,750	20,838
KLA-Tencor Corp.	500,000	15,460
Cisco Systems, Inc.1	512,000	13,327
Samsung Electronics Co. Ltd.	18,000	13,016
HTC Corp.	960,230	11,228
MediaTek Inc.	639,500	11,105
Canon, Inc.	225,000	10,436
Automatic Data Processing, Inc.	205,000	9,116
Oracle Corp.	200,000	5,138
Apple Inc.1	20,000	4,699
Tyco Electronics Ltd.	100,000	2,748
Yahoo! Inc.1	165,750	2,740
		245,757

CONSUMER STAPLES — 9.66%
Anheuser-Busch InBev NV	719,000	36,286
Kraft Foods Inc., Class A	1,048,000	31,692
British American Tobacco PLC	715,000	24,664
Tesco PLC	3,303,000	21,842
C&C Group PLC	4,054,794	18,359
Coca-Cola Amatil Ltd.	1,112,352	11,480
Pernod Ricard SA	112,200	9,545
Coca-Cola Co.	143,000	7,865
Sysco Corp.	250,000	7,375
Philip Morris International Inc.	130,000	6,781
Shoppers Drug Mart Corp.	150,000	6,449
Procter & Gamble Co.	100,000	6,327
Beiersdorf AG	95,000	5,693
Unilever NV, depository receipts	155,000	4,697
Avon Products, Inc.	133,000	4,505
Colgate-Palmolive Co.	35,000	2,984
SABMiller PLC	100,000	2,934
		209,478

TELECOMMUNICATION SERVICES — 9.08%
Telefónica, SA	2,288,000	54,306
Koninklijke KPN NV	2,432,000	38,603
AT&T Inc.	1,125,000	29,070
Verizon Communications Inc.	525,000	16,286
KDDI Corp.	2,790	14,464
China Telecom Corp. Ltd., Class H	25,000,000	12,333
SOFTBANK CORP.	413,000	10,188
Bell Aliant Regional Communications Income Fund	380,000	9,512
Partner Communications Co. Ltd.	365,000	8,203
Telefónica 02 Czech Republic, AS	165,000	3,864
		196,829

INDUSTRIALS — 9.04%
Joy Global Inc.	550,000	31,130
Schneider Electric SA	203,353	23,896
General Electric Co.	1,000,000	18,200
Lockheed Martin Corp.	200,000	16,644
Geberit AG	85,000	15,257
Emerson Electric Co.	290,000	14,599
Tyco International Ltd.	300,000	11,475
United Technologies Corp.	140,000	10,305
Vallourec SA	50,000	10,102
Waste Management, Inc.	275,000	9,468
Boeing Co.	100,000	7,261
Rickmers Maritime4	27,420,000	5,295
Finmeccanica SpA	382,583	5,115
URS Corp.1	99,000	4,911
Siemens AG	46,500	4,666
Capita Group PLC	342,000	3,929
Caterpillar Inc.	60,000	3,771
		196,024

HEALTH CARE — 7.68%
Merck & Co., Inc.	1,367,000	51,058
UCB SA	500,000	21,391
Roche Holding AG	117,850	19,169
Johnson & Johnson	202,000	13,171
Bayer AG	192,500	13,045
Novo Nordisk A/S, Class B	140,000	10,887
Sonic Healthcare Ltd.	750,000	9,887
CSL Ltd.	250,000	8,355
Smith & Nephew PLC	720,300	7,181
Abbott Laboratories	130,000	6,848
Eli Lilly and Co.	150,000	5,433
		166,425

CONSUMER DISCRETIONARY — 6.26%
Virgin Media Inc.1	2,015,000	34,779
Carnival Corp., units	500,000	19,440
McDonald’s Corp.	230,000	15,346
Saks Inc.1	1,200,000	10,320
Toyota Motor Corp.	246,000	9,868
Honda Motor Co., Ltd.	218,000	7,706
Esprit Holdings Ltd.	911,899	7,194
Carphone Warehouse Group PLC1	2,845,550	6,892
News Corp., Class A	425,000	6,124
Time Warner Inc.	180,500	5,644
H & M Hennes & Mauritz AB, Class B	73,805	4,813
adidas AG	82,700	4,432
Pearson PLC	200,000	3,146
		135,704

ENERGY — 4.92%
TOTAL SA	490,000	28,499
Baker Hughes Inc.	450,000	21,078
Royal Dutch Shell PLC, Class A (ADR)	129,000	7,464
Royal Dutch Shell PLC, Class B (ADR)	125,000	6,916
Saipem SpA, Class S	271,800	10,537
Cenovus Energy Inc.	392,000	10,245
Tenaris SA (ADR)	141,000	6,055
Reliance Industries Ltd.	176,000	4,218
EnCana Corp.	132,000	4,109
Chevron Corp.	50,000	3,792
Diamond Offshore Drilling, Inc.	41,000	3,641
		106,554

UTILITIES — 3.91%
GDF SUEZ	428,800	16,595
SUEZ Environnement Co.	616,026	14,205
Hongkong Electric Holdings Ltd.	2,289,000	13,576
Duke Energy Corp.	812,200	13,255
Snam Rete Gas SpA	1,435,000	7,287
DUET Group	4,418,377	7,256
Exelon Corp.	150,000	6,571
E.ON AG	110,000	4,069
RRI Energy, Inc.1	500,000	1,845
		84,659

MISCELLANEOUS — 0.60%
Other common stocks in initial period of acquisition		13,079

Total common stocks (cost: $1,799,725,000)		1,966,382

Preferred stocks — 0.10%

FINANCIALS — 0.10%
Resona Preferred Global Securities (Cayman) Ltd. 7.191%5,6	2,355,000	2,210

Total preferred stocks (cost: $1,103,000)		2,210

	Shares or
Convertible securities — 0.65%	principal amount

MATERIALS — 0.64%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	13,912

FINANCIALS — 0.01%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	209	209

Total convertible securities (cost: $6,209,000)		14,121

	Principal amount
Bonds, notes & other debt instruments — 3.54%	(000)

INFORMATION TECHNOLOGY — 1.13%
NXP BV and NXP Funding LLC 3.001% 20136	$7,200	6,777
NXP BV and NXP Funding LLC 7.875% 2014	11,550	11,319
Freescale Semiconductor, Inc., Term Loan, 4.479% 20166,7,8	1,938	1,825
Freescale Semiconductor, Inc. 10.125% 20185	4,250	4,595
		24,516

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)

CONSUMER DISCRETIONARY — 0.95%
Virgin Media Finance PLC, Series 1, 9.50% 2016	$5,000	$5,488
Virgin Media Inc. 6.50% 20185	9,000	9,067
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,031
		20,586

FINANCIALS — 0.48%
Zions Bancorporation 5.65% 2014	1,310	1,198
Zions Bancorporation 5.50% 2015	5,880	5,475
Zions Bancorporation 6.00% 2015	3,955	3,643
		10,316

TELECOMMUNICATION SERVICES — 0.43%
Digicel Group Ltd. 12.00% 20145	8,225	9,377

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.38%
Brazil (Federal Republic of) 10.00% 2017	BRL16,500	8,328

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.17%
CoBank ACB 0.857% 20225,6	$5,050	3,658

Total bonds, notes & other debt instruments (cost: $58,110,000)		76,781

Short-term securities — 4.67%

International Bank for Reconstruction and Development 0.15% due 4/19/2010	21,600	21,598
Fannie Mae 0.195%–0.20% due 6/23–7/6/2010	19,900	19,891
Bank of Nova Scotia 0.07% due 4/1/2010	19,200	19,200
Freddie Mac 0.17% due 5/4/2010	16,200	16,198
Australia & New Zealand Banking Group, Ltd. 0.19% due 5/17/20105	14,800	14,796
U.S. Treasury Bill 0.20% due 7/15/2010	9,500	9,496

Total short-term securities (cost: $101,176,000)		101,179

Total investment securities (cost: $1,966,323,000)		2,160,673
Other assets less liabilities		6,836

Net assets		$2,167,509

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,789,000, which represented .13% of the net assets of the fund.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

First Southern Bancorp	12/17/2009	$2,580	$2,580	.12%
First Southern Bancorp, Series C	12/17/2009	209	209	.01

Total restricted securities		$2,789	$2,789	.13%

4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $43,703,000, which represented 2.02% of the net assets of the fund.

6Coupon rate may change periodically.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,825,000, which represented .08% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended March 31, 2010, appear below.

						Value
					Dividend	of affiliate
	.				income	at 3/31/10
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Rickmers Maritime	27,420,000	—	—	27,420,000	$156	$5,295

Key to abbreviations

ADR = American Depositary Receipts
BRL = Brazilian reais

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$352,089	$—	$2,580	$354,669
Materials	257,204	—	—	257,204
Information technology	245,757	—	—	245,757
Consumer staples	209,478	—	—	209,478
Telecommunication services	196,829	—	—	196,829
Industrials	196,024	—	—	196,024
Health care	166,425	—	—	166,425
Consumer discretionary	135,704	—	—	135,704
Energy	106,554	—	—	106,554
Utilities	84,659	—	—	84,659
Miscellaneous	13,079	—	—	13,079
Preferred stocks	—	2,210	—	2,210
Convertible securities	—	13,912	209	14,121
Bonds, notes & other debt instruments	—	76,781	—	76,781
Short-term securities	—	101,179	—	101,179
Total	$1,963,802	$194,082	$2,789	$2,160,673

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning		Ending
	value	Net unrealized	value
	at 1/1/2010	appreciation	at 3/31/2010
Investment securities	$2,789	$—	$2,789

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$348,590
Gross unrealized depreciation on investment securities	(157,528)
Net unrealized appreciation on investment securities	191,062
Cost of investment securities for federal income tax purposes	1,969,611

Growth-Income Fund
Investment portfolio

March 31, 2010
  unaudited
Common stocks — 92.26%	Shares	Value (000)

INFORMATION TECHNOLOGY — 23.95%
Microsoft Corp.	28,310,100	$828,637
Oracle Corp.	29,417,500	755,735
Google Inc., Class A1	912,500	517,397
Hewlett-Packard Co.	9,185,000	488,183
Yahoo! Inc.1	24,371,300	402,858
Intel Corp.	16,011,900	356,425
Cisco Systems, Inc.1	11,600,000	301,948
International Business Machines Corp.	2,060,000	264,195
Corning Inc.	12,000,000	242,520
Flextronics International Ltd.1	28,000,000	219,520
Accenture PLC, Class A	4,975,000	208,701
Nokia Corp.	8,905,000	138,939
SAP AG	1,780,000	86,376
SAP AG (ADR)	920,000	44,316
MasterCard Inc., Class A	400,000	101,600
Linear Technology Corp.	3,500,000	98,980
Xilinx, Inc.	3,844,100	98,024
Dell Inc.1	6,050,000	90,810
NVIDIA Corp.1	4,800,000	83,424
McAfee, Inc.1	1,920,000	77,050
QUALCOMM Inc.	1,650,000	69,283
Nintendo Co., Ltd.	205,000	68,729
Rovi Corp.1	1,736,700	64,484
Texas Instruments Inc.	2,625,000	64,234
Paychex, Inc.	2,025,141	62,172
HOYA CORP.	2,000,000	55,034
Maxim Integrated Products, Inc.	2,700,000	52,353
Analog Devices, Inc.	1,750,000	50,435
Automatic Data Processing, Inc.	955,000	42,469
Autodesk, Inc.1	1,400,000	41,188
KLA-Tencor Corp.	1,200,000	37,104
Microchip Technology Inc.	820,000	23,091
Advanced Micro Devices, Inc.1	2,000,000	18,540
Canon, Inc.	300,000	13,914
Motorola, Inc.1	1,362,500	9,565
Western Union Co.	400,000	6,784
		6,085,017

INDUSTRIALS — 13.39%
CSX Corp.	6,172,023	314,156
Union Pacific Corp.	4,208,200	308,461
United Technologies Corp.	4,075,000	299,961
Precision Castparts Corp.	1,865,000	236,314
General Dynamics Corp.	2,707,000	208,980
United Parcel Service, Inc., Class B	3,150,000	202,891
3M Co.	2,401,000	200,651
Norfolk Southern Corp.	3,565,300	199,265
Boeing Co.	2,700,000	196,047
General Electric Co.	10,500,000	191,100
Southwest Airlines Co.	10,945,000	144,693
Avery Dennison Corp.	3,955,000	144,002
Emerson Electric Co.	2,400,000	120,816
Rockwell Automation	1,900,000	107,084
Lockheed Martin Corp.	1,250,000	104,025
SGS SA	60,000	82,983
Waste Management, Inc.	2,150,000	74,024
Ingersoll-Rand PLC	1,900,000	66,253
Eaton Corp.	800,000	60,616
Tyco International Ltd.	1,000,000	38,250
Pitney Bowes Inc.	1,552,200	37,951
Alstom SA	435,000	27,178
Continental Airlines, Inc., Class B1	989,200	21,733
AMR Corp.1	1,500,000	13,665
		3,401,099

CONSUMER DISCRETIONARY — 11.07%
Time Warner Inc.	9,566,667	299,150
Best Buy Co., Inc.	5,800,000	246,732
DIRECTV, Class A1	6,295,000	212,834
News Corp., Class A	14,500,200	208,948
Time Warner Cable Inc.	3,829,809	204,167
Target Corp.	3,350,000	176,210
Royal Caribbean Cruises Ltd.1	4,805,000	158,517
Apollo Group, Inc., Class A1	2,500,000	153,225
Magna International Inc., Class A1	1,587,400	98,181
Staples, Inc.	4,100,000	95,899
McDonald’s Corp.	1,400,000	93,408
Mattel, Inc.	4,000,000	90,960
Home Depot, Inc.	2,700,000	87,345
Carnival Corp., units	2,124,200	82,589
Fiat SpA1	6,000,000	78,269
Carnival PLC	1,750,000	71,887
VF Corp.	800,000	64,120
D.R. Horton, Inc.	5,000,000	63,000
Lowe’s Companies, Inc.	2,500,000	60,600
Harley-Davidson, Inc.	1,950,000	54,736
Comcast Corp., Class A	1,800,000	33,876
Comcast Corp., Class A, special nonvoting shares	1,000,000	17,970
Toyota Motor Corp.	900,000	36,102
Omnicom Group Inc.	912,100	35,399
Kohl’s Corp.1	600,000	32,868
Golden Eagle Retail Group Ltd.	14,443,000	28,871
SEGA SAMMY HOLDINGS INC.	1,450,000	17,581
Harman International Industries, Inc.1	185,000	8,654
		2,812,098

HEALTH CARE — 8.73%
Merck & Co., Inc.	11,090,361	414,225
Abbott Laboratories	5,380,000	283,418
Medtronic, Inc.	4,615,000	207,813
Roche Holding AG	845,000	137,444
McKesson Corp.	1,750,000	115,010
Hologic, Inc.1	5,661,300	104,961
Medco Health Solutions, Inc.1	1,600,000	103,296
UnitedHealth Group Inc.	3,000,000	98,010
Aetna Inc.	2,750,000	96,552
Beckman Coulter, Inc.	1,380,000	86,664
Cardinal Health, Inc.	2,400,000	86,472
Johnson & Johnson	1,225,000	79,870
Novartis AG (ADR)	1,300,000	70,330
Amgen Inc.1	1,084,700	64,822
CIGNA Corp.	1,741,600	63,708
Pfizer Inc	3,460,000	59,339
Teva Pharmaceutical Industries Ltd. (ADR)	515,000	32,486
Covidien PLC	531,250	26,711
ResMed Inc.1	400,000	25,460
Eli Lilly and Co.	650,000	23,543
Thermo Fisher Scientific Inc.1	390,000	20,062
Myriad Genetics, Inc.1	711,800	17,119
		2,217,315

FINANCIALS — 8.50%
Bank of America Corp.	15,841,452	282,770
JPMorgan Chase & Co.	5,262,900	235,515
Capital One Financial Corp.	5,000,000	207,050
Moody’s Corp.	5,448,300	162,087
HSBC Holdings PLC (Hong Kong)	8,105,309	82,577
HSBC Holdings PLC (ADR)	1,538,570	77,990
Citigroup Inc.1	37,500,000	151,875
UBS AG1	7,534,450	122,839
State Street Corp.	2,640,700	119,201
Marsh & McLennan Companies, Inc.	4,455,000	108,791
Credit Suisse Group AG	1,570,000	81,166
First American Corp.	2,251,680	76,197
Arthur J. Gallagher & Co.	2,925,000	71,809
SunTrust Banks, Inc.	2,640,000	70,726
Bank of New York Mellon Corp.	2,263,405	69,894
Banco Santander, SA	5,239,010	69,760
Wells Fargo & Co.	1,500,000	46,680
Bank of China Ltd., Class H	71,260,000	37,998
Chimera Investment Corp.	8,000,000	31,120
Allstate Corp.	635,000	20,517
XL Capital Ltd, Class A	662,440	12,520
Radian Group Inc.	660,000	10,322
Genworth Financial, Inc., Class A1	523,575	9,602
Indiabulls Real Estate Ltd. (GDR)1,2	387,915	1,320
		2,160,326

ENERGY — 8.28%
ConocoPhillips	7,003,000	358,344
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	221,893
Royal Dutch Shell PLC, Class B (ADR)	1,190,391	65,864
Royal Dutch Shell PLC, Class B	139,816	3,855
Schlumberger Ltd.	4,025,000	255,426
Baker Hughes Inc.	5,219,700	244,491
Chevron Corp.	2,603,200	197,401
Apache Corp.	1,217,000	123,526
Devon Energy Corp.	1,693,000	109,080
Marathon Oil Corp.	2,655,000	84,004
Canadian Natural Resources, Ltd.	1,020,000	75,533
Diamond Offshore Drilling, Inc.	675,000	59,947
China National Offshore Oil Corp.	35,000,000	57,612
Eni SpA	2,250,000	52,886
EOG Resources, Inc.	535,000	49,723
Woodside Petroleum Ltd.	1,155,000	49,695
BP PLC	2,709,409	25,650
Halliburton Co.	780,000	23,501
Cameco Corp.	660,600	18,107
Exxon Mobil Corp.	250,000	16,745
Spectra Energy Corp	332,500	7,491
OAO Gazprom (ADR)	142,100	3,315
		2,104,089

CONSUMER STAPLES — 7.06%
Philip Morris International Inc.	6,819,500	355,705
PepsiCo, Inc.	5,318,419	351,867
Molson Coors Brewing Co., Class B	5,084,900	213,871
CVS/Caremark Corp.	5,000,000	182,800
Kraft Foods Inc., Class A	6,000,000	181,440
Colgate-Palmolive Co.	1,458,123	124,320
Avon Products, Inc.	3,005,000	101,779
Asahi Breweries, Ltd.	4,300,000	80,740
Wal-Mart Stores, Inc.	1,000,000	55,600
Walgreen Co.	1,000,000	37,090
Kellogg Co.	590,000	31,524
Altria Group, Inc.	1,475,000	30,267
Lorillard, Inc.	384,000	28,892
Kimberly-Clark Corp.	280,000	17,606
		1,793,501

MATERIALS — 4.16%
Air Products and Chemicals, Inc.	3,657,909	270,502
Freeport-McMoRan Copper & Gold Inc.	1,520,400	127,014
ArcelorMittal	2,540,000	111,672
Monsanto Co.	1,151,900	82,269
Sealed Air Corp.	3,200,000	67,456
Ecolab Inc.	1,500,000	65,925
SSAB Svenskt Stål AB, Class A	3,276,684	59,128
Barrick Gold Corp.	1,425,000	54,635
Rio Tinto PLC	860,375	51,021
Salzgitter AG	511,743	47,595
Praxair, Inc.	499,624	41,469
Celanese Corp., Series A	1,075,000	34,239
Syngenta AG	83,000	23,117
Akzo Nobel NV	247,000	14,103
MeadWestvaco Corp.	258,200	6,597
Weyerhaeuser Co.	34,600	1,566
		1,058,308

TELECOMMUNICATION SERVICES — 3.55%
AT&T Inc.	14,600,000	377,264
Telephone and Data Systems, Inc.	2,268,200	76,779
Telephone and Data Systems, Inc., special common shares	2,277,900	67,973
Qwest Communications International Inc.	26,710,200	139,427
Verizon Communications Inc.	2,350,000	72,897
CenturyTel, Inc.	2,048,775	72,650
América Móvil, SAB de CV, Series L (ADR)	775,000	39,013
Turkcell Iletisim Hizmetleri AS	6,020,000	36,690
Sprint Nextel Corp., Series 11	4,795,000	18,221
		900,914

UTILITIES — 1.87%
Exelon Corp.	3,035,000	132,963
Dominion Resources, Inc.	2,500,000	102,775
Scottish and Southern Energy PLC	4,265,000	71,310
FirstEnergy Corp.	1,430,000	55,899
Public Service Enterprise Group Inc.	1,785,000	52,693
PPL Corp.	1,700,000	47,107
Duke Energy Corp.	665,000	10,853
American Electric Power Co., Inc.	67,900	2,321
		475,921

MISCELLANEOUS — 1.70%
Other common stocks in initial period of acquisition		433,270

Total common stocks (cost: $19,688,228,000)		23,441,858

Preferred stocks — 0.18%

FINANCIALS — 0.18%
JPMorgan Chase & Co., Series I, 7.90%3	29,049,000	31,074
Wells Fargo & Co., Series K, 7.98%3	9,530,000	10,006
Wachovia Capital Trust III 5.80%3	4,345,000	3,726

Total preferred stocks (cost: $39,985,000)		44,806

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	1,600,000	—

Total rights & warrants (cost: $6,131,000)		—

	Shares or
Convertible securities — 0.45%	principal amount

FINANCIALS — 0.34%
Citigroup Inc. 7.50% convertible preferred 2012	526,000	64,109
SLM Corp., Series C, 7.25% convertible preferred 2010	33,900	22,510
		86,619

INDUSTRIALS — 0.11%
AMR Corp. 6.25% convertible notes 2014	$14,250,000	16,548
Continental Airlines, Inc. 4.50% convertible debentures 2015	$9,000,000	11,779
		28,327

Total convertible securities (cost: $90,780,000)		114,946

	Principal amount	Value
Bonds, notes & other debt instruments — 0.01%	(000)	(000)

FINANCIALS — 0.01%
Bank of America Corp. 4.25% 2010	$310	$316
Bank of America Corp. 4.375% 2010	2,085	2,134

Total bonds, notes & other debt instruments (cost: $2,302,000)		2,450

Short-term securities — 6.75%

Fannie Mae 0.13%–0.55% due 5/14–8/16/2010	450,300	450,067
Freddie Mac 0.10%–0.43% due 4/7–9/15/2010	277,500	277,396
U.S. Treasury Bills 0.162%–0.28% due 4/22–8/26/2010	267,100	267,005
Federal Home Loan Bank 0.08%–0.175% due 4/14–6/23/2010	264,418	264,379
Straight-A Funding LLC 0.15%–0.23% due 4/15–6/24/20104	153,812	153,775
Coca-Cola Co. 0.17% due 5/11/20104	86,500	86,484
NetJets Inc. 0.10% due 4/7/20104	35,200	35,199
Ranger Funding Co. LLC 0.18% due 4/20/20104	28,000	27,997
Abbott Laboratories 0.12%–0.13% due 4/19–4/27/20104	26,800	26,797
Private Export Funding Corp. 0.20% due 6/7/20104	23,800	23,792
Jupiter Securitization Co., LLC 0.18% due 4/21/20104	23,700	23,698
Merck & Co. Inc. 0.19% due 5/24/20104	20,600	20,594
General Electric Capital Services, Inc. 0.23% due 5/7/2010	20,300	20,296
John Deere Credit Ltd. 0.18% due 4/16/20104	19,000	18,999
Paccar Financial Corp. 0.15% due 5/20/2010	11,100	11,097
Campbell Soup Co. 0.11% due 4/12/20104	6,600	6,600

Total short-term securities (cost: $1,714,016,000)		1,714,175

Total investment securities (cost: $21,541,442,000)		25,318,235
Other assets less liabilities		90,391

Net assets		$25,408,626

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,320,000, which represented less than .01% of the net assets of the fund.

3Coupon rate may change periodically.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $423,935,000, which represented 1.67% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$6,085,017	$—	$—	$6,085,017
Industrials	3,401,099	—	—	3,401,099
Consumer discretionary	2,812,098	—	—	2,812,098
Health care	2,217,315	—	—	2,217,315
Financials	2,159,006	1,320	—	2,160,326
Energy	2,104,089	—	—	2,104,089
Consumer staples	1,793,501	—	—	1,793,501
Materials	1,058,308	—	—	1,058,308
Telecommunication services	900,914	—	—	900,914
Utilities	475,921	—	—	475,921
Miscellaneous	433,270	—	—	433,270
Preferred stocks	—	44,806	—	44,806
Convertible securities	64,109	50,837	—	114,946
Bonds, notes & other debt instruments	—	2,450	—	2,450
Short-term securities	—	1,714,175	—	1,714,175
Total	$23,504,647	$1,813,588	$—	$25,318,235

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,885,568
Gross unrealized depreciation on investment securities	(1,126,807)
Net unrealized appreciation on investment securities	3,758,761
Cost of investment securities for federal income tax purposes	21,559,474

International Growth and Income Fund
Investment portfolio

March 31, 2010
  unaudited
Common stocks — 92.09%	Shares	Value (000)

FINANCIALS — 23.21%
Aviva PLC	652,000	$3,815
Prudential PLC	395,251	3,286
Banco Santander, SA	240,700	3,205
Société Générale	46,123	2,906
Barclays PLC	490,000	2,681
Bank of Cyprus PCL	405,000	2,565
Bank of China Ltd., Class H	4,580,000	2,442
China Construction Bank Corp., Class H	2,789,000	2,285
HSBC Holdings PLC (Hong Kong)	107,600	1,096
Erste Bank der oesterreichischen Sparkassen AG	24,629	1,036
UBS AG1	50,489	823
CapitaMall Trust, units	650,000	823
Raiffeisen International Bank-Holding AG	17,000	810
Deutsche Börse AG	10,300	765
Deutsche Bank AG	9,000	694
Itaú Unibanco Holding SA, preferred nominative	30,250	663
Sumitomo Mitsui Financial Group, Inc.	20,000	662
BNP Paribas SA	8,402	646
Bangkok Bank PCL, nonvoting depository receipt	148,400	604
Bangkok Bank PCL	2,600	11
HDFC Bank Ltd.	13,950	602
Vienna Insurance Group	11,300	598
PT Bank Rakyat Indonesia (Persero) Tbk	591,000	537
Japan Real Estate Investment Corp.	61	521
Australia and New Zealand Banking Group Ltd.	18,000	419
Industrial and Commercial Bank of China Ltd., Class H	453,000	345
CapitaMalls Asia Ltd.1	198,000	320
Admiral Group PLC	14,607	293
Credit Suisse Group AG	2,800	145
QBE Insurance Group Ltd.	6,690	128
Unibail-Rodamco SE, non-registered shares	600	122
Sberbank (Savings Bank of the Russian Federation) (GDR)2	300	89
		35,937

INFORMATION TECHNOLOGY — 12.70%
Nintendo Co., Ltd.	12,100	4,057
MediaTek Inc.	185,000	3,212
Acer Inc.	822,120	2,430
Quanta Computer Inc.	1,088,340	2,113
Autonomy Corp. PLC1	58,000	1,606
Hynix Semiconductor Inc.1	50,000	1,180
Redecard SA, ordinary nominative	60,160	1,112
NetEase.com, Inc. (ADR)1	28,500	1,011
HTC Corp.	67,200	786
Wistron Corp.	323,216	588
Compal Electronics, Inc.	426,000	558
Taiwan Semiconductor Manufacturing Co. Ltd.	204,014	395
Cielo SA, ordinary nominative	32,500	306
Konica Minolta Holdings, Inc.	17,000	198
Delta Electronics, Inc.	38,760	123
		19,675

TELECOMMUNICATION SERVICES — 9.03%
América Móvil, SAB de CV, Series L (ADR)	45,100	2,270
Telefónica, SA	61,525	1,460
Telekom Austria AG, non-registered shares	101,927	1,428
Turkcell Iletisim Hizmetleri AS	199,000	1,213
BCE Inc.	40,360	1,187
Millicom International Cellular SA	12,300	1,097
Türk Telekomünikasyon AS, Class D	252,400	848
Telekomunikacja Polska SA	122,500	697
Advanced Info Service PCL	230,000	614
France Télécom SA	22,002	527
Taiwan Mobile Co., Ltd.	266,000	501
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	562,000	498
Telecom Italia SpA, nonvoting	437,000	494
Philippine Long Distance Telephone Co.	8,300	445
Maxis Bhd.	241,200	395
Chunghwa Telecom Co., Ltd.	160,000	313
		13,987

CONSUMER STAPLES — 8.78%
Philip Morris International Inc.	87,740	4,577
Anheuser-Busch InBev NV	39,020	1,969
Wilmar International Ltd.	410,000	1,965
British American Tobacco PLC	40,000	1,380
Nestlé SA	26,000	1,335
Grupo Modelo, SAB de CV, Series C1	172,700	1,015
Pernod Ricard SA	8,195	697
Foster’s Group Ltd.	100,000	485
Danone SA	2,964	179
		13,602

MATERIALS — 7.78%
ArcelorMittal	112,200	4,933
Linde AG	10,230	1,223
Syngenta AG	4,060	1,131
CRH PLC	36,634	917
Rio Tinto PLC	13,904	824
Koninklijke DSM NV	15,500	692
Akzo Nobel NV	11,800	674
Impala Platinum Holdings Ltd.	21,300	627
Israel Chemicals Ltd.	27,200	368
Givaudan SA	397	349
BASF SE	5,000	311
		12,049

UTILITIES — 7.48%
GDF SUEZ	124,250	4,809
Scottish and Southern Energy PLC	223,700	3,740
CEZ, a s	34,385	1,629
Hongkong Electric Holdings Ltd.	161,500	958
RWE AG	5,020	445
		11,581

HEALTH CARE — 7.22%
Bayer AG	63,330	4,292
Novartis AG	61,225	3,317
Teva Pharmaceutical Industries Ltd. (ADR)	12,550	792
Sonic Healthcare Ltd.	54,175	714
Cochlear Ltd.	10,190	681
Grifols, SA	36,120	540
UCB SA	11,400	488
Orion Oyj, Class B	16,111	357
		11,181

INDUSTRIALS — 6.80%
BAE Systems PLC	751,350	4,236
Legrand SA	83,972	2,658
AB Volvo, Class B	140,000	1,414
Alstom SA	12,130	758
Sandvik AB	35,522	446
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative	72,000	426
Schneider Electric SA	3,520	414
Geberit AG	1,000	179
		10,531

CONSUMER DISCRETIONARY — 6.48%
Daimler AG	49,060	2,314
Yue Yuen Industrial (Holdings) Ltd.2	359,000	1,267
TUI Travel PLC	221,500	1,014
Fiat SpA1	66,700	870
Honda Motor Co., Ltd.	23,500	831
Toyota Motor Corp.	19,100	766
Esprit Holdings Ltd.	84,537	667
Peugeot SA1	18,250	539
Industria de Diseño Textil, SA	7,150	472
adidas AG	8,000	429
Li & Fung Ltd.	50,000	246
OPAP SA	9,513	216
Marks and Spencer Group PLC	37,400	210
H & M Hennes & Mauritz AB, Class B	3,000	196
		10,037

ENERGY — 2.13%
OAO Gazprom (ADR)	45,900	1,071
Woodside Petroleum Ltd.	21,679	933
China National Offshore Oil Corp.	340,000	560
Eni SpA	21,650	509
BP PLC	23,600	223
		3,296

MISCELLANEOUS — 0.48%
Other common stocks in initial period of acquisition		737

Total common stocks (cost: $126,475,000)		142,613

		Value
Preferred stocks — 0.50%	Shares	(000)

FINANCIALS — 0.50%
Barclays Bank PLC 6.86%3,4	355,000	$316
Barclays Bank PLC, Series RCI, 14.00%4	100,000	199
Mizuho Capital Investment (USD) 2 Ltd. 14.95%3,4	200,000	256

Total preferred stocks (cost: $671,000)		771

Convertible securities — 0.12%

MATERIALS — 0.12%
Vale SA 6.75% convertible preferred 2012	2,000	182

Total convertible securities (cost: $100,000)		182

	Principal amount
Bonds, notes & other debt instruments — 0.50%	(000)

FINANCIALS — 0.47%
Westfield Group 5.40% 20123	$295	313
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	40	41
Westfield Group 5.70% 20163	10	11
Westfield Group 7.125% 20183	335	363
		728

ENERGY — 0.03%
Husky Energy Inc. 5.90% 2014	20	22
Husky Energy Inc. 7.25% 2019	15	17
		39

Total bonds, notes & other debt instruments (cost: $605,000)		767

Short-term securities — 6.73%

Barton Capital LLC 0.20% due 4/6/20103	2,317	2,317
Fannie Mae 0.12%–0.13% due 5/12/2010	2,300	2,300
Federal Home Loan Bank 0.17% due 6/9/2010	2,299	2,299
Barclays U.S. Funding Corp. 0.07% due 4/1/2010	1,500	1,500
Thunder Bay Funding, LLC 0.16% due 4/1/20103	1,406	1,406
International Bank for Reconstruction and Development 0.13% due 4/12/2010	600	600

Total short-term securities (cost: $10,422,000)		10,422

Total investment securities (cost: $138,273,000)		154,755
Other assets less liabilities		99

Net assets		$154,854

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,356,000, which represented .88% of the net assets of the fund.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,023,000, which represented 3.24% of the net assets of the fund.

4Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$35,848	$89	$—	$35,937
Information technology	19,675	—	—	19,675
Telecommunication services	13,987	—	—	13,987
Consumer staples	13,602	—	—	13,602
Materials	12,049	—	—	12,049
Utilities	11,581	—	—	11,581
Health care	11,181	—	—	11,181
Industrials	10,531	—	—	10,531
Consumer discretionary	8,770	1,267	—	10,037
Energy	3,296	—	—	3,296
Miscellaneous	737	—	—	737
Preferred stocks	—	771	—	771
Convertible securities	—	182	—	182
Bonds, notes & other debt instruments	—	767	—	767
Short-term securities	—	10,422	—	10,422
Total	$141,257	$13,498	$—	$154,755

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,612
Gross unrealized depreciation on investment securities	(2,170)
Net unrealized appreciation on investment securities	16,442
Cost of investment securities for federal income tax purposes	138,313

Asset Allocation Fund
Investment portfolio

March 31, 2010
  unaudited
Common stocks — 69.84%	Shares	Value (000)

INFORMATION TECHNOLOGY — 14.22%
Cisco Systems, Inc.1	7,310,000	$ 190,279
Hewlett-Packard Co.	3,230,000	171,675
Oracle Corp.	6,660,000	171,095
Microsoft Corp.	5,700,000	166,839
International Business Machines Corp.	980,000	125,685
Corning Inc.	5,800,000	117,218
Google Inc., Class A1	190,000	107,732
Apple Inc.1	380,000	89,273
Paychex, Inc.	2,420,000	74,294
Texas Instruments Inc.	2,500,000	61,175
Xilinx, Inc.	2,000,000	51,000
KLA-Tencor Corp.	1,450,000	44,834
Yahoo! Inc.1	2,500,000	41,325
EMC Corp.1	1,300,000	23,452
		1,435,876

HEALTH CARE — 9.64%
Johnson & Johnson	2,540,000	165,608
Amgen Inc.1	2,050,000	122,508
Abbott Laboratories	2,090,000	110,101
Cardinal Health, Inc.	2,901,424	104,538
Zimmer Holdings, Inc.1	1,250,000	74,000
Eli Lilly and Co.	2,000,000	72,440
Gilead Sciences, Inc.1	1,500,000	68,220
UnitedHealth Group Inc.	2,000,000	65,340
Medtronic, Inc.	1,250,000	56,288
Bristol-Myers Squibb Co.	2,000,000	53,400
Aetna Inc.	1,394,000	48,943
Roche Holding AG	200,000	32,531
		973,917

FINANCIALS — 8.65%
ACE Ltd.	2,320,000	121,336
Wells Fargo & Co.	3,200,000	99,584
T. Rowe Price Group, Inc.	1,700,000	93,381
Moody’s Corp.	3,135,000	93,266
JPMorgan Chase & Co.	2,000,000	89,500
Marsh & McLennan Companies, Inc.	2,940,000	71,795
Allstate Corp.	2,000,000	64,620
Nomura Holdings, Inc.	8,750,000	64,576
Progressive Corp.	2,950,000	56,315
Aon Corp.	1,270,000	54,242
People’s United Financial, Inc.	2,000,000	31,280
First Horizon National Corp.1	2,200,000	30,910
Citigroup Inc.1	767,307	3,107
		873,912

MATERIALS — 8.26%
BHP Billiton Ltd.	4,340,000	173,554
Monsanto Co.	1,940,000	138,555
Sigma-Aldrich Corp.	1,920,000	103,027
Rio Tinto PLC	1,681,753	99,730
Dow Chemical Co.	3,000,000	88,710
Newmont Mining Corp.	1,500,000	76,395
Martin Marietta Materials, Inc.	840,000	70,182
Praxair, Inc.	700,000	58,100
Barrick Gold Corp.	660,000	25,305
		833,558

INDUSTRIALS — 7.97%
Boeing Co.	2,250,000	163,372
Robert Half International Inc.	2,150,000	65,425
Deere & Co.	1,100,000	65,406
IDEX Corp.	1,950,000	64,545
Tyco International Ltd.	1,600,000	61,200
Roper Industries, Inc.	935,000	54,080
United Parcel Service, Inc., Class B	820,000	52,816
Danaher Corp.	610,000	48,745
Expeditors International of Washington, Inc.	1,266,245	46,750
URS Corp.1	900,000	44,649
Lockheed Martin Corp.	500,000	41,610
ITT Corp.	700,000	37,527
Waste Management, Inc.	1,000,000	34,430
De La Rue PLC	1,700,000	23,919
UAL Corp.1	910	18
		804,492

CONSUMER DISCRETIONARY — 6.14%
Comcast Corp., Class A	7,000,000	131,740
McDonald’s Corp.	1,330,000	88,738
Home Depot, Inc.	2,500,000	80,875
Best Buy Co., Inc.	1,845,000	78,486
Johnson Controls, Inc.	2,150,000	70,929
Carnival Corp., units	1,560,000	60,653
Lowe’s Companies, Inc.	1,810,000	43,874
Amazon.com, Inc.1	300,000	40,719
Toyota Motor Corp.	600,000	24,068
American Media Operations, Inc.1,2,3	85,421	1
		620,083

ENERGY — 5.56%
Chevron Corp.	1,400,000	106,162
Schlumberger Ltd.	1,650,000	104,709
Suncor Energy Inc.	2,150,000	69,958
Transocean Ltd.1	800,000	69,104
Apache Corp.	640,000	64,960
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,000,000	44,490
Occidental Petroleum Corp.	400,000	33,816
Tenaris SA (ADR)	700,000	30,058
Petrohawk Energy Corp.1	1,200,000	24,336
Uranium One Inc.1	5,300,000	13,993
		561,586

CONSUMER STAPLES — 3.25%
Coca-Cola Co.	2,000,000	110,000
PepsiCo, Inc.	1,000,000	66,160
Unilever NV (New York registered)	1,980,000	59,717
Philip Morris International Inc.	1,000,000	52,160
Colgate-Palmolive Co.	400,000	34,104
Origin Enterprises PLC	1,773,300	5,831
		327,972

UTILITIES — 1.83%
Exelon Corp.	1,850,000	81,049
FirstEnergy Corp.	1,250,000	48,863
Entergy Corp.	450,000	36,607
RRI Energy, Inc.1	5,000,000	18,450
		184,969

TELECOMMUNICATION SERVICES — 0.82%
AT&T Inc.	2,000,000	51,680
Verizon Communications Inc.	1,000,000	31,020
American Tower Corp., Class A1	7,045	300
COLT Telecom Group SA1	51,200	99
		83,099

MISCELLANEOUS — 3.50%
Other common stocks in initial period of acquisition		353,365

Total common stocks (cost: $5,954,476,000)		7,052,829

Preferred stocks — 0.08%

FINANCIALS — 0.08%
BNP Paribas 7.195%2,4	4,000,000	3,900
QBE Capital Funding II LP 6.797%2,4	3,250,000	2,909
AXA SA, Series B, 6.379%2,4	1,315,000	1,157

Total preferred stocks (cost: $8,261,000)		7,966

Rights & warrants — 0.00%

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 20181,2,3	1,024	—

Total rights & warrants (cost: $0)		—

	Principal amount
Bonds, notes & other debt instruments — 22.60%	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 8.43%
U.S. Treasury 1.50% 2010	$ 16,375	16,490
U.S. Treasury 3.875% 2010	164,000	166,706
U.S. Treasury 4.625% 2011	74,875	79,762
U.S. Treasury 4.875% 2012	40,000	42,934
U.S. Treasury 1.875% 20135	14,911	15,782
U.S. Treasury 2.75% 2013	3,190	3,283
U.S. Treasury 3.50% 2013	23,000	24,307
U.S. Treasury 3.625% 2013	17,125	18,170
U.S. Treasury 1.875% 2014	92,000	90,897
U.S. Treasury 1.875% 20155	22,696	24,022
U.S. Treasury 5.125% 2016	63,000	70,715
U.S. Treasury 7.25% 2016	2,000	2,484
U.S. Treasury 4.75% 2017	6,500	7,111
U.S. Treasury 8.875% 2017	9,000	12,294
U.S. Treasury 1.625% 20185	23,787	24,387
U.S. Treasury 3.50% 2018	1,630	1,635
U.S. Treasury 7.875% 2021	12,000	16,147
U.S. Treasury 6.25% 2023	8,235	9,900
U.S. Treasury 6.625% 2027	35,000	44,018
U.S. Treasury 4.50% 2036	35,000	34,199
U.S. Treasury 4.375% 2038	6,100	5,803
U.S. Treasury 3.50% 2039	92,500	74,874
Fannie Mae 6.25% 2029	15,575	17,798
Federal Home Loan Bank, Series 467, 5.25% 2014	10,875	12,103
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,240
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	6,000	6,224
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	6,000	6,191
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,750	5,811
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,250	4,373
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,940
CoBank ACB 0.857% 20222,4	3,805	2,756
Federal Agricultural Mortgage Corp. 5.125% 2011	605	633
		850,989

MORTGAGE-BACKED OBLIGATIONS6 — 4.99%
Fannie Mae 4.89% 2012	10,000	10,540
Fannie Mae 4.00% 2015	2,934	3,034
Fannie Mae 5.50% 2017	1,364	1,469
Fannie Mae 5.00% 2018	3,697	3,942
Fannie Mae 5.50% 2020	7,487	8,065
Fannie Mae 6.00% 2021	322	349
Fannie Mae 6.00% 2021	282	306
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	2,362	2,451
Fannie Mae 4.00% 2024	18,622	18,928
Fannie Mae 4.00% 2024	13,321	13,539
Fannie Mae 4.00% 2024	6,779	6,891
Fannie Mae 4.00% 2024	4,784	4,863
Fannie Mae 4.50% 2024	34,071	35,403
Fannie Mae 4.00% 2025	14,830	15,074
Fannie Mae 4.50% 2025	15,000	15,563
Fannie Mae 6.00% 2026	2,592	2,780
Fannie Mae 5.50% 2033	6,070	6,433
Fannie Mae 5.50% 2033	3,764	3,988
Fannie Mae 4.50% 2035	14,239	14,397
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	682	551
Fannie Mae 6.00% 2036	12,834	13,651
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	2,348	2,548
Fannie Mae 5.00% 2037	2,584	2,666
Fannie Mae 5.50% 2037	10,641	11,238
Fannie Mae 5.50% 2037	562	593
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	536	576
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	258	273
Fannie Mae 5.50% 2037	75	79
Fannie Mae 6.00% 2037	25,551	27,257
Fannie Mae 6.00% 2037	6,842	7,281
Fannie Mae 6.00% 2037	2,676	2,836
Fannie Mae 6.00% 2037	641	680
Fannie Mae 4.50% 2038	2,559	2,567
Fannie Mae 6.00% 2038	1,239	1,319
Fannie Mae 4.50% 2039	2,330	2,338
Fannie Mae 5.00% 2040	3,892	4,000
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	591	656
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	148	169
Fannie Mae 7.00% 2047	3,005	3,256
Fannie Mae 7.00% 2047	984	1,066
Fannie Mae 7.00% 2047	90	98
Freddie Mac 5.00% 2018	1,253	1,338
Freddie Mac 5.00% 2023	2,754	2,917
Freddie Mac 6.00% 2026	10,224	11,076
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	687	785
Freddie Mac, Series 3233, Class PA, 6.00% 2036	4,743	5,114
Freddie Mac, Series 3312, Class PA, 5.50% 2037	4,777	5,054
Freddie Mac 5.00% 2038	18,731	19,359
Freddie Mac 5.458% 20384	300	316
Freddie Mac 5.50% 2038	887	938
Freddie Mac 6.50% 2038	3,475	3,784
Freddie Mac 5.00% 2040	43,450	44,869
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	4,454	4,602
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,234	1,128
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	2,929	3,041
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	4,811	5,044
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	500	531
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.322% 20374	12,000	12,283
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	1,165	1,219
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.27% 20444	10,000	10,258
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.799% 20364	10,678	8,308
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.894% 20364	1,625	1,264
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,021
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	4,720	4,868
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,694	2,824
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	825	825
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,750	6,917
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	8,308	5,528
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	3,135	1,991
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	3,125	3,266
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	2,125	2,216
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	1,875	1,950
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	2,273	2,263
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	66	63
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	5,492	4,973
Government National Mortgage Assn. 4.50% 2040	6,979	7,058
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	3,573	3,461
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.527% 20364	4,103	3,519
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	5,873	5,441
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.332% 20454	5,000	5,227
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	3,665	3,210
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20374	3,904	1,833
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	5,453	4,931
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,549
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	360	377
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	500	526
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	4,325	4,356
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.422% 20354	5,511	4,283
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20182	4,000	4,218
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	1,797	1,842
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20444	1,500	1,520
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	3,199	3,117
Bank of America 5.50% 20122	2,240	2,393
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	2,584	1,848
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.416% 20374	3,145	1,617
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262	1,587	1,499
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,396	1,363
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.75% 20374	1,550	1,151
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20333	312	312
		504,297

FINANCIALS — 1.63%
CIT Group Inc., Series A, 7.00% 2013	8,075	7,914
CIT Group Inc., Series A, 7.00% 2014	7,925	7,509
CIT Group Inc., Series A, 7.00% 2015	9,675	9,046
Realogy Corp., Letter of Credit, 3.231% 20134,6,7	2,340	2,072
Realogy Corp., Term Loan B, 3.251% 20134,6,7	8,691	7,695
Realogy Corp., Term Loan DD, 3.251% 20134,6,7	2,857	2,529
Realogy Corp., Second Lien Term Loan A, 13.50% 20176,7	9,700	10,714
Developers Diversified Realty Corp. 4.625% 2010	2,130	2,134
Developers Diversified Realty Corp. 5.50% 2015	180	170
Developers Diversified Realty Corp. 9.625% 2016	8,500	9,519
Developers Diversified Realty Corp. 7.50% 2017	4,750	4,812
UBS AG 5.875% 2017	7,625	7,909
International Lease Finance Corp., Series Q, 5.45% 2011	2,635	2,638
International Lease Finance Corp., Series Q, 5.75% 2011	4,000	4,021
Barclays Bank PLC 2.50% 2013	1,875	1,878
Barclays Bank PLC 5.20% 2014	2,500	2,672
Barclays Bank PLC 5.125% 2020	2,000	1,976
Simon Property Group, LP 5.875% 2017	1,500	1,552
Simon Property Group, LP 6.125% 2018	2,170	2,249
Simon Property Group, LP 10.35% 2019	2,000	2,519
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	1,025	1,056
Westfield Group 5.70% 20162	3,700	3,808
Westfield Group 7.125% 20182	1,275	1,381
HBOS PLC 6.75% 20182	4,600	4,233
Lloyds TSB Bank PLC 5.80% 20202	2,000	1,955
Royal Bank of Scotland PLC 4.875% 2015	6,000	6,005
Liberty Mutual Group Inc. 6.50% 20352	1,485	1,297
Liberty Mutual Group Inc. 7.50% 20362	4,855	4,695
Kimco Realty Corp. 6.875% 2019	5,375	5,674
Hospitality Properties Trust 6.70% 2018	4,415	4,366
Morgan Stanley 6.00% 2014	4,000	4,325
ProLogis 7.375% 2019	4,000	4,113
Wells Fargo & Co. 4.375% 2013	3,615	3,818
Wells Fargo & Co. 5.625% 2017	190	202
Lazard Group LLC 7.125% 2015	3,735	3,926
Monumental Global Funding III 0.451% 20142,4	4,000	3,815
Rouse Co. 5.375% 20138	2,000	2,170
Rouse Co. 6.75% 20132,8	1,225	1,366
Bank of America Corp. 5.75% 2017	3,100	3,183
Abbey National Treasury Services PLC 3.875% 20142	3,000	2,986
Goldman Sachs Group, Inc. 6.15% 2018	2,765	2,930
American Express Co. 8.15% 2038	2,075	2,695
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	2,074
Assurant, Inc. 5.625% 2014	1,150	1,195
Korea Development Bank 5.30% 2013	100	105
		164,901

INDUSTRIALS — 1.61%
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	8,950	9,420
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	425	482
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20169	10,550	10,075
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	3,690	4,188
Nortek, Inc. 11.00% 2013	20,883	22,502
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.19% 20144,6,7	1,099	927
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.29% 20144,6,7	18,473	15,590
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20144,6,7	3,688	3,642
AMH Holdings, Inc. 11.25% 2014	15,205	15,718
AMH Holdings, Inc. 9.875% 2016	2,075	2,251
CEVA Group PLC 11.50% 20182	9,975	10,399
US Investigations Services, Inc., Term Loan B, 3.271% 20154,6,7	733	682
US Investigations Services, Inc. 10.50% 20152	3,600	3,402
US Investigations Services, Inc. 11.75% 20162	1,735	1,553
Volvo Treasury AB 5.95% 20152	5,250	5,355
TransDigm Inc. 7.75% 2014	5,125	5,266
Caterpillar Financial Services Corp., Series F, 4.85% 2012	3,790	4,079
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,000	1,130
Koninklijke Philips Electronics NV 5.75% 2018	4,800	5,128
General Electric Co. 5.25% 2017	4,500	4,727
Northwest Airlines, Inc., Term Loan B, 3.80% 20134,6,7	695	625
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20146	1,545	1,549
Northwest Airlines, Inc., Term Loan A, 2.05% 20184,6,7	1,977	1,621
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20246	757	708
RailAmerica, Inc. 9.25% 2017	4,120	4,413
Union Pacific Corp. 5.75% 2017	830	891
Union Pacific Corp. 5.70% 2018	3,205	3,378
Ashtead Group PLC 8.625% 20152	1,800	1,809
Ashtead Capital, Inc. 9.00% 20162	2,150	2,188
Norfolk Southern Corp. 5.75% 2016	2,255	2,496
Norfolk Southern Corp. 5.75% 2018	1,075	1,156
Norfolk Southern Corp. 7.05% 2037	60	70
Burlington Northern Santa Fe Corp. 7.00% 2014	1,945	2,226
BNSF Funding Trust I 6.613% 20554	1,150	1,120
United Technologies Corp. 5.70% 2040	3,000	3,045
DAE Aviation Holdings, Inc. 11.25% 20152	3,200	3,008
Atlas Copco AB 5.60% 20172	2,750	2,855
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	602	610
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20226	989	925
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20132,6	602	633
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20196	543	461
Raytheon Co. 6.40% 2018	120	136
Atrium Companies, Inc. 15.00% 20122,10	2,360	37
United Air Lines, Inc., Series 1996-A2, 7.87% 20193,6,8	1,211	—
		162,476

HEALTH CARE — 1.37%
Elan Finance PLC and Elan Finance Corp. 4.25% 20114	$ 2,100	$ 2,074
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	3,435	3,555
Elan Finance PLC and Elan Finance Corp. 8.75% 20162	13,330	13,263
Tenet Healthcare Corp. 7.375% 2013	12,855	13,048
Tenet Healthcare Corp. 9.25% 2015	3,215	3,388
Tenet Healthcare Corp. 8.875% 20192	1,155	1,256
Boston Scientific Corp. 4.50% 2015	2,000	1,919
Boston Scientific Corp. 7.375% 2040	12,387	11,730
Bausch & Lomb Inc. 9.875% 2015	10,975	11,661
PTS Acquisition Corp. 10.25% 20154,10	3,637	3,592
PTS Acquisition Corp. 9.75% 2017	€3,525	4,245
GlaxoSmithKline Capital Inc. 4.85% 2013	$ 6,825	7,403
Surgical Care Affiliates, Inc. 8.875% 20152,4,10	5,870	5,943
Surgical Care Affiliates, Inc. 10.00% 20172	135	135
Novartis Capital Corp. 2.90% 2015	6,000	5,965
VWR Funding, Inc. 10.25% 20154,10	4,986	5,311
Roche Holdings Inc. 4.50% 20122	5,000	5,294
HCA Inc. 9.125% 2014	4,500	4,764
HCA Inc. 9.25% 2016	200	213
Pfizer Inc. 4.45% 2012	4,500	4,772
Cardinal Health, Inc. 5.80% 2016	4,500	4,747
HealthSouth Corp. 10.75% 2016	4,350	4,725
Symbion Inc. 11.75% 20154,10	5,000	4,425
Biogen Idec Inc. 6.00% 2013	2,560	2,771
Hospira, Inc. 5.55% 2012	2,470	2,628
Abbott Laboratories 5.125% 2019	2,400	2,533
Coventry Health Care, Inc. 5.875% 2012	2,179	2,258
Merck & Co., Inc. 5.00% 2019	1,875	1,964
Viant Holdings Inc. 10.125% 20172	1,621	1,625
Team Finance LLC and Health Finance Corp. 11.25% 2013	516	542
		137,749

CONSUMER DISCRETIONARY — 1.04%
Univision Communications, Inc., First Lien Term Loan B, 2.54% 20144,6,7	10,740	9,604
Univision Communications Inc. 12.00% 20142	1,500	1,650
Univision Communications Inc. 10.50% 20152,4,10	14,312	12,416
Allison Transmission Holdings, Inc. 11.25% 20152,4,10	16,019	17,180
Michaels Stores, Inc. 10.00% 2014	10,000	10,600
Comcast Corp. 6.45% 2037	1,750	1,788
Comcast Corp. 6.95% 2037	5,125	5,562
Time Warner Cable Inc. 6.75% 2018	3,345	3,744
Time Warner Cable Inc. 8.75% 2019	180	224
Time Warner Cable Inc. 5.00% 2020	3,000	2,964
Toys “R” Us, Inc. 7.625% 2011	6,085	6,328
Norwegian Cruise Lines 11.75% 20162	4,775	5,217
Tenneco Automotive Inc. 8.625% 2014	4,800	4,896
News America Inc. 5.30% 2014	3,295	3,614
News America Inc. 6.90% 2019	500	569
Seneca Gaming Corp. 7.25% 2012	2,600	2,580
Seneca Gaming Corp., Series B, 7.25% 2012	1,125	1,116
Time Warner Inc. 5.875% 2016	2,760	3,019
AOL Time Warner Inc. 7.625% 2031	130	149
Neiman Marcus Group, Inc. 9.00% 20154,10	3,000	3,075
Staples, Inc. 9.75% 2014	2,500	3,033
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,008
Thomson Reuters Corp. 5.95% 2013	1,575	1,742
Thomson Reuters Corp. 6.50% 2018	140	158
Cooper-Standard Automotive Inc. 7.00% 20128	375	409
Cooper-Standard Automotive Inc. 8.375% 20148	1,875	1,350
Cox Communications, Inc. 7.75% 2010	125	130
Young Broadcasting Inc. 10.00% 20118	3,367	24
		105,149

TELECOMMUNICATION SERVICES — 1.02%
Cricket Communications, Inc. 9.375% 2014	12,325	12,602
Cricket Communications, Inc. 10.00% 2015	1,500	1,568
Cricket Communications, Inc. 7.75% 2016	8,050	8,392
MetroPCS Wireless, Inc. 9.25% 2014	11,235	11,488
MetroPCS Wireless, Inc. 9.25% 2014	8,050	8,271
Sprint Capital Corp. 8.375% 2012	11,150	11,652
Nextel Communications, Inc., Series E, 6.875% 2013	580	568
Nextel Communications, Inc., Series F, 5.95% 2014	5,480	5,138
Clearwire Communications LLC/Finance 12.00% 20152	5,000	5,125
Clearwire Communications LLC/Finance 12.00% 20152	3,750	3,844
Wind Acquisition SA 11.75% 20172	6,825	7,576
Verizon Communications Inc. 5.25% 2013	50	55
Verizon Communications Inc. 5.50% 2017	4,125	4,406
Verizon Communications Inc. 6.35% 2019	2,340	2,595
AT&T Inc. 6.70% 2013	4,340	4,956
SBC Communications Inc. 5.10% 2014	1,125	1,218
SBC Communications Inc. 5.625% 2016	125	137
American Tower Corp. 4.625% 2015	3,875	3,990
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,306
Telecom Italia Capital SA 5.25% 2015	1,300	1,333
Deutsche Telekom International Finance BV 5.875% 2013	3,000	3,274
Millicom International Cellular SA 10.00% 2013	2,010	2,095
Hawaiian Telcom Communications, Inc. 8.765% 20134,8	175	6
Hawaiian Telcom Communications, Inc. 9.75% 20138	2,545	83
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20144,6,7,10	432	357
		103,035

INFORMATION TECHNOLOGY — 0.79%
NXP BV and NXP Funding LLC 3.001% 20134	2,075	1,953
NXP BV and NXP Funding LLC 7.875% 2014	14,550	14,259
NXP BV and NXP Funding LLC 8.625% 2015	€2,550	3,244
NXP BV and NXP Funding LLC 9.50% 2015	$5,665	5,622
Freescale Semiconductor, Inc. 4.132% 20144	3,225	2,806
Freescale Semiconductor, Inc. 8.875% 2014	7,725	7,416
Freescale Semiconductor, Inc. 9.875% 20144,10	4,500	4,342
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20146,7	2,376	2,452
Freescale Semiconductor, Inc. 10.125% 2016	3,365	2,995
Freescale Semiconductor, Inc. 10.125% 20182	4,100	4,433
First Data Corp., Term Loan B2, 3.032% 20144,6,7	6,839	6,062
First Data Corp. 9.875% 2015	2,125	1,843
First Data Corp. 9.875% 2015	1,050	911
First Data Corp. 10.55% 201510	6,815	5,793
Sanmina-SCI Corp. 6.75% 2013	4,425	4,447
Sanmina-SCI Corp. 8.125% 2016	1,925	1,947
SunGard Data Systems Inc. 9.125% 2013	5,330	5,490
Hewlett-Packard Co. 5.50% 2018	3,100	3,374
		79,389

UTILITIES — 0.45%
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,336
Midwest Generation, LLC, Series B, 8.56% 20166	2,932	3,002
MidAmerican Energy Co. 5.95% 2017	1,375	1,490
MidAmerican Energy Holdings Co. 5.75% 2018	1,330	1,408
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,183
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.729% 20144,6,7	6,281	5,175
Alabama Power Co., Series 2008-B, 5.80% 2013	3,035	3,400
Alabama Power Co. 6.00% 2039	1,500	1,563
Electricité de France SA 6.50% 20192	170	191
Electricité de France SA 6.95% 20392	4,000	4,608
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,493
Veolia Environnement 5.25% 2013	3,775	4,055
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	150	155
PG&E Corp. 5.75% 2014	2,000	2,187
Pacific Gas and Electric Co. 8.25% 2018	210	257
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	1,968
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,540	1,627
Appalachian Power Co., Series M, 5.55% 2011	1,500	1,557
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,6	1,034	1,044
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	54
		45,753

CONSUMER STAPLES — 0.45%
Rite Aid Corp. 8.625% 2015	5,000	4,300
Rite Aid Corp., Term Loan T4, 9.50% 20154,6,7	1,500	1,572
Rite Aid Corp. 9.75% 2016	7,750	8,370
Rite Aid Corp. 10.25% 2019	2,250	2,413
Stater Bros. Holdings Inc. 8.125% 2012	4,225	4,267
Stater Bros. Holdings Inc. 7.75% 2015	2,475	2,512
Duane Reade Inc. 11.75% 2015	3,420	4,348
Anheuser-Busch InBev NV 3.625% 20152	4,250	4,294
British American Tobacco International Finance PLC 9.50% 20182	2,470	3,204
CVS Caremark Corp. 6.943% 20306	2,388	2,539
Kraft Foods Inc. 2.625% 2013	2,500	2,521
Delhaize Group 6.50% 2017	1,800	1,991
Smithfield Foods, Inc. 10.00% 20142	1,500	1,680
Elizabeth Arden, Inc. 7.75% 2014	1,500	1,511
		45,522

ENERGY — 0.31%
Kinder Morgan Energy Partners LP 6.00% 2017	6,620	7,120
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,379
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,349
Petroplus Finance Ltd. 6.75% 20142	3,775	3,416
Petroplus Finance Ltd. 7.00% 20172	2,350	2,033
TransCanada PipeLines Ltd. 7.625% 2039	4,000	4,890
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,206
Husky Energy Inc. 6.80% 2037	2,800	3,051
Williams Companies, Inc. 7.875% 2021	1,646	1,942
		31,386

ASSET-BACKED OBLIGATIONS6 — 0.22%
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,500	2,588
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,875	3,006
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	3,101
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 0.996% 20344	3,645	2,556
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20142	2,450	2,541
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20142	1,874	1,924
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.53% 20192,4	2,042	1,826
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,750
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,517	1,361
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	675	683
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	500	541
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20122	292	296
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20374	2,202	229
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.046% 20344	245	159
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20102	9	9
		22,570

MATERIALS — 0.18%
Georgia Gulf Corp. 10.75% 2016	3,500	3,482
Georgia Gulf Corp. 9.00% 20172	5,850	6,150
Gerdau Holdings Inc. 7.00% 20202	3,700	3,922
International Paper Co. 7.30% 2039	2,500	2,680
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,605	1,936
		18,170

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.09%
Croatian Government 6.75% 20192	3,000	3,307
Polish Government 6.375% 2019	2,950	3,246
Hungarian Government 6.25% 2020	2,625	2,803
		9,356

MUNICIPALS — 0.02%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	1,750	1,830

Total bonds, notes & other debt instruments (cost: $2,231,446,000)		2,282,572

Short-term securities — 8.03%

Freddie Mac 0.08%–0.31% due 4/1–9/14/2010	229,700	229,593
Fannie Mae 0.15%–0.24% due 4/14–9/20/2010	108,200	108,152
U.S. Treasury Bills 0.095%–0.166% due 4/22–6/10/2010	101,000	100,990
Straight-A Funding LLC 0.17%–0.22% due 4/6–6/9/20102	87,942	87,927
Coca-Cola Co. 0.14%–0.18% due 5/11–5/14/20102	58,000	57,988
Bank of America Corp. 0.17% due 4/23/2010	37,600	37,596
Ranger Funding Co. LLC 0.20% due 5/24/20102	15,500	15,496
General Electric Co. 0.05% due 4/1/2010	33,900	33,900
General Electric Capital Corp. 0.21% due 4/26/2010	2,800	2,800
Federal Home Loan Bank 0.12%–0.15% due 4/21–5/28/2010	36,100	36,095
Abbott Laboratories 0.14% due 5/3/20102	35,000	34,996
Jupiter Securitization Co., LLC 0.17% due 4/8/20102	15,200	15,199
Park Avenue Receivables Co., LLC 0.15% due 4/5/20102	6,000	6,000
Hewlett-Packard Co. 0.16% due 4/30/20102	18,600	18,598
Honeywell International Inc. 0.12% due 4/1/20102	17,200	17,200
NetJets Inc. 0.10% due 4/7/20102	8,800	8,800

Total short-term securities (cost: $811,315,000)		811,330

Total investment securities (cost: $9,005,498,000)		$10,154,697
Other assets less liabilities		(55,940)

Net assets		$10,098,757

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $471,702,000, which represented 4.67% of the net assets of the fund.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $313,000, which represented less than .01% of the net assets of the fund.
4Coupon rate may change periodically.
5Index-linked bond whose principal amount moves with a government retail price index.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $71,319,000, which represented .71% of the net assets of the fund.

8Scheduled interest and/or principal payment was not received.
9Step bond; coupon rate will increase at a later date.
10Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviation and symbol

ADR = American Depositary Receipts
€ = Euros

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$1,435,876	$—	$—	$1,435,876
Health care	973,917	—	—	973,917
Financials	873,912	—	—	873,912
Materials	833,558	—	—	833,558
Industrials	804,492	—	—	804,492
Consumer discretionary	620,082	—	1	620,083
Energy	561,586	—	—	561,586
Consumer staples	327,972	—	—	327,972
Utilities	184,969	—	—	184,969
Telecommunication services	83,099	—	—	83,099
Miscellaneous	352,691	674	—	353,365
Preferred stocks	—	7,966	—	7,966
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	893,530	—	893,530
Bonds & notes of U.S. government & government agencies	—	850,989	—	850,989
Mortgage-backed obligations	—	503,985	312	504,297
Asset-backed obligations	—	22,570	—	22,570
Bonds & notes of governments outside the U.S.	—	9,356	—	9,356
Municipals	—	1,830	—	1,830
Short-term securities	—	811,330	—	811,330
Total	$7,052,154	$3,102,230	$313	$10,154,697

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning				Ending
	value		Net	Net unrealized	value
	at 1/1/2010	Net sales	realized loss	appreciation	at 3/31/2010
Investment securities	$636	$(320)	$(117)	$114	$313

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands):					$(3)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,397,169
Gross unrealized depreciation on investment securities	(273,255)
Net unrealized appreciation on investment securities	1,123,914
Cost of investment securities for federal income tax purposes	9,030,783

Bond Fund
Investment portfolio

March 31, 2010
  unaudited

Bonds, notes & other debt instruments — 93.01%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 35.10%
U.S. Treasury 1.00% 2011	$25,000	$25,088
U.S. Treasury 1.75% 2011	14,850	15,076
U.S. Treasury 4.50% 2011	4,850	5,031
U.S. Treasury 1.75% 2012	50,000	50,619
U.S. Treasury 4.50% 2012	60,000	64,163
U.S. Treasury 4.875% 2012	50,000	53,668
U.S. Treasury 1.875% 20131	29,492	31,215
U.S. Treasury 2.00% 2013	161,215	161,512
U.S. Treasury 3.125% 2013	25,000	26,089
U.S. Treasury 3.125% 2013	10,000	10,429
U.S. Treasury 3.375% 2013	105,760	111,308
U.S. Treasury 4.25% 2013	15,000	16,252
U.S. Treasury 1.75% 2014	54,680	54,065
U.S. Treasury 1.875% 2014	25,000	24,700
U.S. Treasury 2.00% 20141	29,315	31,150
U.S. Treasury 2.25% 2014	52,500	52,576
U.S. Treasury 2.625% 2014	9,485	9,554
U.S. Treasury 4.00% 2014	8,950	9,620
U.S. Treasury 1.625% 20151	56,735	59,268
U.S. Treasury 4.00% 2015	38,220	40,927
U.S. Treasury 4.125% 2015	31,970	34,390
U.S. Treasury 4.25% 2015	89,250	96,376
U.S. Treasury 2.375% 2016	129,500	125,271
U.S. Treasury 3.00% 2016	74,070	73,534
U.S. Treasury 3.125% 2016	59,000	58,804
U.S. Treasury 3.25% 2016	175,500	175,754
U.S. Treasury 3.25% 2016	120,250	121,509
U.S. Treasury 3.25% 2016	74,500	75,446
U.S. Treasury 5.125% 2016	34,750	39,005
U.S. Treasury 7.25% 2016	25,000	31,049
U.S. Treasury 7.50% 2016	59,750	75,495
U.S. Treasury 4.625% 2017	6,420	6,996
U.S. Treasury 8.75% 2017	75,000	101,414
U.S. Treasury 8.875% 2017	15,000	20,490
U.S. Treasury 3.50% 2018	10,000	10,031
U.S. Treasury 3.75% 2018	135,500	136,543
U.S. Treasury 3.875% 2018	84,000	86,126
U.S. Treasury 2.75% 2019	56,120	52,095
U.S. Treasury 3.125% 2019	260,270	247,907
U.S. Treasury 3.625% 2019	80,880	79,904
U.S. Treasury 4.375% 2038	20,000	19,025
U.S. Treasury 4.25% 2039	3,480	3,225
U.S. Treasury 4.50% 2039	59,750	57,710
U.S. Treasury 4.625% 2040	51,750	51,006
Freddie Mac 5.25% 2011	15,250	16,150
Freddie Mac 2.125% 2012	50,000	50,846
Freddie Mac 5.75% 2012	40,000	43,372
Freddie Mac 1.625% 2013	30,000	29,879
Freddie Mac 2.50% 2014	30,000	30,182
Federal Home Loan Bank 1.75% 2012	44,000	44,431
Federal Home Loan Bank 2.25% 2012	20,000	20,446
Federal Home Loan Bank 3.625% 2013	25,000	26,353
Federal Home Loan Bank 4.00% 2013	30,000	32,007
Federal Home Loan Bank 5.125% 2016	5,250	5,763
Federal Home Loan Bank 5.375% 2016	5,000	5,591
Fannie Mae 5.50% 2011	5,000	5,228
Fannie Mae 5.25% 2012	5,300	5,714
Fannie Mae 4.625% 2013	6,700	7,164
Fannie Mae 2.50% 2014	6,250	6,281
Fannie Mae 2.625% 2014	9,000	8,989
Fannie Mae 3.00% 2014	8,250	8,408
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.535% 20122	15,000	15,115
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	12,000	12,265
CoBank ACB 7.875% 20183	9,260	10,015
CoBank ACB 0.857% 20222,3	21,925	15,882
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,087
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,153
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,000	10,214
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	8,000	8,190
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,341
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,050
Small Business Administration, Series 2001-20J, 5.76% 20214	292	313
		3,079,844

MORTGAGE-BACKED OBLIGATIONS4 — 19.78%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	6,125	6,158
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,306
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,066
Fannie Mae 4.50% 2021	61,464	64,535
Fannie Mae 5.50% 2021	1,063	1,145
Fannie Mae 5.00% 2023	3,639	3,843
Fannie Mae 5.00% 2023	2,965	3,131
Fannie Mae 5.00% 2023	2,546	2,689
Fannie Mae 5.00% 2023	2,453	2,591
Fannie Mae 5.00% 2023	2,215	2,339
Fannie Mae 5.50% 2023	3,666	3,926
Fannie Mae 5.50% 2023	3,499	3,747
Fannie Mae 5.50% 2023	3,000	3,213
Fannie Mae 5.50% 2023	1,464	1,568
Fannie Mae 4.50% 2024	32,039	33,291
Fannie Mae 4.50% 2024	31,152	32,338
Fannie Mae 4.50% 2024	24,222	25,145
Fannie Mae 4.50% 2024	18,791	19,506
Fannie Mae 4.50% 2024	17,796	18,491
Fannie Mae 4.50% 2024	6,507	6,761
Fannie Mae 4.50% 2024	6,418	6,663
Fannie Mae 4.50% 2024	5,035	5,232
Fannie Mae 4.50% 2024	4,537	4,714
Fannie Mae 4.50% 2024	2,592	2,693
Fannie Mae 4.50% 2025	153,840	159,609
Fannie Mae, Series 2001-4, Class GA, 9.969% 20252	73	84
Fannie Mae 6.00% 2026	2,303	2,469
Fannie Mae 5.50% 2027	5,978	6,342
Fannie Mae 6.00% 2027	12,659	13,575
Fannie Mae 6.00% 2028	3,093	3,300
Fannie Mae 5.50% 2033	11,019	11,676
Fannie Mae 6.50% 2034	9,082	9,943
Fannie Mae 5.00% 2035	2,080	2,154
Fannie Mae 5.50% 2035	951	1,005
Fannie Mae 5.50% 2036	2,548	2,686
Fannie Mae 6.00% 2036	5,098	5,420
Fannie Mae 5.31% 20372	8,282	8,665
Fannie Mae 5.789% 20372	8,238	8,709
Fannie Mae 6.00% 2037	43,997	46,816
Fannie Mae 6.00% 2037	23,309	24,803
Fannie Mae 6.00% 2037	7,930	8,410
Fannie Mae 6.00% 2037	4,198	4,449
Fannie Mae 6.00% 2037	3,367	3,582
Fannie Mae 6.00% 2037	2,774	2,898
Fannie Mae 6.17% 20372	9,327	9,766
Fannie Mae 6.50% 2037	13,097	14,126
Fannie Mae 6.50% 2037	6,196	6,682
Fannie Mae 7.00% 2037	4,523	4,900
Fannie Mae 4.50% 2038	9,107	9,137
Fannie Mae 5.00% 2038	39,009	40,254
Fannie Mae 5.309% 20382	2,079	2,199
Fannie Mae 5.50% 2038	89,930	94,901
Fannie Mae 5.50% 2038	17,956	18,980
Fannie Mae 5.50% 2038	10,506	11,083
Fannie Mae 5.50% 2038	8,301	8,756
Fannie Mae 6.00% 2038	80,294	85,439
Fannie Mae 6.00% 2038	63,887	67,712
Fannie Mae 6.00% 2038	43,568	46,177
Fannie Mae 6.00% 2038	13,668	14,486
Fannie Mae 6.00% 2038	11,632	12,328
Fannie Mae 6.50% 2038	7,183	7,761
Fannie Mae 6.50% 2038	5,116	5,528
Fannie Mae 6.50% 2038	3,656	3,950
Fannie Mae 3.611% 20392	22,240	22,892
Fannie Mae 3.614% 20392	6,012	6,193
Fannie Mae 3.623% 20392	10,457	10,767
Fannie Mae 3.635% 20392	4,623	4,762
Fannie Mae 3.652% 20392	5,099	5,253
Fannie Mae 3.745% 20392	4,525	4,680
Fannie Mae 3.763% 20392	2,143	2,215
Fannie Mae 3.782% 20392	7,690	7,910
Fannie Mae 3.831% 20392	5,589	5,788
Fannie Mae 3.842% 20392	3,507	3,633
Fannie Mae 3.884% 20392	3,005	3,112
Fannie Mae 3.896% 20392	4,626	4,755
Fannie Mae 3.91% 20392	5,613	5,820
Fannie Mae 3.946% 20392	7,724	8,015
Fannie Mae 3.951% 20392	1,183	1,228
Fannie Mae 4.50% 2039	22,463	22,547
Fannie Mae 6.00% 2039	6,129	6,518
Fannie Mae 6.00% 2039	1,722	1,825
Fannie Mae 6.00% 2039	965	1,026
Fannie Mae 6.50% 2039	2,557	2,758
Fannie Mae 3.62% 20402	5,128	5,281
Fannie Mae 5.00% 2040	54,220	55,720
Fannie Mae 5.50% 2040	35,520	37,307
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	89	98
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	81	89
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	107	122
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	115	131
Freddie Mac 4.50% 2023	11,616	12,059
Freddie Mac 4.50% 2024	4,114	4,274
Freddie Mac 4.00% 2025	38,251	38,886
Freddie Mac 4.00% 2025	12,750	12,939
Freddie Mac 4.50% 2025	20,229	21,016
Freddie Mac 5.00% 2035	3,618	3,749
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,361	1,463
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	2,444	2,068
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,083	1,768
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,854	6,248
Freddie Mac 6.00% 2036	28,596	30,719
Freddie Mac, Series 3318, Class JT, 5.50% 2037	4,357	4,610
Freddie Mac 5.731% 20372	3,352	3,551
Freddie Mac 6.00% 2037	7,093	7,608
Freddie Mac 6.00% 2037	2,244	2,411
Freddie Mac 5.00% 2038	6,136	6,342
Freddie Mac 5.00% 2038	221	229
Freddie Mac 5.00% 2038	8	9
Freddie Mac 5.50% 2038	7,463	7,883
Freddie Mac 3.598% 20392	2,603	2,661
Freddie Mac 3.759% 20392	1,222	1,260
Freddie Mac 3.842% 20392	5,190	5,361
Freddie Mac 5.00% 2040	11,050	11,411
Freddie Mac 5.50% 2040	40,844	43,135
Freddie Mac 6.00% 2040	35,120	37,688
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	2,887	3,026
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	2,018
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,785
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 20392	1,225	1,205
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	7,000	7,287
Nykredit 4.00% 2035	DKr55,977	9,812
Nykredit 5.00% 2038	27,939	5,177
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 5.987% 20372	$15,497	8,729
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	4,154	2,764
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	3,919	2,489
Government National Mortgage Assn. 4.50% 2038	4,230	4,290
Government National Mortgage Assn. 4.50% 2040	6,653	6,729
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20363	3,000	3,093
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20363	4,500	4,563
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20363	3,000	3,129
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	2,200	2,197
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,793	2,815
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	4,081
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	2,000	2,083
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	4,000	4,161
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	2,500	2,594
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382	2,000	1,956
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20392	3,160	3,230
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	2,445	2,508
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	1,065	972
Bank of America 5.50% 20123	7,000	7,477
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.322% 20372	4,000	4,094
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.558% 20372,3	2,000	993
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,174	2,185
Barclays Bank PLC 4.00% 2019	€4,700	6,452
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.572% 20362	$4,390	3,334
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.81% 20362	4,078	2,404
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.665% 20342	1,454	1,455
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.057% 20362	3,559	2,327
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 5.911% 20372	3,336	1,804
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20183	5,025	5,280
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 20153	5,000	5,172
Swedish Government 4.00% 2012	SKr34,000	4,929
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.334% 20442	$1,000	1,043
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.332% 20452	3,000	3,136
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20372	8,392	3,940
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,477	3,574
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.792% 20362	5,046	3,220
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,930	2,951
Northern Rock PLC 5.625% 20173	3,000	2,939
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.729% (undated)2	2,500	2,626
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,500
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.366% 20462	2,518	2,458
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263	2,081	1,967
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	1,650	1,696
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,648	1,492
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,386	1,430
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20363	1,300	1,365
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	199	203
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	738	760
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	586	591
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20335	443	443
		1,735,577

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 10.22%
United Mexican States Government Global 6.375% 2013	1,260	1,405
United Mexican States Government, Series MI10, 9.50% 2014	MXN280,000	25,210
United Mexican States Government, Series M10, 8.00% 2015	300,000	25,352
United Mexican States Government, Series M10, 7.75% 2017	313,000	25,854
United Mexican States Government Global 5.95% 2019	$9,090	9,863
United Mexican States Government, Series M20, 10.00% 2024	MXN48,400	4,621
United Mexican States Government, Series M30, 10.00% 2036	39,000	3,723
United Mexican States Government Global 6.05% 2040	$5,000	5,013
Polish Government 5.25% 2013	PLN70,150	25,081
Polish Government 5.25% 2017	69,320	24,318
Polish Government 6.375% 2019	$24,315	26,759
German Government 4.25% 2014	€25,320	37,492
German Government 3.75% 2019	18,905	27,059
German Government 4.75% 2034	5,020	7,736
Greek Government 5.50% 2014	3,700	4,894
Greek Government 6.10% 2015	16,790	22,757
Greek Government 6.00% 2019	27,430	35,943
South Korean Government 4.25% 2014	KRW18,760,000	16,520
South Korean Government 4.75% 2014	29,060,000	26,208
South Korean Government 5.00% 2014	7,590,000	6,863
South Korean Government 5.75% 2014	$4,800	5,251
South Korean Government 5.75% 2018	KRW6,725,000	6,279
Canadian Government 2.00% 2014	$ C52,445	49,907
Canadian Government 4.25% 20261	1,305	1,810
Irish Government 4.00% 2014	€21,430	30,246
Irish Government 4.40% 2019	4,190	5,718
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	$ A7,000	6,410
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	$28,640	29,057
Hungarian Government 5.50% 2014	HUF1,771,790	8,876
Hungarian Government 6.25% 2020	$23,700	25,304
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	5,875	5,993
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	7,155	7,210
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20143	20,000	20,829
French Government O.A.T. Eurobond 4.00% 2014	€19,480	28,450
European Investment Bank 3.125% 2014	$9,250	9,494
European Investment Bank 4.25% 2014	€3,070	4,534
European Investment Bank 4.875% 2017	$8,000	8,691
European Investment Bank 6.125% 2017	$ A6,000	5,441
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	$20,800	20,894
France Government Agency-Guaranteed, Société Finance 2.25% 20123	7,550	7,681
France Government Agency-Guaranteed, Société Finance 2.875% 20143	6,870	6,929
France Government Agency-Guaranteed, Société Finance 3.375% 20143	5,600	5,795
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	15,750	20,042
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20123	7,750	7,964
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,217
Finland (Republic of) 5.375% 2013	€10,710	16,218
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A12,125	11,146
Queensland Treasury Corp., Series 17, 6.00% 2017	4,610	4,231
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	$14,275	14,513
Japanese Government 1.50% 2014	¥720,000	8,052
Japanese Government 2.40% 2038	522,350	5,719
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	$6,500	6,578
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	5,570	5,770
Malaysian Government, Series 204, 5.094% 2014	MYR18,275	5,940
Malaysian Government, Series 409, 3.741% 2015	18,875	5,806
Province of Ontario 1.875% 2012	$10,000	10,070
Israeli Government 5.50% 2017	ILS21,600	6,211
Israeli Government 5.125% 2019	$3,250	3,372
Nordic Investment Bank, Series C, 5.00% 2017	8,000	8,664
Kingdom of Denmark 5.00% 2013	DKr39,575	7,952
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	$7,000	7,362
Swedish Government 5.00% 2020	SKr39,290	6,353
Croatian Government 6.75% 20193	$5,750	6,339
KfW 1.35% 2014	¥564,000	6,251
Russian Federation 7.50% 20304	$4,600	5,325
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	$ A6,000	5,309
Corporación Andina de Fomento 5.75% 2017	$3,000	3,062
Corporación Andina de Fomento 8.125% 2019	1,820	2,145
Asian Development Bank 2.75% 2014	4,950	5,040
Belgium (Kingdom of), Series 40, 5.50% 2017	€3,050	4,814
Spanish Government 3.30% 2014	3,395	4,739
Austrian Government 2.00% 20123	$4,500	4,562
Bank Nederlandse Gemeenten 3.75% 2014	€3,120	4,479
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	$3,850	3,976
Netherlands Government Eurobond 4.50% 2017	€2,610	3,909
El Salvador (Republic of) 7.65% 20353	$580	613
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 0.943% 20162	€1,100	588
		896,801

FINANCIALS — 7.93%
HBOS PLC 6.75% 20183	$24,415	$22,466
HBOS PLC 4.375% 20192	€965	1,144
Lloyds TSB Bank PLC 5.80% 20203	$12,585	12,302
LBG Capital No.1 PLC, Series 2, 7.875% 20206	2,500	2,262
HBOS PLC 6.00% 20333	6,015	4,572
Barclays Bank PLC 2.50% 2013	11,620	11,642
Barclays Bank PLC 3.90% 2015	7,200	7,224
Barclays Bank PLC 6.05% 20173	8,600	8,882
Barclays Bank PLC 5.125% 2020	10,000	9,879
PLD International Finance LLC 4.375% 2011	€1,950	2,705
ProLogis 7.625% 2014	$11,495	12,580
ProLogis 5.625% 2016	1,190	1,153
ProLogis 5.75% 2016	2,355	2,310
ProLogis 6.625% 2018	9,485	9,440
ProLogis 7.375% 2019	8,785	9,033
Countrywide Financial Corp. 6.25% 2010	$ A1,200	1,101
Countrywide Financial Corp., Series B, 5.80% 2012	$19,338	20,567
Bank of America Corp. 5.75% 2017	13,795	14,165
UBS AG 3.875% 2015	26,280	25,954
UBS AG 5.875% 2017	7,135	7,401
Royal Bank of Scotland Group PLC 5.00% 2014	5,465	5,235
Royal Bank of Scotland PLC 4.875% 2015	7,250	7,256
Royal Bank of Scotland Group PLC 5.05% 2015	6,753	6,401
Royal Bank of Scotland Group PLC 4.70% 2018	1,722	1,396
Royal Bank of Scotland PLC 6.934% 2018	€4,180	5,836
Royal Bank of Scotland Group PLC 6.99% (undated)2,3	$400	286
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€2,595	3,598
Westfield Group 5.40% 20123	$7,800	8,274
Westfield Group 7.50% 20143	1,265	1,417
Westfield Group 5.70% 20163	3,360	3,458
Westfield Group 7.125% 20183	8,885	9,627
UniCredito Italiano SpA 5.584% 20172,3	4,000	4,005
UniCredito Italiano SpA 6.00% 20173	19,100	19,438
HVB Funding Trust III 9.00% 20313	1,299	1,283
Morgan Stanley 6.00% 2014	2,240	2,422
Morgan Stanley, Series F, 6.00% 2015	13,420	14,391
Morgan Stanley, Series F, 5.625% 2019	6,850	6,838
Abbey National Treasury Services PLC 3.875% 20143	17,620	17,539
Sovereign Bancorp, Inc. 8.75% 2018	3,250	3,711
Santander Issuances, SA Unipersonal 6.50% 20192,3	200	210
JPMorgan Chase & Co. 3.70% 2015	15,000	15,109
JPMorgan Chase & Co. 4.891% 20152	5,300	5,334
Liberty Mutual Group Inc. 6.70% 20163	3,750	3,913
Liberty Mutual Group Inc. 6.50% 20353	3,435	3,000
Liberty Mutual Group Inc. 7.50% 20363	4,875	4,714
Liberty Mutual Group Inc., Series A, 7.80% 20872,3	2,290	2,050
Liberty Mutual Group Inc., Series C, 10.75% 20882,3	4,070	4,599
Ford Motor Credit Co. 9.75% 20102	7,000	7,169
Ford Motor Credit Co. 3.001% 20122	10,755	10,459
Simon Property Group, LP 4.20% 2015	2,430	2,439
Simon Property Group, LP 5.25% 2016	1,330	1,320
Simon Property Group, LP 6.10% 2016	325	343
Simon Property Group, LP 5.875% 2017	2,560	2,649
Simon Property Group, LP 6.125% 2018	2,835	2,938
Simon Property Group, LP 10.35% 2019	5,580	7,027
CIT Group Inc., Term Loan 2A, 9.50% 20122,4,7	1,800	1,847
CIT Group Inc., Term Loan, 13.00% 20122,4,7	4,500	4,670
CIT Group Inc., Series A, 7.00% 2013	526	515
CIT Group Inc., Series A, 7.00% 2014	1,993	1,889
CIT Group Inc., Series A, 7.00% 2015	7,265	6,793
CIT Group Inc., Series A, 7.00% 2016	1,000	925
PNC Funding Corp. 0.449% 20142	5,000	4,807
PNC Funding Corp. 5.125% 2020	9,550	9,639
Allied Irish Banks, PLC 12.50% 2019	€8,800	14,069
Korea Development Bank 5.30% 2013	$5,500	5,760
Korea Development Bank 8.00% 2014	6,750	7,745
Kimco Realty Corp. 6.00% 2012	500	538
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,082
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,856
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,119
Kimco Realty Corp. 5.70% 2017	3,000	3,013
Kimco Realty Corp. 6.875% 2019	3,500	3,694
MetLife Capital Trust IV 7.875% 20672,3	2,505	2,580
MetLife Capital Trust X 9.25% 20682,3	9,300	10,556
HSBC Finance Corp. 0.501% 20142	1,750	1,683
HSBC Finance Corp. 0.682% 20162	8,900	8,450
HSBC Holdings PLC 6.50% 2037	2,000	2,080
Wells Fargo & Co. 3.625% 2015	2,250	2,235
Wells Fargo & Co. 5.625% 2017	8,750	9,297
CNA Financial Corp. 5.85% 2014	625	637
CNA Financial Corp. 6.50% 2016	5,540	5,684
CNA Financial Corp. 7.35% 2019	1,800	1,884
CNA Financial Corp. 7.25% 2023	3,000	2,994
Goldman Sachs Group, Inc. 6.15% 2018	9,525	10,094
Société Générale 5.75% 20163	9,150	9,726
Resona Bank, Ltd. 3.75% 20152	€1,015	1,374
Resona Bank, Ltd. 5.85% (undated)2,3	$8,060	7,617
Rouse Co. 3.625% 20098	1,140	1,183
Rouse Co. 7.20% 20128	2,360	2,717
Rouse Co. 6.75% 20133,8	4,500	5,018
Hospitality Properties Trust 5.125% 2015	765	741
Hospitality Properties Trust 6.30% 2016	300	296
Hospitality Properties Trust 5.625% 2017	3,835	3,583
Hospitality Properties Trust 6.70% 2018	3,530	3,491
International Lease Finance Corp., Series Q, 5.45% 2011	600	601
International Lease Finance Corp., Series Q, 5.75% 2011	900	905
International Lease Finance Corp. 5.00% 2012	600	577
International Lease Finance Corp., Series R, 5.30% 2012	595	578
International Lease Finance Corp., Series R, 5.35% 2012	1,245	1,220
International Lease Finance Corp., Series R, 5.40% 2012	4,060	3,997
Standard Chartered Bank 6.40% 20173	7,290	7,730
Prudential Holdings, LLC, Series C, 8.695% 20233,4	1,250	1,443
Prudential Financial, Inc. 8.875% 20682	5,520	6,244
SLM Corp., Series A, 0.479% 20112	1,210	1,151
SLM Corp., Series A, 5.45% 2011	5,906	6,012
GMAC LLC 6.625% 2012	3,166	3,229
GMAC LLC 7.00% 2012	2,779	2,855
GMAC LLC 6.75% 2014	921	926
Zions Bancorporation 5.65% 2014	5,000	4,575
Zions Bancorporation 6.00% 2015	1,990	1,833
UDR, Inc. 5.00% 2012	1,000	1,020
UDR, Inc., Series A, 5.25% 2015	5,400	5,385
Citigroup Inc. 6.01% 2015	6,000	6,310
BNP Paribas 3.25% 2015	6,150	6,131
New York Life Global Funding 4.65% 20133	5,700	6,107
AXA SA 8.60% 2030	1,325	1,611
AXA SA 6.463% (undated)2,3	5,000	4,400
Catlin Insurance Ltd. 7.249% (undated)2,3	6,500	5,785
Developers Diversified Realty Corp. 9.625% 2016	4,020	4,502
Developers Diversified Realty Corp. 7.50% 2017	490	496
Westpac Banking Corp. 4.875% 2019	4,630	4,608
HSBK (Europe) BV 7.25% 20173	4,450	4,428
American Express Co. 6.15% 2017	4,000	4,324
Realogy Corp., Letter of Credit, 3.231% 20132,4,7	756	669
Realogy Corp., Term Loan B, 3.251% 20132,4,7	2,808	2,487
Realogy Corp., Term Loan DD, 3.251% 20132,4,7	894	792
RSA Insurance Group PLC 9.375% 20392	£1,275	2,360
RSA Insurance Group PLC 8.50% (undated)2	760	1,240
Chubb Corp. 6.375% 20672	$3,505	3,562
Lincoln National Corp. 5.65% 2012	3,250	3,452
UnumProvident Finance Co. PLC 6.85% 20153	1,500	1,595
Unum Group 7.125% 2016	1,500	1,633
Nationwide Mutual Insurance Co. 5.81% 20242,3	3,125	2,680
Nationwide Mutual Insurance Co. 7.875% 20333	515	503
Northern Trust Corp. 4.625% 2014	2,825	3,007
Lazard Group LLC 7.125% 2015	2,765	2,906
Fifth Third Capital Trust IV 6.50% 20672	3,250	2,763
ACE INA Holdings Inc. 5.875% 2014	1,080	1,187
ACE INA Holdings Inc. 6.70% 2036	1,155	1,300
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,248
ERP Operating LP 6.625% 2012	$2,000	2,163
Monumental Global Funding III 5.25% 20143	2,000	2,129
Host Marriott, LP, Series K, 7.125% 2013	575	588
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	1,425	1,436
Loews Corp. 6.00% 2035	1,800	1,734
Lehman Brothers Holdings Inc., Series I, 6.875% 20188	6,760	1,631
Allstate Corp., Series B, 6.125% 20672	1,385	1,319
Banco Santander-Chile 5.375% 20143	1,165	1,227
ZFS Finance (USA) Trust V 6.50% 20672,3	1,235	1,179
Assurant, Inc. 5.625% 2014	765	795
Development Bank of Singapore Ltd. 7.125% 20113	200	212
		696,127

CONSUMER DISCRETIONARY — 3.52%
Tele-Communications, Inc. 9.80% 2012	2,000	2,270
Comcast Corp. 5.30% 2014	1,000	1,076
Comcast Corp. 5.85% 2015	7,275	7,981
Comcast Corp. 6.30% 2017	3,380	3,730
Comcast Corp. 5.70% 2018	3,250	3,452
Comcast Corp. 5.875% 2018	7,465	7,991
Comcast Corp. 6.95% 2037	630	684
Comcast Corp. 6.40% 2038	7,140	7,269
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20123	6,200	6,618
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,425	4,558
Charter Communications Operating, LLC, Term Loan B, 2.30% 20142,4,7	8,856	8,639
Charter Communications Operating, LLC, Term Loan B, 2.30% 20142,4,7	1,091	1,053
Charter Communications Operating, LLC, Term Loan B, 7.25% 20142,4,7	4,913	5,048
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20143	3,000	3,371
Time Warner Cable Inc. 5.40% 2012	5,000	5,370
Time Warner Cable Inc. 7.50% 2014	1,185	1,369
Time Warner Cable Inc. 8.25% 2014	11,925	14,005
Time Warner Cable Inc. 6.75% 2018	2,650	2,966
Time Warner Cable Inc. 8.25% 2019	3,495	4,236
AOL Time Warner Inc. 6.875% 2012	6,250	6,878
AOL Time Warner Inc. 7.625% 2031	10,635	12,180
Time Warner Inc. 6.50% 2036	4,660	4,802
Univision Communications, Inc., First Lien Term Loan B, 2.54% 20142,4,7	5,420	4,847
Univision Communications Inc. 10.50% 20152,3,9	16,921	14,679
News America Holdings Inc. 9.25% 2013	2,500	2,939
News America Inc. 6.90% 2019	6,125	6,973
News America Inc. 6.15% 2037	1,000	989
News America Inc. 6.65% 2037	4,400	4,642
Virgin Media Finance PLC 8.75% 2014	946	973
Virgin Media Finance PLC 8.75% 2014	€210	294
Virgin Media Finance PLC 9.75% 2014	£147	234
Virgin Media Finance PLC, Series 1, 9.50% 2016	$1,525	1,674
Virgin Media Inc. 6.50% 20183	2,750	2,771
Virgin Media Finance PLC 8.375% 20193	6,825	7,047
MGM MIRAGE 6.75% 2012	4,000	3,800
MGM MIRAGE 6.75% 2013	1,250	1,137
MGM MIRAGE 13.00% 2013	3,125	3,656
MGM MIRAGE 5.875% 2014	3,200	2,712
MGM MIRAGE 7.50% 2016	1,000	837
Toys “R” Us, Inc. 7.625% 2011	6,665	6,932
Toys “R” Us-Delaware, Inc., Term Loan B, 4.496% 20122,4,7	2,000	2,009
Toys “R” Us, Inc. 8.50% 20173	800	834
Toys “R” Us, Inc. 10.75% 20173	500	560
Michaels Stores, Inc., Term Loan B1, 2.563% 20132,4,7	1,549	1,477
Michaels Stores, Inc. 10.00% 2014	6,450	6,837
Michaels Stores, Inc., Term Loan B2, 4.813% 20162,4,7	525	513
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20142,4,7	6,241	5,961
Allison Transmission Holdings, Inc. 11.00% 20153	1,225	1,311
Allison Transmission Holdings, Inc. 11.25% 20152,3,9	1,140	1,223
Nordstrom, Inc. 6.75% 2014	6,255	7,030
Edcon (Proprietary) Ltd. 3.90% 20142	€6,000	6,272
Neiman Marcus Group, Inc. 9.00% 20152,9	$4,992	5,117
Neiman Marcus Group, Inc. 10.375% 2015	550	571
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,323
Cinemark USA, Inc., Term Loan, 3.51% 20162,4,7	820	819
Cinemark USA, Inc. 8.625% 2019	4,000	4,235
AMC Entertainment Inc. 8.00% 2014	675	683
AMC Entertainment Inc. 8.75% 2019	3,750	3,956
Macy’s Retail Holdings, Inc. 8.875% 20152	3,610	4,097
Federated Retail Holdings, Inc. 5.90% 2016	250	251
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,390
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,795
FCE Bank PLC 7.125% 2013	€3,000	4,181
DaimlerChrysler North America Holding Corp. 8.00% 2010	$1,500	1,520
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,330	2,452
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	1,074
CSC Holdings, Inc. 8.50% 20153	600	639
CSC Holdings, Inc. 8.625% 20193	2,050	2,252
Cox Communications, Inc. 5.45% 2014	3,500	3,787
KB Home 6.25% 2015	3,735	3,604
Target Corp. 6.00% 2018	3,000	3,364
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,200	3,208
UPC Germany GmbH 8.125% 20173	900	933
UPC Germany GmbH 9.625% 2019	€400	568
Liberty Media Corp. 8.25% 2030	$1,700	1,592
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,796
Kabel Deutschland GmbH 10.625% 2014	2,625	2,766
Staples, Inc. 9.75% 2014	2,250	2,730
Vidéotron Ltée 6.875% 2014	1,625	1,657
Vidéotron Ltée 6.375% 2015	1,000	1,013
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	2,574
Clear Channel Worldwide, Series B, 9.25% 20173	2,125	2,231
Boyd Gaming Corp. 7.75% 2012	1,350	1,353
Boyd Gaming Corp. 6.75% 2014	1,000	878
Seminole Tribe of Florida 5.798% 20133,4	980	971
Seminole Tribe of Florida 7.804% 20203,4	1,170	1,092
Tenneco Automotive Inc. 8.625% 2014	2,000	2,040
Mediacom LLC and Mediacom Capital Corp. 9.125% 20193	1,850	1,917
MDC Holdings, Inc. 5.50% 2013	1,750	1,806
Regal Cinemas Corp., Series B, 9.375% 2012	1,000	1,013
Regal Cinemas Corp. 8.625% 2019	625	661
Quebecor Media Inc. 7.75% 2016	1,575	1,603
Radio One, Inc. 6.375% 2013	1,650	1,363
American Media Operations, Inc. 14.00% 20132,3,9	1,903	1,249
Dollar General Corp. 11.875% 20172,9	790	924
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	673
Young Broadcasting Inc. 10.00% 20118	2,716	19
		308,449

INDUSTRIALS — 3.46%
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 20114	91	92
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20124	8,627	8,848
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 20124	1,000	1,022
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20144	9,300	9,323
Northwest Airlines, Inc., Term Loan A, 2.05% 20182,4,7	8,412	6,898
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20244	1,298	1,214
Burlington Northern Santa Fe Corp. 7.00% 2014	6,480	7,417
Burlington Northern Santa Fe Corp. 5.65% 2017	5,500	5,904
Burlington Northern Santa Fe Corp. 5.75% 2018	1,505	1,614
Burlington Northern Santa Fe Corp. 4.70% 2019	7,480	7,421
BNSF Funding Trust I 6.613% 20552	1,680	1,636
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20114	1,000	1,019
Continental Airlines, Inc. 8.75% 2011	2,000	2,005
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20124	3,570	3,601
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20184	118	112
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20184	764	734
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20194	1,545	1,554
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	2,866	2,901
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	741	749
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20214	2,348	2,242
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	536	516
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20224	1,325	1,219
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	2,439	2,467
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20224	2,273	2,283
Nielsen Finance LLC, Term Loan A, 2.229% 20132,4,7	2,526	2,427
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	8,800	9,262
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	3,000	3,405
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 201610	4,200	4,011
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	710	806
Volvo Treasury AB 5.95% 20153	15,600	15,913
Volvo Treasury AB 5.00% 2017	€1,090	1,473
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20124	$1,310	1,323
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20124	683	685
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20124	1,850	1,859
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20134	8,535	8,782
AMR Corp. 9.00% 2016	1,500	1,324
AMR Corp. 10.20% 2020	1,345	1,136
AMR Corp. 10.00% 2021	1,200	972
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.00% 20142,4,7	4,316	4,096
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.04% 20142,4,7	4,201	3,987
DAE Aviation Holdings, Inc. 11.25% 20153	8,255	7,760
Lockheed Martin Corp. 4.25% 2019	16,250	15,742
Norfolk Southern Corp. 5.75% 2016	5,270	5,834
Norfolk Southern Corp. 7.05% 2037	7,210	8,376
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,599
Koninklijke Philips Electronics NV 6.875% 2038	7,150	8,107
United Technologies Corp. 4.50% 2020	8,215	8,269
TransDigm Inc. 7.75% 20143	8,000	8,220
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	7,325	7,453
Union Pacific Corp. 5.125% 2014	2,300	2,465
Union Pacific Corp. 5.75% 2017	1,080	1,159
Union Pacific Corp. 5.70% 2018	3,265	3,442
Canadian National Railway Co. 4.95% 2014	1,430	1,555
Canadian National Railway Co. 5.55% 2018	5,000	5,386
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20064,5,8	230	—
United Air Lines, Inc., Term Loan B, 2.25% 20142,4,7	4,108	3,586
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20244	3,531	3,320
Ashtead Group PLC 8.625% 20153	1,000	1,005
Ashtead Capital, Inc. 9.00% 20163	5,660	5,759
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,4	908	951
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,4	1,275	1,341
BAE Systems Holdings Inc. 6.375% 20193	3,860	4,200
Northrop Grumman Corp. 5.05% 2019	6,180	6,359
CSX Corp. 6.25% 2015	5,000	5,598
ARAMARK Corp., Term Loan B, 2.165% 20142,4,7	1,063	1,044
ARAMARK Corp., Letter of Credit, 2.276% 20142,4,7	70	69
ARAMARK Corp. 3.749% 20152	200	187
ARAMARK Corp. 8.50% 2015	2,175	2,235
ARAMARK Corp., Letter of Credit, 3.392% 20162,4,7	126	126
ARAMARK Corp., Term Loan B, 3.54% 20162,4,7	1,915	1,921
Raytheon Co. 4.40% 2020	5,525	5,456
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.19% 20142,4,7	312	263
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.29% 20142,4,7	5,411	4,567
Kansas City Southern Railway Co. 8.00% 2015	4,500	4,697
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	3,396
Atrium Companies, Inc., Term Loan B, 11.75% 20122,4,7,9	3,243	2,986
US Investigations Services, Inc. 11.75% 20163	3,010	2,694
John Deere Capital Corp. 5.40% 2011	2,000	2,131
John Deere Capital Corp., Series D, 4.50% 2013	500	534
Navistar International Corp. 8.25% 2021	2,500	2,562
Atlas Copco AB 5.60% 20173	2,340	2,429
B/E Aerospace 8.50% 2018	2,185	2,338
RailAmerica, Inc. 9.25% 2017	2,125	2,276
Allied Waste North America, Inc. 6.875% 2017	2,000	2,183
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,820
Waste Management, Inc. 7.375% 2010	650	664
WMX Technologies, Inc. 7.10% 2026	500	546
Hutchison Whampoa International Ltd. 6.50% 20133	972	1,071
General Electric Capital Corp., Series A, 0.519% 20182	1,000	864
		303,797

TELECOMMUNICATION SERVICES — 2.51%
Verizon Communications Inc. 3.75% 2011	$7,040	$7,261
Verizon Communications Inc. 7.375% 2013	5,000	5,788
Verizon Communications Inc. 5.55% 2014	2,900	3,172
Verizon Communications Inc. 5.50% 2017	3,450	3,685
Verizon Communications Inc. 8.50% 2018	7,250	9,060
Verizon Communications Inc. 8.75% 2018	8,750	10,994
Olivetti Finance NV 7.25% 2012	€905	1,345
Telecom Italia Capital SA 4.95% 2014	$6,450	6,623
Telecom Italia Capital SA 5.25% 2015	4,000	4,101
Telecom Italia Capital SA 6.999% 2018	9,250	10,020
Telecom Italia Capital SA 7.175% 2019	6,000	6,489
Telecom Italia SpA 7.75% 2033	€1,350	2,172
Telecom Italia Capital SA 7.20% 2036	$350	354
Telecom Italia Capital SA 7.721% 2038	3,040	3,271
AT&T Inc. 7.30% 20112	1,850	2,023
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,012
AT&T Inc. 6.70% 2013	4,000	4,568
SBC Communications Inc. 5.10% 2014	2,700	2,924
AT&T Inc. 5.50% 2018	10,000	10,633
SBC Communications Inc. 6.45% 2034	2,130	2,179
AT&T Inc. 6.40% 2038	2,300	2,373
Nextel Communications, Inc., Series E, 6.875% 2013	9,900	9,702
Nextel Communications, Inc., Series F, 5.95% 2014	195	183
Nextel Communications, Inc., Series D, 7.375% 2015	8,580	8,194
France Télécom 7.75% 20112	1,000	1,062
France Télécom 4.375% 2014	5,520	5,824
France Télécom 5.375% 2019	3,830	4,049
American Tower Corp. 4.625% 2015	6,475	6,666
American Tower Corp. 7.00% 2017	2,650	2,975
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,258
Telefónica Emisiones, SAU 4.949% 2015	3,790	4,006
Cricket Communications, Inc. 9.375% 2014	8,580	8,773
MetroPCS Wireless, Inc. 9.25% 2014	4,400	4,499
MetroPCS Wireless, Inc. 9.25% 2014	3,575	3,673
Vodafone Group PLC 5.625% 2017	6,500	6,966
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,740
Windstream Corp. 8.625% 2016	4,800	4,932
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,528
Deutsche Telekom International Finance BV 6.75% 2018	4,000	4,489
Singapore Telecommunications Ltd. 6.375% 20113	5,000	5,394
Wind Acquisition SA 11.75% 20173	4,550	5,051
Sorenson Communications 10.50% 20153	4,600	4,462
New Communications Holdings 7.875% 20153	1,175	1,213
New Communications Holdings 8.25% 20173	2,750	2,812
SBA Telecommunications, Inc. 8.00% 20163	3,300	3,490
Clearwire Communications LLC/Finance 12.00% 20153	3,250	3,331
Rogers Wireless Inc. 7.25% 2012	2,500	2,835
Crown Castle International Corp. 9.00% 2015	700	760
Crown Castle International Corp. 7.75% 20173	750	821
Crown Castle International Corp. 7.125% 2019	1,000	1,018
Intelsat, Ltd. 8.875% 2015	1,500	1,556
Qwest Corp. 8.875% 2012	1,250	1,375
Hawaiian Telcom Communications, Inc. 8.765% 20132,8	2,195	71
Hawaiian Telcom Communications, Inc. 9.75% 20138	2,870	93
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20158	1,125	—
		219,848

UTILITIES — 2.42%
National Rural Utilities Cooperative Finance Corp. 2.625% 2012	$5,400	$5,513
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	10,000	10,958
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	300	306
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	2,500	2,645
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,500	4,662
Ohio Edison Co. 6.40% 2016	7,750	8,521
Cleveland Electric Illuminating Co. 8.875% 2018	5,000	6,219
Jersey Central Power & Light Co. 7.35% 2019	4,500	5,219
Ohio Edison Co. 6.875% 2036	2,300	2,487
Edison Mission Energy 7.75% 2016	6,000	4,410
Midwest Generation, LLC, Series B, 8.56% 20164	3,488	3,571
Edison Mission Energy 7.00% 2017	4,050	2,845
Edison Mission Energy 7.20% 2019	5,250	3,649
Edison Mission Energy 7.625% 2027	4,500	2,903
Enel Finance International 3.875% 20143	15,455	15,672
ENEL SpA 5.625% 2027	€1,130	1,685
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	$4,000	4,268
Consumers Energy Co. 5.65% 2018	940	991
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,150	9,962
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,336
MidAmerican Energy Co. 5.30% 2018	4,000	4,174
MidAmerican Energy Holdings Co. 5.75% 2018	6,500	6,880
AES Corp. 9.375% 2010	4,769	4,924
AES Corp. 8.75% 20133	4,358	4,445
AES Corp. 8.00% 2020	2,000	2,003
Progress Energy, Inc. 7.05% 2019	10,000	11,303
Veolia Environnement 5.25% 2013	2,070	2,224
Veolia Environnement 6.00% 2018	4,000	4,286
Veolia Environnement 6.125% 2033	€2,740	4,227
E.ON International Finance BV 5.80% 20183	$9,740	10,549
Electricité de France SA 6.50% 20193	9,000	10,116
NRG Energy, Inc. 7.25% 2014	725	732
NRG Energy, Inc. 7.375% 2016	8,675	8,632
Iberdrola Finance Ireland 3.80% 20143	7,215	7,263
Scottish Power PLC 5.375% 2015	1,230	1,309
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.729% 20142,4,7	3,930	3,238
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	6,475	4,532
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	550	385
Israel Electric Corp. Ltd. 7.70% 20183	500	554
Israel Electric Corp. 7.25% 2019	5,250	5,711
Niagara Mohawk Power 3.553% 20143	2,625	2,638
National Grid PLC 6.30% 2016	2,315	2,577
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,079
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,575
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,599
PG&E Corp. 5.75% 2014	2,000	2,187
Intergen Power 9.00% 20173	1,000	1,035
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	109
		212,108

HEALTH CARE — 1.94%
Roche Holdings Inc. 5.00% 20143	6,250	6,770
Roche Holdings Inc. 6.00% 20193	23,070	25,593
Schering-Plough Corp. 5.375% 2014	€3,955	5,944
Schering-Plough Corp. 6.00% 2017	$9,990	11,259
Merck & Co., Inc. 5.00% 2019	1,900	1,990
Novartis Capital Corp. 1.90% 2013	10,000	10,002
Novartis Securities Investment Ltd. 5.125% 2019	4,270	4,534
Abbott Laboratories 5.125% 2019	6,020	6,353
Abbott Laboratories 6.00% 2039	1,980	2,103
Biogen Idec Inc. 6.00% 2013	7,750	8,387
VWR Funding, Inc. 10.25% 20152,9	7,732	8,234
Express Scripts Inc. 5.25% 2012	5,460	5,825
Express Scripts Inc. 6.25% 2014	2,020	2,240
HCA Inc., Term Loan B1, 2.54% 20132,4,7	2,706	2,643
HCA Inc. 9.125% 2014	580	614
HCA Inc. 9.25% 2016	680	725
HCA Inc. 9.625% 20162,9	715	768
HCA Inc. 8.50% 20193	1,405	1,518
HCA Inc. 7.875% 20203	1,260	1,322
PTS Acquisition Corp. 10.25% 20152,9	7,669	7,573
Hospira, Inc. 6.40% 2015	4,081	4,531
Hospira, Inc. 6.05% 2017	2,810	3,022
Boston Scientific Corp. 4.50% 2015	1,200	1,151
Boston Scientific Corp. 6.00% 2020	6,390	6,048
Boston Scientific Corp. 7.375% 2040	161	153
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,438
AstraZeneca PLC 5.40% 2012	4,500	4,917
Elan Finance PLC and Elan Finance Corp. 4.377% 20132	2,440	2,208
Elan Finance PLC and Elan Finance Corp. 8.75% 20163	2,600	2,587
Pfizer Inc. 6.20% 2019	3,930	4,447
Quintiles Transnational 9.50% 20142,3,9	4,210	4,305
Cardinal Health, Inc. 4.00% 2015	2,715	2,736
Cardinal Health, Inc. 5.80% 2016	1,235	1,303
HealthSouth Corp. 10.75% 2016	3,715	4,035
WellPoint, Inc. 5.25% 2016	3,625	3,826
Tenet Healthcare Corp. 7.375% 2013	1,000	1,015
Tenet Healthcare Corp. 9.00% 20153	350	379
Tenet Healthcare Corp. 9.25% 2015	1,245	1,312
Surgical Care Affiliates, Inc. 10.00% 20173	2,500	2,500
		170,310

ENERGY — 1.90%
Kinder Morgan Energy Partners LP 6.00% 2017	380	409
Kinder Morgan Energy Partners LP 9.00% 2019	1,320	1,650
Kinder Morgan Energy Partners LP 6.85% 2020	15,780	17,735
Kinder Morgan Energy Partners LP 6.50% 2037	900	925
Kinder Morgan Energy Partners LP 6.95% 2038	7,000	7,607
TransCanada PipeLines Ltd. 6.50% 2018	10,900	12,373
TransCanada PipeLines Ltd. 6.35% 20672	13,395	12,763
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	8,798
Enbridge Energy Partners, LP 9.875% 2019	11,250	14,642
Chevron Corp. 4.95% 2019	12,230	12,947
Rockies Express Pipeline LLC 6.25% 20133	5,000	5,444
Rockies Express Pipeline LLC 6.85% 20183	4,300	4,680
StatoilHydro ASA 2.90% 2014	3,110	3,113
StatoilHydro ASA 5.25% 2019	6,130	6,413
Sunoco, Inc. 9.625% 2015	5,750	6,924
Sunoco, Inc. 5.75% 2017	2,000	1,991
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 20153	2,950	2,948
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 20203	5,200	5,221
Petrobras International 5.75% 2020	4,800	4,941
Petrobras International 6.875% 2040	2,240	2,323
Williams Companies, Inc. 6.375% 20103	1,000	1,019
Williams Companies, Inc. 7.875% 2021	3,403	4,015
Williams Companies, Inc. 8.75% 2032	1,777	2,171
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20144	540	593
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20143,4	288	316
Ras Laffan Liquefied Natural Gas III 5.832% 20164	2,000	2,140
Ras Laffan Liquefied Natural Gas II 5.298% 20203,4	2,500	2,577
Ras Laffan Liquefied Natural Gas II 5.298% 20204	1,095	1,129
Shell International Finance BV 4.00% 2014	4,860	5,119
Devon Energy Corp. 6.30% 2019	3,610	4,036
Husky Energy Inc. 7.25% 2019	2,090	2,425
Gaz Capital SA 7.288% 20373	2,000	2,012
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20143,4	1,608	1,723
Petroleum Export Ltd., Class A-3, 5.265% 20113,4	1,644	1,626
Qatar Petroleum 5.579% 20113,4	1,334	1,371
Petroplus Finance Ltd. 9.375% 20193	950	869
		166,988

CONSUMER STAPLES — 1.54%
Anheuser-Busch InBev NV 7.20% 20143	5,000	5,733
Anheuser-Busch InBev NV 3.625% 20153	5,050	5,103
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,300
Anheuser-Busch InBev NV 6.875% 20193	3,320	3,819
Anheuser-Busch InBev NV 7.75% 20193	10,315	12,289
Anheuser-Busch InBev NV 5.375% 2020	4,500	4,651
CVS Caremark Corp. 6.60% 2019	6,300	7,056
CVS Caremark Corp. 6.943% 20304	7,236	7,693
Kroger Co. 5.00% 2013	4,500	4,795
Kroger Co. 7.50% 2014	5,650	6,529
Kroger Co. 6.40% 2017	1,880	2,093
Tesco PLC 5.50% 20173	10,035	10,770
Tesco PLC 5.50% 2033	£330	495
Wal-Mart Stores, Inc. 5.375% 2017	$2,605	2,860
Wal-Mart Stores, Inc. 5.80% 2018	7,395	8,266
British American Tobacco International Finance PLC 9.50% 20183	8,137	10,554
Altria Group, Inc. 9.70% 2018	5,000	6,158
Stater Bros. Holdings Inc. 8.125% 2012	4,550	4,596
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,446
Kraft Foods Inc. 2.625% 2013	5,110	5,152
SUPERVALU INC. 7.50% 2012	585	626
Albertson’s, Inc. 7.25% 2013	1,790	1,888
SUPERVALU INC. 8.00% 2016	1,950	1,984
Constellation Brands, Inc. 7.25% 2017	4,000	4,120
Tyson Foods, Inc. 7.85% 20162	3,355	3,623
Safeway Inc. 6.25% 2014	1,420	1,580
Diageo Capital PLC 5.75% 2017	1,000	1,085
		135,264

INFORMATION TECHNOLOGY — 1.39%
NXP BV and NXP Funding LLC 3.001% 20132	8,025	7,554
NXP BV and NXP Funding LLC 3.434% 20132	€1,100	1,377
NXP BV and NXP Funding LLC 10.00% 20136	$8,398	8,986
NXP BV and NXP Funding LLC 7.875% 2014	15,595	15,283
Sanmina-SCI Corp. 6.75% 2013	2,725	2,739
Sanmina-SCI Corp. 3.007% 20142,3	2,275	2,161
Sanmina-SCI Corp. 8.125% 2016	11,525	11,655
Freescale Semiconductor, Inc. 9.875% 20142,9	2,549	2,460
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20144,7	7,226	7,458
Freescale Semiconductor, Inc., Term Loan, 4.479% 20162,4,7	1,014	955
Freescale Semiconductor, Inc. 10.125% 2016	774	689
Freescale Semiconductor, Inc. 10.125% 20183	3,375	3,649
First Data Corp., Term Loan B2, 3.032% 20142,4,7	5,867	5,201
First Data Corp. 9.875% 2015	6,475	5,617
First Data Corp. 10.55% 20159	175	149
Jabil Circuit, Inc. 8.25% 2018	8,300	9,005
SunGard Data Systems Inc. 9.125% 2013	7,500	7,725
Western Union Co. 5.93% 2016	6,000	6,644
Advanced Micro Devices, Inc. 8.125% 20173	6,175	6,391
Oracle Corp. 6.50% 2038	5,000	5,538
National Semiconductor Corp. 6.15% 2012	4,500	4,869
KLA-Tencor Corp. 6.90% 2018	3,750	4,074
Electronic Data Systems Corp., Series B, 6.00% 20132	1,500	1,679
		121,858

MATERIALS — 0.83%
Dow Chemical Co. 8.55% 2019	6,070	7,355
Dow Chemical Co. 9.40% 2039	5,975	8,033
Rio Tinto Finance (USA) Ltd. 6.50% 2018	4,000	4,510
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	4,859
International Paper Co. 7.40% 2014	500	567
International Paper Co. 7.95% 2018	4,285	5,014
International Paper Co. 7.50% 2021	2,835	3,228
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	675	736
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	5,725	6,378
Ball Corp. 7.125% 2016	2,705	2,888
Ball Corp. 7.375% 2019	2,000	2,117
Ball Corp. 6.75% 2020	1,465	1,498
Nalco Co. 8.25% 20173	5,000	5,338
Teck Resources Ltd. 9.75% 2014	4,000	4,760
Owens-Brockway Glass Container Inc. 8.25% 2013	1,090	1,109
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,742
Owens-Brockway Glass Container Inc. 6.75% 2014	$1,600	1,640
Reynolds Group 7.75% 20163	3,425	3,536
CRH Finance BV 7.375% 20142	€2,000	3,110
Rockwood Specialties Group, Inc. 7.625% 2014	1,500	2,081
LBI Escrow Corp 8.00% 20173	$1,530	1,589
Graphic Packaging International, Inc. 9.50% 2017	875	938
		73,026

ASSET-BACKED OBLIGATIONS4 — 0.41%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	3,349	3,365
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,614	1,618
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	1,511	1,525
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	1,169	1,180
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,164	2,214
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	4,785	4,847
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 0.36% 20122	4,000	3,994
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,166	3,224
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,830
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20143	2,445	2,496
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20133	1,912	1,952
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,627
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.37% 20372	1,531	1,188
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	890	901
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20123	833	850
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20372	1,500	822
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	759	759
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	669	674
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20173	205	185
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.346% 20372	1,698	92
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	69	69
		36,412

MUNICIPALS — 0.06%
State of California, Various Purpose General Obligation Bonds, 7.50% 2034	2,040	2,114
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	1,625	1,729
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	1,104	947
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	51	51
		4,841

Total bonds, notes & other debt instruments (cost: $7,997,536,000)		8,161,250

Preferred stocks — 0.96%	Shares

FINANCIALS — 0.96%
SMFG Preferred Capital USD 3 Ltd. 9.50%2,3	13,129,000	14,901
SMFG Preferred Capital GBP 2 Ltd. 10.231%2	1,400,000	2,458
Bank of America Corp., Series K, 8.00% noncumulative2	5,500,000	5,620
Bank of America Corp., Series V, 7.00%	250,000	5,612
Barclays Bank PLC 7.434%2,3	5,000,000	5,000
Barclays Bank PLC 6.86%2,3	2,000,000	1,780
Wells Fargo & Co., Series K, 7.98%2	5,500,000	5,775
Wachovia Capital Trust III 5.80%2	800,000	686
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative2	7,750,000	6,319
Lloyds Banking Group PLC 6.413%2,3	5,260,000	3,143
Lloyds Banking Group PLC 6.657% preference shares2,3	5,240,000	3,131
Société Générale 5.922%2,3	6,630,000	5,733
PNC Preferred Funding Trust III 8.70%2,3	4,100,000	4,309
PNC Preferred Funding Trust I 6.517%2,3	1,200,000	1,010
RBS Capital Trust II 6.425% noncumulative trust2	6,200,000	3,999
AXA SA, Series B, 6.379%2,3	3,360,000	2,957
ING Capital Funding Trust III 8.439% noncumulative2	2,700,000	2,565
BNP Paribas 7.195%2,3	1,300,000	1,268
BNP Paribas Capital Trust 9.003% noncumulative trust2,3	850,000	872
Fannie Mae, Series O, 0%2,3,11	960,808	1,681
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities3	65,000	1,625
Resona Preferred Global Securities (Cayman) Ltd. 7.191%2,3	1,502,000	1,409
QBE Capital Funding II LP 6.797%2,3	1,415,000	1,266
Banco Bilbao Vizcaya Argentaria, SA, 5.919%2	1,465,000	1,222
Freddie Mac, Series Z, 8.375%11	210,000	282

Total preferred stocks (cost: $89,106,000)		84,623

Common stocks — 0.07%

MATERIALS — 0.06%
Georgia Gulf Corp.11	252,076	4,661

CONSUMER DISCRETIONARY — 0.00%
Adelphia Recovery Trust, Series ACC-111	2,409,545	84
Adelphia Recovery Trust, Series ACC-6B5,11	500,000	2
American Media Operations, Inc.3,5,11	32,601	—
		86

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.11	1,134	1

HEALTH CARE — 0.00%
Clarent Hospital Corp. Liquidating Trust5,11	16,114	1

MISCELLANEOUS — 0.01%
Other common stocks in initial period of acquisition		1,176

Total common stocks (cost: $6,409,000)		5,925

	Principal amount
Short-term securities — 9.49%	(000)

U.S. Treasury Bills 0.105%–0.325% due 4/22–9/23/2010	$156,900	156,835
Fannie Mae 0.185%–0.43% due 7/21–12/3/2010	105,000	104,846
Freddie Mac 0.14%–0.24% due 4/19–7/23/2010	99,213	99,191
Federal Home Loan Bank 0.05%–0.125% due 4/21–4/27/2010	75,100	75,095
Jupiter Securitization Co., LLC 0.16% due 4/9–4/20/20103	55,000	54,994
Paccar Financial Corp. 0.17%–0.23% due 5/13–6/21/2010	50,400	50,377
Johnson & Johnson 0.20% due 6/21/20103	50,000	49,983
Straight-A Funding LLC 0.17%–0.22% due 4/26–6/9/20103	44,100	44,091
Coca-Cola Co. 0.22% due 5/12–5/13/20103	41,850	41,843
Merck & Co. Inc. 0.19%–0.20% due 5/24–6/11/20103	37,700	37,689
Abbott Laboratories 0.13%–0.17% due 4/19–5/18/20103	29,600	29,596
Walt Disney Co. 0.14% due 4/1/20103	25,000	25,000
Microsoft Corp. 0.16% due 4/14/20103	23,100	23,099
Federal Farm Credit Banks 0.20% due 6/15/2010	12,000	11,996
Medtronic Inc. 0.13% due 4/5/20103	10,000	10,000
PepsiCo Inc. 0.13% due 4/26/20103	9,200	9,199
Procter & Gamble International Funding S.C.A. 0.12% due 4/9/20103	8,700	8,700

Total short-term securities (cost: $832,462,000)		832,534

Total investment securities (cost: $8,925,513,000)		9,084,332
Other assets less liabilities		(309,894)

Net assets		$8,774,438

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Index-linked bond whose principal amount moves with a government retail price index.
2Coupon rate may change periodically.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,165,306,000, which represented 13.28% of the net assets of the fund.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $446,000, which represented less than .01% of the net assets of the fund.
6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$6,796	$8,986	.10%
LBG Capital No.1 PLC, Series 2, 7.875% 2020	12/10/2009	2,106	2,262	.03

Total restricted securities		$8,902	$11,248	.13%

7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $92,296,000, which represented 1.05% of the net assets of the fund.

8Scheduled interest and/or principal payment was not received.
9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Step bond; coupon rate will increase at a later date.
11Security did not produce income during the last 12 months.

Key to abbreviations and symbols

A$ = Australian dollars
C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
HUF = Hungarian forints
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
SKr = Swedish kronor

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$—	$3,079,844	$—	$3,079,844
Corporate bonds & notes	—	2,407,775	—	2,407,775
Mortgage-backed obligations	—	1,735,134	443	1,735,577
Bonds & notes of governments & government
agencies outside the U.S.	—	896,801	—	896,801
Asset-backed obligations	—	36,412	—	36,412
Municipals	—	4,841	—	4,841
Preferred stocks	5,612	79,011	—	84,623
Common stocks	5,922	—	3	5,925
Short-term securities	—	832,534	—	832,534
Total	$11,534	$9,072,352	$446	$9,084,332

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$1,753	$—	$1,753
Unrealized depreciation on open forward currency contracts	—	(213)	—	(213)
Total	$—	$1,540	$—	$1,540

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning				Ending
	value		Net realized	Net unrealized	value
	at 1/1/2010	Net sales	loss	appreciation	at 3/31/2010
Investment securities	$905	$(454)	$(52)	$47	$446

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands):					$(4)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$260,319
Gross unrealized depreciation on investment securities	(117,559)
Net unrealized appreciation on investment securities	142,760
Cost of investment securities for federal income tax purposes	8,941,572

Global Bond Fund
Investment portfolio

March 31, 2010
 unaudited

Bonds, notes & other debt instruments — 95.39%	Principal amount (000)	Value (000)

EUROS — 26.79%
German Government 4.25% 2012	€60	US$ 87
German Government 5.00% 2012	2,100	3,088
German Government 3.75% 2013	2,859	4,145
German Government 4.50% 2013	5,025	7,386
German Government 3.25% 2015	3,050	4,332
German Government, Series 4, 3.75% 2015	3,875	5,633
German Government, Series 6, 4.00% 2016	14,055	20,668
German Government 3.75% 2017	13,450	19,471
German Government 4.25% 2017	8,400	12,504
German Government, Series 7, 4.00% 2018	7,510	10,983
German Government, Series 8, 4.25% 2018	13,500	20,051
German Government 3.75% 2019	6,080	8,702
German Government 5.625% 2028	6,525	10,951
German Government 6.25% 2030	5,700	10,316
German Government 4.75% 2034	3,695	5,694
Greek Government 5.50% 2014	9,215	12,189
Greek Government 6.10% 2015	7,695	10,430
Greek Government 6.00% 2019	22,435	29,398
Netherlands Government Eurobond 4.25% 2013	7,390	10,858
Netherlands Government Eurobond 4.50% 2017	7,815	11,705
Netherlands Government Eurobond 4.00% 2018	1,650	2,387
Netherlands Government Eurobond 7.50% 2023	1,100	2,100
Netherlands Government Eurobond 5.50% 2028	5,300	8,748
Irish Government 5.00% 2013	6,000	8,756
Irish Government 4.00% 2014	3,735	5,272
Irish Government 4.50% 2018	1,415	1,971
Irish Government 4.40% 2019	715	976
Italian Government 3.75% 2011	1,220	1,691
Italian Government 3.75% 2013	4,000	5,706
Italian Government 4.50% 2019	6,050	8,727
Spanish Government 3.30% 2014	7,840	10,944
Spanish Government 4.60% 2019	3,000	4,348
French Government B.T.A.N. Eurobond 4.50% 2013	8,250	12,188
French Government O.A.T. Eurobond 4.00% 2014	1,960	2,863
KfW 4.375% 2013	6,750	9,911
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.50% 20131	2,000	2,908
Deutsche Genossenschaftsbank-Hypothekenbank AG 4.00% 20161	3,500	5,081
European Investment Bank 4.25% 2014	1,300	1,920
European Investment Bank 4.75% 2017	2,975	4,513
Dexia Municipal Agency 4.50% 20171	4,250	6,159
Allied Irish Banks, PLC 12.50% 2019	3,560	5,692
Canadian Government 3.50% 2020	4,000	5,547
Royal Bank of Scotland PLC 6.934% 2018	3,875	5,411
Barclays Bank PLC 4.00% 20191	3,450	4,736
Barclays Bank PLC 4.50% 20192	150	208
Finland (Republic of) 5.375% 2013	2,340	3,543
Schering-Plough Corp. 5.375% 2014	2,295	3,449
Merrill Lynch & Co., Inc. 4.625% 2018	2,325	3,019
Koninklijke KPN NV 6.50% 2016	650	1,016
Koninklijke KPN NV 4.75% 2017	1,250	1,786
Northern Rock PLC, Series 7, 4.125% 20171	1,650	2,139
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,105
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	250	368
UniCredito Italiano SpA 3.95% 2016	300	402
UniCredito Italiano SpA 5.75% 2017	850	1,241
CRH Finance BV 7.375% 20142	1,235	1,920
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,895
Polish Government 5.875% 2014	1,250	1,882
Standard Chartered Bank 5.875% 2017	1,250	1,846
PLD International Finance LLC 4.375% 2011	1,250	1,734
France Télécom 7.25% 2013	500	770
France Télécom 5.625% 2018	500	770
AT&T Inc. 6.125% 2015	1,000	1,539
Volvo Treasury AB 5.00% 2017	1,105	1,493
Bank of Scotland PLC 5.625% 2013	775	1,112
HBOS PLC 4.375% 20192	155	184
Telecom Italia SpA 7.75% 2033	800	1,287
Novartis Finance SA, 4.25% 2016	750	1,086
Province De Québec 3.375% 2016	750	1,037
Croatian Government 5.00% 2014	460	657
Croatian Government 6.50% 2015	250	366
FCE Bank PLC 7.125% 2013	700	976
NXP BV and NXP Funding LLC 3.434% 20132	250	313
NXP BV and NXP Funding LLC 8.625% 2015	450	572
Gaz Capital SA, Series 13, 6.605% 2018	600	861
Société Générale 6.999% (undated)2	550	724
Veolia Environnement 4.875% 2013	150	218
Veolia Environnement 6.125% 2033	305	471
Verizon Communications Inc. 8.75% 2015	350	610
GlaxoSmithKline Capital PLC 5.125% 2012	400	587
Edcon (Proprietary) Ltd. 3.90% 20142	500	523
ENEL SpA 5.625% 2027	320	477
Anheuser-Busch InBev NV 8.625% 2017	250	436
Resona Bank, Ltd. 3.75% 20152	250	338
Smurfit Kappa Acquisition 7.25% 2017	100	140
Smurfit Kappa Acquisition 7.75% 2019	100	142
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 0.943% 20162	500	267
DaimlerChrysler North America Holding Corp. 4.25% 2011	190	266
NGG Finance PLC 6.125% 2011	150	215
UPC Germany GmbH 9.625% 2019	100	142
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	97
Nalco Co. 9.00% 2013	35	49
		394,424

JAPANESE YEN — 6.39%
Japanese Government 1.30% 2011	¥1,163,950	12,640
Japanese Government 1.40% 2012	295,000	3,236
Japanese Government 0.70% 2013	620,000	6,724
Japanese Government 1.50% 2014	131,300	1,468
Japanese Government, Class 4, 0.50% 20153	146,450	1,482
Japanese Government 1.30% 2015	1,895,000	21,015
Japanese Government 1.70% 2016	3,062,650	34,622
Japanese Government 1.70% 2017	215,000	2,421
Japanese Government 1.50% 2018	134,250	1,478
Japanese Government 2.30% 2035	511,400	5,491
Japanese Government 2.40% 2038	313,200	3,429
		94,006

POLISH ZLOTY — 3.99%
Polish Government, Series 0413, 5.25% 2013	PLN43,250	15,464
Polish Government, Series 0414, 5.75% 2014	64,500	23,298
Polish Government, Series 1017, 5.25% 2017	56,860	19,947
		58,709

SOUTH KOREAN WON — 3.57%
South Korean Government, Series 1012, 5.75% 2010	KRW 1,250,000	1,129
South Korean Government, Series 1309, 5.75% 2013	8,550,000	7,970
South Korean Government 4.25% 2014	8,260,000	7,274
South Korean Government 4.75% 2014	7,680,000	6,926
South Korean Government 5.00% 2014	2,510,000	2,270
South Korean Government 5.50% 2017	11,924,060	11,044
South Korean Government 5.75% 2018	17,100,000	15,967
		52,580

MEXICAN PESOS — 2.25%
United Mexican States Government, Series M, 7.50% 2012	MXN 45,000	3,778
United Mexican States Government, Series MI10, 9.50% 2014	80,100	7,212
United Mexican States Government, Series M10, 8.00% 2015	88,300	7,462
United Mexican States Government, Series M10, 7.25% 2016	44,000	3,566
United Mexican States Government, Series M10, 7.75% 2017	113,900	9,408
United Mexican States Government, Series M20, 10.00% 2024	6,800	649
United Mexican States Government, Series M30, 10.00% 2036	10,500	1,002
		33,077

CANADIAN DOLLARS — 1.95%
Canadian Government 5.50% 2010	$ C 70	70
Canadian Government 5.25% 2012	3,250	3,434
Canadian Government 2.00% 2014	11,665	11,100
Canadian Government 4.50% 2015	4,340	4,609
Canadian Government 4.25% 2018	500	521
Canadian Government 5.75% 2029	500	604
Province of Manitoba 4.25% 2018	2,000	2,009
Canadian Imperial Bank 5.00% 2012	1,000	1,042
Hydro One Inc. 5.49% 2040	750	752
Rogers Communications Inc. 5.80% 2016	625	670
Province of New Brunswick 6.75% 2017	500	581
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	482
Province of Ontario, Series HC, 9.50% 2022	250	362
Province of Ontario 4.60% 2039	125	120
Province De Québec 9.375% 2023	250	358
Wells Fargo & Co. 6.05% 2012	250	265
Bank of Nova Scotia 5.04% 2013	250	262
Toronto-Dominion Bank 4.854% 2013	250	261
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	261
Canada Housing Trust 4.10% 2018	250	253
Thomson Reuters Corp. 5.70% 2015	150	162
Bank of Montreal 5.18% 2015	150	160
Royal Bank of Canada 5.20% 2012	150	157
TransCanada PipeLines Ltd. 5.05% 2014	125	131
		28,626

BRITISH POUNDS — 1.58%
United Kingdom 4.25% 2011	£1,000	US$ 1,569
United Kingdom 2.75% 2015	2,025	3,083
United Kingdom 4.00% 2016	4,945	7,869
United Kingdom 3.75% 2019	710	1,064
United Kingdom 4.50% 2019	2,605	4,155
United Kingdom 6.00% 2028	2,000	3,659
RSA Insurance Group PLC 9.375% 20392	569	1,053
AXA SA 6.667% (undated)2	400	560
Wal-Mart Stores, Inc. 5.625% 2034	100	162
Tesco PLC 5.50% 2033	100	150
		23,324

DANISH KRONER — 1.55%
Kingdom of Denmark 4.00% 2012	DKr41,000	7,923
Kingdom of Denmark 5.00% 2013	19,985	4,016
Nykredit 5.00% 20381	45,209	8,376
Nykredit 6.00% 20381	8,630	1,640
Nykredit 6.00% 20381	1,363	258
Nykredit 6.00% 20411	1,387	262
Realkredit Danmark, interest only, 6.00% 20381	1,570	298
		22,773

AUSTRALIAN DOLLARS — 1.52%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A7,425	6,826
Queensland Treasury Corp., Series 17, 6.00% 2017	3,015	2,767
New South Wales Treasury Corp., Series 17, 5.50% 2017	5,250	4,690
European Investment Bank 6.125% 2017	4,400	3,990
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	2,250	2,060
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	1,750	1,548
Countrywide Financial Corp. 6.25% 2010	600	551
		22,432

MALAYSIAN RINGGITS — 1.46%
Malaysian Government, Series 5, 3.718% 2012	MYR11,700	3,645
Malaysian Government, Series 204, 5.094% 2014	4,120	1,339
Malaysian Government, Series 409, 3.741% 2015	13,045	4,013
Malaysian Government, Series 2/7, 3.814% 2017	28,435	8,654
Malaysian Government, Series 210, 4.012% 2017	7,500	2,302
Malaysian Government, Series 2/3, 4.24% 2018	5,000	1,555
		21,508

NORWEGIAN KRONER — 1.08%
Norwegian Government 6.50% 2013	NKr79,750	14,951
KfW 5.00% 2015	5,500	979
		15,930

SWEDISH KRONOR — 0.89%
Swedish Government 4.00% 20121	SKr18,000	2,609
Swedish Government 6.75% 2014	41,010	6,717
Swedish Government 4.50% 2015	25,000	3,825
		13,151

SINGAPORE DOLLARS — 0.60%
Singapore (Republic of) 3.125% 2011	$ S4,700	3,439
Singapore (Republic of) 3.75% 2016	6,765	5,326
		8,765

	Principal amount	Value
Bonds, notes & other debt instruments	(000)	(000)

BRAZILIAN REAIS — 0.48%
Brazilian Treasury Bill 6.00% 20153	BRL 1,854	US$ 1,039
Brazil (Federal Republic of) 10.00% 2017	12,000	6,057
		7,096

ISRAELI SHEKELS — 0.45%
Israeli Government 4.50% 2015	ILS 4,485	1,244
Israeli Government 5.50% 2017	18,860	5,423
		6,667

TURKISH LIRAS — 0.43%
Turkey (Republic of) 10.00% 20123	TRY 704	547
Turkey (Republic of) 11.00% 2014	8,500	5,745
		6,292

HUNGARIAN FORINTS — 0.40%
Hungarian Government, Series 14-C, 5.50% 2014	HUF1,166,620	5,844

INDONESIAN RUPIAH — 0.21%
Indonesia (Republic of) 11.00% 2012	IDR4,320,000	514
Indonesia (Republic of) 12.50% 2013	9,217,000	1,142
Indonesia (Republic of) 14.275% 2013	2,230,000	295
Indonesia (Republic of) 11.25% 2014	1,330,000	163
Indonesia (Republic of) 10.75% 2016	8,460,000	1,037
		3,151

THAI BAHT — 0.19%
Thai Government 1.75% 2011	THB28,000	866
Thai Government 5.375% 2011	7,000	228
Thai Government 5.25% 2014	16,000	535
Thai Government 3.625% 2015	37,750	1,175
		2,804

DOMINICAN PESOS — 0.01%
Cervecería Nacional Dominicana, C. por A. 16.00% 20124	DOP3,279	86

ARGENTINE PESOS — 0.00%
Argentina (Republic of) 5.83% 20331,3,5	ARS288	41

EGYPTIAN POUNDS — 0.00%
Egypt (Arab Republic of) 11.50% 2011	EGP125	23

U.S. DOLLARS — 39.60%
U.S. Treasury 5.75% 2010	US$ 1,000	1,021
U.S. Treasury 4.50% 2011	1,610	1,670
U.S. Treasury 4.625% 2011	7,900	8,416
U.S. Treasury 1.875% 20133	5,898	6,243
U.S. Treasury 2.75% 2013	4,500	4,631
U.S. Treasury 3.875% 2013	4,780	5,102
U.S. Treasury 1.875% 20153	1,392	1,474
U.S. Treasury 4.00% 2015	14,990	16,052
U.S. Treasury 4.25% 2015	4,500	4,859
U.S. Treasury 3.125% 2016	19,250	19,186
U.S. Treasury 3.25% 2016	25,750	25,787
U.S. Treasury 3.25% 2016	8,500	8,608
U.S. Treasury 5.125% 2016	15,750	17,679
U.S. Treasury 7.50% 2016	14,900	18,826
U.S. Treasury 4.75% 2017	2,375	2,598
U.S. Treasury 8.875% 2017	8,000	10,928
U.S. Treasury 3.75% 2018	2,000	2,015
U.S. Treasury 3.875% 2018	3,000	3,076
U.S. Treasury 3.125% 2019	28,670	27,308
U.S. Treasury 3.625% 2019	3,250	3,211
U.S. Treasury 7.875% 2021	1,250	1,682
U.S. Treasury 5.25% 2029	1,000	1,089
U.S. Treasury 3.50% 2039	1,500	1,214
U.S. Treasury 4.50% 2039	8,750	8,451
U.S. Treasury 4.625% 2040	6,500	6,407
Fannie Mae 4.00% 20241	7,459	7,579
Fannie Mae 4.00% 20241	233	237
Fannie Mae 4.50% 20241	2,731	2,835
Fannie Mae 4.50% 20241	947	984
Fannie Mae 4.50% 20241	396	412
Fannie Mae 4.50% 20241	148	154
Fannie Mae 4.50% 20241	148	153
Fannie Mae 4.50% 20241	135	140
Fannie Mae 4.00% 20251	4,939	5,020
Fannie Mae 4.50% 20251	3,445	3,574
Fannie Mae 5.00% 20351	1,819	1,883
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 20361	286	240
Fannie Mae 6.00% 20361	1,479	1,571
Fannie Mae 6.00% 20361	179	191
Fannie Mae 6.50% 20361	1,334	1,444
Fannie Mae 6.50% 20361	289	309
Fannie Mae 5.789% 20371,2	2,332	2,466
Fannie Mae 4.50% 20381	853	856
Fannie Mae 5.00% 20381	1,045	1,078
Fannie Mae 5.309% 20381,2	1,047	1,107
Fannie Mae 5.50% 20381	1,644	1,734
Fannie Mae 6.00% 20381	3,653	3,887
Fannie Mae 6.00% 20381	1,010	1,079
Fannie Mae 6.00% 20381	863	914
Fannie Mae 3.611% 20391,2	58	60
Fannie Mae 3.614% 20391,2	23	24
Fannie Mae 3.652% 20391,2	38	39
Fannie Mae 3.763% 20391,2	29	29
Fannie Mae 3.782% 20391,2	560	576
Fannie Mae 3.831% 20391,2	22	23
Fannie Mae 3.842% 20391,2	14	15
Fannie Mae 3.884% 20391,2	321	332
Fannie Mae 3.91% 20391,2	22	23
Fannie Mae 3.946% 20391,2	415	430
Fannie Mae 3.951% 20391,2	16	17
Fannie Mae 6.00% 20391	209	221
Fannie Mae 6.50% 20391	716	772
Fannie Mae 3.62% 20401,2	38	39
Fannie Mae 5.00% 20401	7,502	7,709
Fannie Mae 5.50% 20401	2,090	2,195
Freddie Mac 4.00% 20251	2,251	2,288
Freddie Mac, Series 3213, Class OG, principal only, 0% 20361	71	58
Freddie Mac, Series 3292, Class BO, principal only, 0% 20371	554	454
Freddie Mac 6.00% 20371	2,036	2,203
Freddie Mac 6.00% 20371	1,601	1,717
Freddie Mac 6.00% 20371	815	878
Freddie Mac 6.00% 20371	240	257
Freddie Mac 6.00% 20371	178	193
Freddie Mac 5.00% 20381	509	527
Freddie Mac 5.00% 20381	200	206
Freddie Mac 5.008% 20381,2	498	523
Freddie Mac 5.50% 20381	634	670
Freddie Mac 6.00% 20381	148	159
Freddie Mac 3.598% 20391,2	10	10
Freddie Mac 3.759% 20391,2	17	17
Freddie Mac 3.842% 20391,2	14	15
Freddie Mac 6.50% 20391	4,626	5,038
Freddie Mac 5.50% 20401	3,855	4,071
HBOS PLC 6.75% 20184	4,850	4,463
Lloyds TSB Bank PLC 5.80% 20204	1,000	977
HBOS PLC 6.00% 20334	1,500	1,140
UBS AG 3.875% 2015	3,085	3,047
UBS AG 5.875% 2017	3,105	3,221
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,150	1,160
France Government Agency-Guaranteed, Société Finance 3.375% 20144	1,150	1,190
Société Générale 5.75% 20164	3,060	3,253
Anheuser-Busch InBev NV 3.625% 20154	980	990
Anheuser-Busch InBev NV 6.875% 20194	290	334
Anheuser-Busch InBev NV 7.75% 20194	2,195	2,615
Anheuser-Busch InBev NV 5.375% 2020	1,600	1,654
Hungarian Government 6.25% 2020	4,850	5,178
Polish Government 6.375% 2019	4,415	4,859
Barclays Bank PLC 2.50% 2013	1,170	1,172
Barclays Bank PLC 3.90% 2015	900	903
Barclays Bank PLC 6.05% 20174	1,690	1,745
Barclays Bank PLC 5.125% 2020	1,000	988
Comcast Corp. 5.30% 2014	750	807
Comcast Corp. 6.30% 2017	670	739
Comcast Corp. 5.875% 2018	1,760	1,884
Comcast Corp. 6.45% 2037	250	255
Comcast Corp. 6.95% 2037	820	890
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	3,000	3,817
Abbey National Treasury Services PLC 3.875% 20144	1,550	1,543
Santander Issuances, SA Unipersonal 6.50% 20192,4	2,100	2,210
ProLogis 7.625% 2014	915	1,001
ProLogis 5.625% 2016	120	116
ProLogis 6.625% 2018	80	80
ProLogis 7.375% 2019	2,250	2,314
Westfield Group 5.40% 20124	465	493
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	170	175
Westfield Group 7.50% 20144	175	196
Westfield Group 5.70% 20164	640	659
Westfield Group 7.125% 20184	1,745	1,891
Verizon Communications Inc. 3.75% 2011	1,370	1,413
Verizon Communications Inc. 5.50% 2017	500	534
Verizon Communications Inc. 8.50% 2018	1,000	1,250
Verizon Communications Inc. 6.35% 2019	195	216
Telecom Italia Capital SA 4.95% 2014	1,650	1,694
Telecom Italia Capital SA 6.999% 2018	1,000	1,083
Telecom Italia Capital SA 7.20% 2036	610	618
Norfolk Southern Corp. 5.75% 2016	985	1,090
Norfolk Southern Corp. 5.90% 2019	670	725
Norfolk Southern Corp. 7.05% 2037	1,205	1,400
Korea Development Bank 5.30% 2013	1,350	1,414
Korea Development Bank 8.00% 2014	1,550	1,779
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,895	2,100
Enbridge Energy Partners, LP 9.875% 2019	750	976
American Tower Corp. 7.00% 2017	2,700	3,031
Volvo Treasury AB 5.95% 20154	2,545	2,596
Standard Chartered Bank 6.40% 20174	2,400	2,545
UniCredito Italiano SpA 6.00% 20174	800	814
HVB Funding Trust I 8.741% 20314	1,450	1,425
HVB Funding Trust III 9.00% 20314	300	296
CVS Caremark Corp. 6.60% 2019	1,680	1,881
CVS Caremark Corp. 6.943% 20301	535	569
Veolia Environnement 5.25% 2013	1,980	2,127
Veolia Environnement 6.00% 2018	200	214
Wells Fargo & Co. 5.625% 2017	2,175	2,311
Roche Holdings Inc. 4.50% 20124	125	132
Roche Holdings Inc. 6.00% 20194	1,280	1,420
Roche Holdings Inc. 7.00% 20394	630	752
British American Tobacco International Finance PLC 9.50% 20184	1,753	2,274
Progress Energy, Inc. 6.05% 2014	1,000	1,101
Progress Energy, Inc. 7.05% 2019	1,000	1,130
Goldman Sachs Group, Inc. 6.15% 2018	2,095	2,220
Croatian Government 6.75% 20194	2,000	2,205
Time Warner Cable Inc. 8.25% 2014	250	294
Time Warner Cable Inc. 6.75% 2018	815	912
Time Warner Cable Inc. 5.00% 2020	1,000	988
Canadian National Railway Co. 4.95% 2014	2,005	2,181
Vodafone Group PLC 5.00% 2015	1,250	1,324
Vodafone Group PLC 5.625% 2017	750	804
Jackson National Life Global 5.375% 20134	1,990	2,127
South Africa (Republic of) 5.50% 2020	2,030	2,066
International Paper Co. 7.95% 2018	505	591
International Paper Co. 9.375% 2019	75	94
International Paper Co. 7.50% 2021	500	569
International Paper Co. 7.30% 2039	750	804
Edison Mission Energy 7.50% 2013	800	698
Edison Mission Energy 7.75% 2016	50	37
Midwest Generation, LLC, Series B, 8.56% 20161	72	74
Edison Mission Energy 7.00% 2017	350	246
Edison Mission Energy 7.20% 2019	1,325	921
Edison Mission Energy 7.625% 2027	125	81
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	520
Countrywide Financial Corp., Series B, 5.80% 2012	200	213
Bank of America Corp. 5.75% 2017	1,255	1,289
Developers Diversified Realty Corp. 5.50% 2015	735	694
Developers Diversified Realty Corp. 7.50% 2017	1,300	1,317
Simon Property Group, LP 4.20% 2015	625	627
Simon Property Group, LP 6.125% 2018	400	414
Simon Property Group, LP 10.35% 2019	750	944
First Data Corp., Term Loan B2, 3.032% 20141,2,6	1,402	1,243
First Data Corp. 9.875% 2015	500	434
First Data Corp. 9.875% 2015	250	217
First Data Corp. 10.55% 20155	100	85
HSBC Finance Corp. 0.501% 20142	250	240
HSBC Finance Corp. 0.682% 20162	1,800	1,709
Deutsche Telekom International Finance BV 5.875% 2013	1,660	1,812
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20167	780	745
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	935	1,061
United Mexican States Government Global 5.95% 2019	1,660	1,801
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	229
Kimco Realty Corp., Series C, 4.904% 2015	235	235
Kimco Realty Corp. 6.875% 2019	1,250	1,319
E.ON International Finance BV 5.80% 20184	1,490	1,614
E.ON International Finance BV 6.65% 20384	150	169
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20391,2	80	82
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20411,2	1,165	1,195
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20431,2	520	474
GlaxoSmithKline Capital Inc. 4.85% 2013	600	651
GlaxoSmithKline Capital Inc. 5.65% 2018	1,000	1,088
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,620	1,712
Royal Bank of Scotland Group PLC 5.00% 2014	310	297
Royal Bank of Scotland PLC 4.875% 2015	1,300	1,301
Royal Bank of Scotland Group PLC 5.05% 2015	50	47
AES Corp. 7.75% 2015	850	869
AES Corp. 8.00% 2020	775	776
Nextel Communications, Inc., Series E, 6.875% 2013	175	171
Nextel Communications, Inc., Series F, 5.95% 2014	1,125	1,055
Nextel Communications, Inc., Series D, 7.375% 2015	175	167
Sprint Capital Corp. 8.75% 2032	250	233
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20141,6	349	360
Freescale Semiconductor, Inc., Term Loan, 4.479% 20161,2,6	821	773
Freescale Semiconductor, Inc. 10.125% 2016	500	445
Ford Motor Credit Co. 7.375% 2011	275	282
Ford Motor Credit Co. 3.001% 20122	625	608
Ford Motor Credit Co. 8.70% 2014	250	271
Ford Motor Credit Co. 8.00% 2016	350	369
Boston Scientific Corp. 4.50% 2015	1,490	1,429
Boston Scientific Corp. 7.375% 2040	90	85
Enel Finance International 3.875% 20144	1,490	1,511
Lockheed Martin Corp. 4.25% 2019	1,550	1,502
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.19% 20141,2,6	39	33
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.29% 20141,2,6	652	551
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,6	234	231
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	408
Hawker Beechcraft Acquisition Co., LLC 9.625% 20152,5	334	253
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 20154	525	525
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 20204	925	929
National Rural Utilities Cooperative Finance Corp. 2.625% 2012	1,150	1,174
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	274
France Télécom 4.375% 2014	675	712
France Télécom 5.375% 2019	690	729
Univision Communications, Inc., First Lien Term Loan B, 2.54% 20141,2,6	70	63
Univision Communications Inc. 12.00% 20144	600	660
Univision Communications Inc. 10.50% 20152,4,5	764	663
CIT Group Inc., Series A, 7.00% 2013	610	598
CIT Group Inc., Series A, 7.00% 2015	815	762
Tenet Healthcare Corp. 7.375% 2013	265	269
Tenet Healthcare Corp. 9.25% 2015	145	153
Tenet Healthcare Corp. 8.875% 20194	825	897
Cricket Communications, Inc. 9.375% 2014	525	537
Cricket Communications, Inc. 7.75% 2016	750	782
Crown Castle International Corp. 9.00% 2015	1,050	1,139
Crown Castle International Corp. 7.75% 20174	150	164
GMAC LLC 6.75% 2014	1,000	995
GMAC LLC 8.00% 20204	300	308
Kroger Co. 7.50% 2014	1,000	1,156
Kroger Co. 6.40% 2017	130	145
Toys “R” Us, Inc. 7.625% 2011	685	712
Toys “R” Us, Inc. 8.50% 20174	125	130
Toys “R” Us, Inc. 10.75% 20174	75	84
Toys “R” Us, Inc. 7.375% 2018	350	338
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.729% 20141,2,6	122	101
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	415	290
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	410	287
Texas Competitive Electric Holdings Co. LLC 11.25% 20162,5	837	573
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	1,240	1,250
Petrobras International 5.75% 2020	810	834
Petrobras International 6.875% 2040	380	394
Virgin Media Finance PLC 8.75% 2014	105	108
Virgin Media Finance PLC 9.125% 2016	275	294
Virgin Media Finance PLC 8.375% 20194	800	826
Pfizer Inc. 4.45% 2012	250	265
Pfizer Inc. 6.20% 2019	840	950
Husky Energy Inc. 7.25% 2019	1,040	1,207
Mohegan Tribal Gaming Authority 8.00% 2012	300	278
Mohegan Tribal Gaming Authority 7.125% 2014	1,175	916
Local T.V. Finance LLC, Term Loan B, 2.30% 20131,2,6	1,284	1,147
Local T.V. Finance LLC 10.00% 20152,4,5	66	44
Venezuela (Republic of) 9.25% 2027	1,490	1,173
Kinder Morgan Energy Partners LP 6.00% 2017	140	151
Kinder Morgan Energy Partners LP 6.85% 2020	910	1,023
Federal Home Loan Bank, Series 467, 5.25% 2014	1,000	1,113
Michaels Stores, Inc. 10.00% 2014	1,035	1,097
Union Pacific Corp. 5.70% 2018	400	422
Union Pacific Corp. 6.15% 2037	650	674
Burlington Northern Santa Fe Corp. 5.75% 2018	40	43
Burlington Northern Santa Fe Corp. 4.70% 2019	370	367
Burlington Northern Santa Fe Corp. 6.15% 2037	660	681
SunGard Data Systems Inc. 9.125% 2013	1,058	1,090
Intergen Power 9.00% 20174	1,050	1,087
Morgan Stanley 6.00% 2014	1,000	1,081
Clearwire Communications LLC/Finance 12.00% 20154	800	820
Clearwire Communications LLC/Finance 12.00% 20154	250	256
RBS Global, Inc. and Rexnord LLC 9.50% 2014	725	758
RBS Global, Inc. and Rexnord LLC 9.50% 20144	300	313
Shell International Finance BV 4.00% 2014	1,010	1,064
Ashtead Group PLC 8.625% 20154	400	402
Ashtead Capital, Inc. 9.00% 20164	650	661
Mandalay Resort Group 6.375% 2011	25	24
MGM MIRAGE 6.75% 2013	25	23
MGM MIRAGE 13.00% 2013	325	380
MGM MIRAGE 5.875% 2014	750	636
Northrop Grumman Corp. 5.05% 2019	1,030	1,060
Schering-Plough Corp. 6.00% 2017	380	428
Merck & Co., Inc. 5.00% 2019	600	629
Abbott Laboratories 5.125% 2019	1,000	1,055
CHS/Community Health Systems, Inc. 8.875% 2015	1,000	1,037
Allison Transmission Holdings, Inc. 11.00% 20154	900	963
Allison Transmission Holdings, Inc. 11.25% 20152,4,5	53	57
Boyd Gaming Corp. 7.75% 2012	260	261
Boyd Gaming Corp. 6.75% 2014	525	461
Boyd Gaming Corp. 7.125% 2016	350	294
Neiman Marcus Group, Inc. 9.00% 20152,5	889	911
Neiman Marcus Group, Inc. 10.375% 2015	100	104
United Technologies Corp. 5.70% 2040	1,000	1,015
Government National Mortgage Assn. 4.50% 20401	997	1,008
Cinemark USA, Inc. 8.625% 2019	950	1,006
AMC Entertainment Inc. 8.00% 2014	25	25
AMC Entertainment Inc., Series B, 11.00% 2016	175	189
AMC Entertainment Inc. 8.75% 2019	750	791
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,6	747	652
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20241	374	351
Elan Finance PLC and Elan Finance Corp. 4.25% 20112	70	69
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	100	103
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	830	826
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	625	666
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	300	328
International Lease Finance Corp., Series Q, 5.45% 2011	195	195
International Lease Finance Corp., Series Q, 5.75% 2011	295	297
International Lease Finance Corp. 5.00% 2012	195	187
International Lease Finance Corp., Series R, 5.30% 2012	200	194
International Lease Finance Corp., Series R, 5.35% 2012	115	113
Gerdau Holdings Inc. 7.00% 20204	930	986
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	128
PNC Funding Corp. 5.125% 2020	850	858
Zions Bancorporation 5.65% 2014	955	874
Zions Bancorporation 7.75% 2014	95	96
Petroplus Finance Ltd. 6.75% 20144	675	611
Petroplus Finance Ltd. 7.00% 20174	300	259
Petroplus Finance Ltd. 9.375% 20194	100	91
Host Marriott, LP, Series K, 7.125% 2013	300	307
Host Marriott, LP, Series O, 6.375% 2015	300	299
Host Hotels & Resorts LP 9.00% 20174	325	353
Rio Tinto Finance (USA) Ltd. 8.95% 2014	230	277
Rio Tinto Finance (USA) Ltd. 6.50% 2018	600	676
Teck Resources Ltd. 9.75% 2014	800	952
Brazil (Federal Republic of) Global 5.625% 2041	1,000	947
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20371	937	944
Iberdrola Finance Ireland 3.80% 20144	740	745
Scottish Power PLC 5.375% 2015	185	197
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	900	929
US Investigations Services, Inc., Term Loan B, 3.271% 20151,2,6	244	227
US Investigations Services, Inc. 10.50% 20154	700	662
US Investigations Services, Inc. 11.75% 20164	45	40
Albertson’s, Inc. 7.25% 2013	400	422
SUPERVALU INC. 8.00% 2016	325	331
Albertson’s, Inc. 8.00% 2031	200	173
Corporación Andina de Fomento 5.75% 2017	625	638
Corporación Andina de Fomento 8.125% 2019	240	283
Royal Caribbean Cruises Ltd. 11.875% 2015	775	916
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	900	915
SBC Communications Inc. 5.10% 2014	100	108
SBC Communications Inc. 5.625% 2016	250	274
AT&T Inc. 5.50% 2018	500	532
Telefónica Emisiones, SAU 4.949% 2015	860	909
Realogy Corp., Letter of Credit, 3.231% 20131,2,6	5	5
Realogy Corp., Term Loan B, 3.251% 20131,2,6	19	17
Realogy Corp., Second Lien Term Loan A, 13.50% 20171,6	800	884
Duane Reade Inc. 11.75% 2015	710	903
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	885	900
Intelsat Jackson Holding Co., Series B, 8.875% 20154	300	311
Intelsat, Ltd. 8.875% 2015	125	130
Intelsat Jackson Holding Co. 9.50% 2016	425	455
Hospitality Properties Trust 6.70% 2018	905	895
Resona Bank, Ltd. 5.85% (undated)2,4	945	893
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 20361	192	202
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20371	100	101
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 20391,2	600	590
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	855	886
NXP BV and NXP Funding LLC 7.875% 2014	900	882
Capital One Capital IV 6.745% 20372	1,000	873
VWR Funding, Inc. 10.25% 20152,5	819	872
BNP Paribas 3.25% 2015	870	867
Delhaize Group 5.875% 2014	690	755
Delhaize Group 6.50% 2017	100	111
Brandywine Operating Partnership, LP 7.50% 2015	800	862
Smithfield Foods, Inc. 10.00% 20144	500	560
Smithfield Foods, Inc. 7.75% 2017	300	296
NRG Energy, Inc. 7.25% 2014	145	146
NRG Energy, Inc. 7.375% 2016	700	697
Dollar General Corp. 10.625% 2015	104	115
Dollar General Corp. 11.875% 20172,5	618	723
HCA Inc. 6.75% 2013	290	291
HCA Inc. 9.25% 2016	510	543
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20431,2	805	827
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	825	827
Bausch & Lomb Inc. 9.875% 2015	775	823
TransDigm Inc. 7.75% 2014	800	822
MetroPCS Wireless, Inc. 9.25% 2014	475	488
MetroPCS Wireless, Inc. 9.25% 2014	300	307
Kraft Foods Inc. 2.625% 2013	780	786
ARAMARK Corp., Term Loan B, 2.165% 20141,2,6	—	—
ARAMARK Corp., Letter of Credit, 2.276% 20141,2,6	—	—
ARAMARK Corp. 8.50% 2015	755	776
ARAMARK Corp., Letter of Credit, 3.392% 20161,2,6	—	—
ARAMARK Corp., Term Loan B, 3.54% 20161,2,6	1	1
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20161	750	772
South Korean Government 5.75% 2014	700	766
Constellation Brands, Inc. 7.25% 2017	735	757
FMG Finance Pty Ltd. 10.00% 20134	700	757
General Maritime Corp. 12.00% 20174	700	753
BAE Systems Holdings Inc. 6.375% 20194	690	751
CEVA Group PLC 11.625% 20164	625	670
CEVA Group PLC 11.50% 20184	75	78
ZFS Finance (USA) Trust V 6.50% 20672,4	776	741
DAE Aviation Holdings, Inc. 11.25% 20154	786	739
Staples, Inc. 9.75% 2014	600	728
Owens-Brockway Glass Container Inc. 7.375% 2016	690	728
Devon Energy Corp. 6.30% 2019	650	727
Electricité de France SA 6.95% 20394	625	720
Chevron Corp. 4.95% 2019	680	720
Hanesbrands Inc., Series B, 3.831% 20142	640	614
Hanesbrands Inc. 8.00% 2016	100	104
News America Inc. 6.90% 2019	625	711
Stater Bros. Holdings Inc. 7.75% 2015	700	711
Sanmina-SCI Corp. 6.75% 2013	430	432
Sanmina-SCI Corp. 8.125% 2016	250	253
Liberty Mutual Group Inc. 6.50% 20354	30	26
Liberty Mutual Group Inc. 7.50% 20364	120	116
Liberty Mutual Group Inc., Series A, 7.80% 20872,4	600	537
AOL Time Warner Inc. 7.625% 2031	145	166
Time Warner Inc. 6.50% 2036	490	505
Altria Group, Inc. 9.25% 2019	550	669
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	15	15
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	25	28
Charter Communications, Inc. 13.50% 20164	513	615
Clear Channel Worldwide, Series B, 9.25% 20174	625	656
Tops Markets 10.125% 20154	625	653
Biogen Idec Inc. 6.00% 2013	600	649
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	625	648
Westpac Banking Corp. 4.875% 2019	640	637
Sorenson Communications 10.50% 20154	650	631
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.729% (undated)1,2	600	630
Hospira, Inc. 6.40% 2015	335	372
Hospira, Inc. 6.05% 2017	240	258
Digicel Group Ltd. 12.00% 20144	100	114
Digicel Group Ltd. 12.00% 2014	100	114
Digicel Group Ltd. 8.875% 20154	400	395
Seneca Gaming Corp., Series B, 7.25% 2012	550	546
Seneca Gaming Corp. 7.25% 2012	75	74
Esterline Technologies Corp. 6.625% 2017	625	620
Rockwood Specialties Group, Inc. 7.50% 2014	610	619
PTS Acquisition Corp. 10.25% 20152,5	625	618
Serena Software, Inc. 10.375% 2016	625	613
Surgical Care Affiliates, Inc. 8.875% 2015 2,4,5	330	334
Surgical Care Affiliates, Inc. 10.00% 20174	275	275
Forest Oil Corp. 7.25% 2019	600	606
Georgia Gulf Corp. 9.00% 20174	575	604
Teekay Corp. 8.50% 2020	575	604
Wind Acquisition SA 11.75% 20174	525	583
RailAmerica, Inc. 9.25% 2017	540	578
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	560	568
Quintiles Transnational 9.50% 20142,4,5	550	562
New Communications Holdings 8.25% 20174	300	307
New Communications Holdings 8.50% 20204	250	253
Denbury Resources Inc. 9.75% 2016	500	553
Turkey (Republic of) 6.75% 2018	500	548
Norwegian Cruise Lines 11.75% 20164	500	546
Hewlett-Packard Co. 5.50% 2018	500	544
Rouse Co. 5.375% 20138	500	543
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	500	540
Kansas City Southern Railway Co. 13.00% 2013	450	537
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 20361	515	532
Burlington Coat Factory Warehouse Corp. 11.125% 2014	500	531
StatoilHydro ASA 5.25% 2019	500	523
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.334% 20441,2	500	521
American Express Co. 8.15% 2038	400	520
Israeli Government 5.125% 2019	500	519
Cott Beverages Inc. 8.375% 20174	500	518
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	500	514
Express Scripts Inc. 5.25% 2012	480	512
Cincinnati Bell Inc. 8.75% 2018	500	507
Unum Group 7.125% 2016	460	501
Advanced Micro Devices, Inc. 8.125% 20174	475	492
H&E Equipment Services, Inc. 8.375% 2016	500	486
Ingles Markets, Inc. 8.875% 2017	450	473
Lehman Brothers Holdings Inc., Series I, 6.875% 20188	1,830	441
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 20231	400	434
Concho Resources Inc. 8.625% 2017	400	426
Smurfit Capital Funding PLC 7.50% 2025	475	418
Atlas Copco AB 5.60% 20174	400	415
AstraZeneca PLC 5.40% 2012	380	415
Northwest Airlines, Inc., Term Loan B, 3.80% 20131,2,6	6	6
Delta Air Lines, Inc. 9.50% 20144	375	396
Northwest Airlines, Inc., Term Loan A, 2.05% 20181,2,6	8	7
AMH Holdings, Inc. 9.875% 2016	375	407
Dow Chemical Co. 8.55% 2019	330	400
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20371,2	774	363
State of California, Various Purpose General Obligation Bonds, 7.50% 2034	350	363
CSC Holdings, Inc. 8.625% 20194	325	357
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 20111	133	135
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 20121	219	221
Sunoco, Inc. 5.75% 2017	350	348
Qwest Corp. 7.875% 2011	325	346
Fox Acquisition LLC, Term Loan B, 7.50% 20151,2,6	139	137
Fox Acquisition LLC 13.375% 20164	215	207
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.322% 20371,2	200	205
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 20421	128	129
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	36	36
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	51	49
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	67	68
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	162	163
Continental Resources 8.25% 2019	225	240
Continental Resources 7.375% 20204	75	76
TransCanada PipeLines Ltd. 7.625% 2039	250	306
LBI Escrow Corp 8.00% 20174	275	286
National Grid PLC 6.30% 2016	250	278
Thomson Reuters Corp. 5.95% 2013	250	277
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	272
Newpage Corp. 11.375% 2014	270	270
AXA SA 8.60% 2030	220	267
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20371,4	250	261
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20141,4	250	255
Chubb Corp. 6.375% 20672	245	249
CNA Financial Corp. 7.35% 2019	230	241
Nalco Co. 8.875% 2013	25	26
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	25	26
Nalco Co. 8.25% 20174	175	187
SLM Corp., Series A, 0.479% 20112	240	228
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 20331	55	55
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20381	150	154
General Electric Co. 5.00% 2013	150	162
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20331,9	152	152
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.75% 20371,2	195	145
Allstate Corp., Series B, 6.125% 20672	150	143
Alabama Power Co., Series 2008-B, 5.80% 2013	125	140
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20371,2	250	137
Charles Schwab Corp., Series A, 6.375% 2017	125	136
Williams Companies, Inc. 7.875% 2021	111	131
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 20121	126	126
Cooper-Standard Automotive Inc. 7.00% 20128	25	27
Cooper-Standard Automotive Inc. 8.375% 20148	125	90
Canadian Natural Resources Ltd. 5.70% 2017	100	107
Development Bank of Singapore Ltd. 7.125% 20114	100	106
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20151	94	99
HealthSouth Corp. 10.75% 2016	75	81
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20361,2	247	44
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20371,2	330	34
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20131	75	77
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 20121	58	59
Tyson Foods, Inc. 7.85% 20162	40	43
Argentina (Republic of) GDP-Linked 2035	435	33
Federated Department Stores, Inc. 6.90% 2029	20	19
Hawaiian Telcom Communications, Inc. 9.75% 20138	25	1
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,2,5,6	14	12
Team Finance LLC and Health Finance Corp. 11.25% 2013	5	5
Young Broadcasting Inc. 10.00% 20118	150	1
Atrium Companies, Inc. 15.00% 20124,5	13	—
		583,036

Total bonds, notes & other debt instruments (cost: $1,363,667,000)		1,404,345

Preferred stocks — 0.59%	Shares

U.S. DOLLARS — 0.34%
SMFG Preferred Capital USD 3 Ltd. 9.50%2,4	1,405,000	1,595
Barclays Bank PLC 6.86%2,4	1,200,000	1,068
RBS Capital Trust II 6.425% noncumulative trust2	1,100,000	709
Lloyds Banking Group PLC 6.413%2,4	320,000	191
Lloyds Banking Group PLC 6.657% preference shares2,4	580,000	347
Resona Preferred Global Securities (Cayman) Ltd. 7.191%2,4	303,000	284
Banco Bilbao Vizcaya Argentaria, SA, 5.919%2	335,000	279
AXA SA, Series B, 6.379%2,4	230,000	202
Citigroup Inc. 6.00%	10,400	197
BNP Paribas 7.195%2,4	100,000	98
		4,970

EUROS — 0.22%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative2	2,750,000	2,242
HVB Funding Trust VIII 7.055%2	750,000	939
		3,181

BRITISH POUNDS — 0.03%
Barclays Bank PLC, Series RCI, 14.00%2	250,000	US$497

Total preferred stocks (cost: $8,509,000)		8,648

Common stocks — 0.00%

U.S. DOLLARS — 0.00%
American Media Operations, Inc.4,9,10	9,043	—

Total common stocks (cost: $0)		—

Rights & warrants — 0.00%

U.S. DOLLARS — 0.00%
Atrium Corp., warrants, expire 20184,9,10	5	—

Total rights & warrants (cost: $0)		—

	Principal amount
Short-term securities — 3.75%	(000)

Barclays U.S. Funding Corp. 0.07% due 4/1/2010	US$16,900	16,900
Thunder Bay Funding, LLC 0.17% due 4/7/20104	15,000	15,000
Fannie Mae 0.195%–0.43% due 6/23–12/3/2010	13,200	13,179
Jupiter Securitization Co., LLC 0.20% due 5/19/20104	6,600	6,598
Freddie Mac 0.17% due 5/4/2010	3,600	3,599

Total short-term securities (cost: $55,269,000)		55,276

Total investment securities (cost: $1,427,445,000)		1,468,269
Other assets less liabilities		4,011

Net assets		US$1,472,280

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Index-linked bond whose principal amount moves with a government retail price index.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $107,057,000, which represented 7.27% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,450,000, which represented .44% of the net assets of the fund.

7Step bond; coupon rate will increase at a later date.
8Scheduled interest and/or principal payment was not received.
9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $152,000, which represented .01% of the net assets of the fund.
10Security did not produce income during the last 12 months.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Euros	$—	$394,424	$—	$394,424
Japanese yen	—	94,006	—	94,006
Polish zloty	—	58,709	—	58,709
South Korean won	—	52,580	—	52,580
Mexican pesos	—	33,077	—	33,077
Canadian dollars	—	28,626	—	28,626
British pounds	—	23,324	—	23,324
Danish kroner	—	22,773	—	22,773
Australian dollars	—	22,432	—	22,432
U.S. dollars	—	582,884	152	583,036
Other currencies	—	91,358	—	91,358
Preferred stocks	197	8,451	—	8,648
Short-term securities	—	55,276	—	55,276
Total	$197	$1,467,920	$152	$1,468,269

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$375	$—	$375
Unrealized depreciation on open forward currency contracts	—	(1,394)	—	(1,394)
Total	$—	$(1,019)	$—	$(1,019)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning			Ending
	value		Net unrealized	value
	at 1/1/2010	Net sales	depreciation	at 3/31/2010
Investment securities	$309	$(156)	$(1)	$152

Net unrealized depreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands):				$(1)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$58,131
Gross unrealized depreciation on investment securities	(18,557)
Net unrealized appreciation on investment securities	39,574
Cost of investment securities for federal income tax purposes	1,428,695

High-Income Bond Fund
Investment portfolio

March 31, 2010
  unaudited
Bonds, notes & other debt instruments — 89.54%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 21.01%
Univision Communications, Inc., First Lien Term Loan B, 2.54% 20141,2,3	$19,345	$17,298
Univision Communications Inc. 12.00% 20144	2,300	2,530
Univision Communications Inc. 10.50% 20151,4,5	23,317	20,227
Virgin Media Finance PLC 8.75% 2014	1,401	1,441
Virgin Media Finance PLC 8.75% 2014	€105	147
Virgin Media Finance PLC 9.75% 2014	£63	100
Virgin Media Finance PLC 9.125% 2016	$9,175	9,794
Virgin Media Finance PLC, Series 1, 9.50% 2016	10,100	11,085
Virgin Media Inc. 6.50% 20184	925	932
Virgin Media Finance PLC 8.375% 20194	2,175	2,246
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20124	2,875	3,069
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	8,858	9,124
Charter Communications Operating, LLC, Term Loan B, 2.30% 20141,2,3	457	441
Charter Communications Operating, LLC, Term Loan B, 7.25% 20141,2,3	2,702	2,776
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20144	4,800	4,956
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20144	3,050	3,427
Charter Communications, Inc. 13.50% 20164	856	1,025
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20141,2,3	6,120	5,845
Allison Transmission Holdings, Inc. 11.00% 20154	2,305	2,466
Allison Transmission Holdings, Inc. 11.25% 20151,4,5	13,851	14,855
Michaels Stores, Inc., Term Loan B1, 2.563% 20131,2,3	1,033	985
Michaels Stores, Inc. 10.00% 2014	12,965	13,743
Michaels Stores, Inc., Term Loan B2, 4.813% 20161,2,3	350	342
Michaels Stores, Inc. 11.375% 2016	4,500	4,882
MGM MIRAGE 6.75% 2012	1,050	997
MGM MIRAGE 6.75% 2013	3,130	2,848
MGM MIRAGE 13.00% 2013	3,075	3,598
MGM MIRAGE 5.875% 2014	2,250	1,907
MGM MIRAGE 10.375% 20144	1,550	1,717
MGM MIRAGE 6.625% 2015	1,550	1,290
MGM MIRAGE 11.125% 20174	2,400	2,712
MGM MIRAGE 9.00% 20204	3,725	3,855
Neiman Marcus Group, Inc. 9.00% 20151,5	10,627	10,893
Neiman Marcus Group, Inc. 10.375% 2015	2,000	2,075
Cinemark USA, Inc., Term Loan, 3.51% 20161,2,3	410	410
Cinemark USA, Inc. 8.625% 2019	10,100	10,693
AMC Entertainment Inc. 8.00% 2014	700	708
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,888
AMC Entertainment Inc. 8.75% 2019	7,900	8,334
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	6,425	6,602
Mediacom LLC and Mediacom Capital Corp. 9.125% 20194	4,000	4,145
Toys “R” Us, Inc. 7.625% 2011	6,240	6,490
Toys “R” Us-Delaware, Inc., Term Loan B, 4.496% 20121,2,3	1,244	1,249
Toys “R” Us, Inc. 8.50% 20174	2,450	2,554
Toys “R” Us, Inc. 10.75% 20174	125	140
Royal Caribbean Cruises Ltd. 8.00% 2010	875	885
Royal Caribbean Cruises Ltd. 6.875% 2013	500	508
Royal Caribbean Cruises Ltd. 11.875% 2015	6,550	7,745
CSC Holdings, Inc., Series B, 6.75% 2012	500	526
CSC Holdings, Inc. 8.50% 20144	2,850	3,050
CSC Holdings, Inc. 8.50% 20154	3,000	3,195
CSC Holdings, Inc. 8.625% 20194	1,775	1,950
Quebecor Media Inc. 7.75% 2016	6,740	6,858
Quebecor Media Inc. 7.75% 2016	1,500	1,526
Mohegan Tribal Gaming Authority 8.00% 2012	3,475	3,223
Mohegan Tribal Gaming Authority 6.125% 2013	250	215
Mohegan Tribal Gaming Authority 7.125% 2014	5,125	3,998
Mohegan Tribal Gaming Authority 6.875% 2015	1,200	915
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	8,225	8,246
Clear Channel Worldwide, Series B, 9.25% 20174	7,225	7,586
TL Acquisitions, Inc., Term Loan B, 2.79% 20141,2,3	2,460	2,176
Thomson Learning 10.50% 20154	5,325	5,139
Boyd Gaming Corp. 7.75% 2012	1,300	1,303
Boyd Gaming Corp. 6.75% 2014	2,050	1,799
Boyd Gaming Corp. 7.125% 2016	4,725	3,969
Macy’s Retail Holdings, Inc. 8.875% 20151	550	624
Federated Retail Holdings, Inc. 5.90% 2016	2,000	2,005
Federated Retail Holdings, Inc. 6.375% 2037	4,000	3,700
Regal Cinemas Corp., Series B, 9.375% 2012	1,000	1,013
Regal Cinemas Corp. 8.625% 2019	4,625	4,891
Local T.V. Finance LLC, Term Loan B, 2.30% 20131,2,3	2,518	2,249
Local T.V. Finance LLC 10.00% 20151,4,5	4,945	3,264
J.C. Penney Co., Inc. 9.00% 2012	495	557
J.C. Penney Co., Inc. 6.875% 2015	1,464	1,559
J.C. Penney Corp., Inc. 5.75% 2018	1,000	1,006
J.C. Penney Co., Inc. 7.125% 2023	2,300	2,332
Beazer Homes USA, Inc. 6.50% 2013	1,000	959
Beazer Homes USA, Inc. 8.125% 2016	3,385	3,021
LBI Media, Inc. 8.50% 20174	4,520	3,910
Norwegian Cruise Lines 11.75% 20164	3,550	3,878
Hanesbrands Inc., Series B, 3.831% 20141	2,870	2,755
Hanesbrands Inc. 8.00% 2016	1,025	1,066
Tenneco Automotive Inc. 8.625% 2014	3,650	3,723
Burlington Coat Factory Warehouse Corp. 11.125% 2014	3,485	3,703
Bon-Ton Department Stores, Inc. 10.25% 2014	3,750	3,675
Charter Communications Operating, LLC, Term Loan C, 3.55% 20161,2,3	3,708	3,617
Edcon (Proprietary) Ltd. 3.90% 20141	€2,500	2,613
Edcon (Proprietary) Ltd. 3.90% 20141	835	873
Dollar General Corp. 10.625% 2015	$1,375	1,516
Dollar General Corp. 11.875% 20171,5	1,563	1,829
Meritage Corp. 7.00% 2014	1,400	1,390
Meritage Homes Corp. 6.25% 2015	550	531
Meritage Corp. 7.731% 20174	1,500	1,324
Warner Music Group 7.375% 2014	1,875	1,809
Warner Music Group 9.50% 20164	1,125	1,208
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,675	2,708
Kabel Deutschland GmbH 10.625% 2014	2,350	2,476
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,427
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,406
American Media Operations, Inc. 9.00% 20134,5	257	168
American Media Operations, Inc. 14.00% 20131,4,5	3,328	2,184
UPC Holding BV 9.875% 20184	2,000	2,110
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,300	1,385
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	600	657
Fox Acquisition LLC, Term Loan B, 7.50% 20151,2,3	457	451
Fox Acquisition LLC 13.375% 20164	1,610	1,550
UPC Germany GmbH 8.125% 20174	500	518
UPC Germany GmbH 9.625% 2019	€800	1,137
Vitamin Shoppe Industries Inc. 7.75% 20121	$1,618	1,626
American Axle & Manufacturing Holdings, Inc. 9.25% 20174	1,500	1,609
Vidéotron Ltée 6.875% 2014	1,120	1,142
Vidéotron Ltée 6.375% 2015	380	385
KB Home 6.25% 2015	1,480	1,428
FCE Bank PLC 7.125% 2013	€1,000	1,394
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	$1,200	1,296
Seneca Gaming Corp., Series B, 7.25% 2012	1,250	1,241
Cooper-Standard Automotive Inc. 7.00% 20126	250	273
Cooper-Standard Automotive Inc. 8.375% 20146	1,275	918
Jarden Corp. 8.00% 2016	1,100	1,158
Lear Corp. 7.875% 2018	1,000	1,016
Standard Pacific Corp. 7.00% 2015	1,015	944
Gaylord Entertainment Co. 6.75% 2014	900	866
Radio One, Inc. 6.375% 2013	575	475
Young Broadcasting Inc. 10.00% 20116	7,467	52
KAC Acquisition Corp. 8.00% 20264,5,7	98	—
		376,253

FINANCIALS — 14.00%
CIT Group Inc., Term Loan 2A, 9.50% 20121,2,3	2,700	2,771
CIT Group Inc., Term Loan, 13.00% 20121,2,3	5,400	5,604
CIT Group Inc., Series A, 7.00% 2013	8,596	8,424
CIT Group Inc., Series A, 7.00% 2014	9,228	8,743
CIT Group Inc., Series A, 7.00% 2015	11,212	10,483
CIT Group Inc., Series A, 7.00% 2016	5,170	4,782
International Lease Finance Corp., Series Q, 5.45% 2011	1,770	1,772
International Lease Finance Corp., Series Q, 5.75% 2011	6,735	6,771
International Lease Finance Corp. 4.75% 2012	1,645	1,607
International Lease Finance Corp. 5.00% 2012	490	471
International Lease Finance Corp., Series R, 5.30% 2012	495	481
International Lease Finance Corp., Series R, 5.35% 2012	1,850	1,813
International Lease Finance Corp., Series R, 5.40% 2012	3,940	3,879
International Lease Finance Corp., Series R, 6.375% 2013	2,000	1,956
International Lease Finance Corp. 8.625% 20154	2,250	2,306
Realogy Corp., Letter of Credit, 3.231% 20131,2,3	1,745	1,545
Realogy Corp., Term Loan B, 3.251% 20131,2,3	6,474	5,732
Realogy Corp., Term Loan DD, 3.251% 20131,2,3	1,987	1,759
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	10,175	11,239
Liberty Mutual Group Inc. 6.50% 20354	2,289	1,999
Liberty Mutual Group Inc. 7.50% 20364	2,650	2,563
Liberty Mutual Group Inc., Series B, 7.00% 20671,4	1,000	854
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	7,495	6,708
Liberty Mutual Group Inc., Series C, 10.75% 20881,4	6,695	7,565
Developers Diversified Realty Corp. 5.375% 2012	1,750	1,749
Developers Diversified Realty Corp. 5.50% 2015	2,390	2,256
Developers Diversified Realty Corp. 9.625% 2016	8,325	9,323
Developers Diversified Realty Corp. 7.50% 2017	4,795	4,857
Residential Capital Corp. 8.375% 2010	7,400	7,178
GMAC LLC 7.25% 2011	1,549	1,584
GMAC LLC 6.625% 2012	316	322
GMAC LLC 6.875% 2012	189	193
GMAC LLC 7.00% 2012	2,038	2,094
GMAC LLC 7.50% 2013	477	490
GMAC LLC 2.452% 20141	1,013	893
GMAC LLC 6.75% 2014	2,500	2,487
GMAC LLC 6.75% 2014	153	154
GMAC LLC 8.30% 20154	750	789
GMAC LLC 8.00% 20204	1,500	1,541
Ford Motor Credit Co. 8.625% 2010	215	220
Ford Motor Credit Co. 7.375% 2011	975	1,000
Ford Motor Credit Co. 9.875% 2011	1,310	1,390
Ford Motor Credit Co. 3.001% 20121	2,745	2,670
Ford Motor Credit Co. 7.50% 2012	2,000	2,072
Ford Motor Credit Co. 7.80% 2012	1,000	1,038
Ford Motor Credit Co. 8.70% 2014	250	271
Ford Motor Credit Co. 8.00% 2016	3,900	4,114
National City Preferred Capital Trust I 12.00% (undated)1	7,762	9,082
Zions Bancorporation 5.65% 2014	2,962	2,710
Zions Bancorporation 7.75% 2014	1,035	1,045
Zions Bancorporation 6.00% 2015	4,410	4,062
Host Marriott, LP, Series K, 7.125% 2013	300	307
Host Marriott, LP, Series O, 6.375% 2015	900	898
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,200	2,217
Host Hotels & Resorts LP 9.00% 20174	4,050	4,394
Capital One Capital III 7.686% 20361	1,365	1,310
Capital One Capital IV 6.745% 20371	4,020	3,507
Capital One Capital V 10.25% 2039	2,055	2,441
MetLife Capital Trust IV 7.875% 20671,4	2,505	2,580
MetLife Capital Trust X 9.25% 20681,4	3,300	3,746
MetLife Inc. 10.75% 20691	500	646
SLM Corp., Series A, 8.45% 2018	5,500	5,571
Rouse Co. 7.20% 20126	1,495	1,721
Rouse Co. 5.375% 20136	1,250	1,356
Rouse Co. 6.75% 20134,6	1,575	1,756
Rouse Co. 3.625% 20096	615	638
Hospitality Properties Trust 7.875% 2014	320	344
Hospitality Properties Trust 5.125% 2015	155	150
Hospitality Properties Trust 6.30% 2016	295	291
Hospitality Properties Trust 5.625% 2017	2,570	2,401
Hospitality Properties Trust 6.70% 2018	1,650	1,632
Catlin Insurance Ltd. 7.249% (undated)1,4	4,725	4,205
Royal Bank of Scotland Group PLC 5.00% 2014	1,030	987
Royal Bank of Scotland Group PLC 5.05% 2015	720	682
Royal Bank of Scotland Group PLC 4.70% 2018	1,555	1,261
Royal Bank of Scotland Group PLC 6.99% (undated)1,4	850	608
ProLogis 5.625% 2016	930	901
ProLogis 6.625% 2018	1,570	1,563
ProLogis 7.375% 2019	1,000	1,028
Nationwide Mutual Insurance Co. 9.375% 20394	3,000	3,428
HBOS PLC 6.75% 20184	3,440	3,165
Citigroup Inc. 6.125% 2017	800	824
Citigroup Inc. 6.125% 2018	875	895
Citigroup Capital XXI 8.30% 20771	1,000	1,018
First Niagara Financial Group, Inc. 6.75% 2020	2,365	2,394
Bank of America Corp. 5.75% 2017	2,250	2,310
UnumProvident Finance Co. PLC 6.85% 20154	800	850
Unum Group 7.125% 2016	1,225	1,333
Regions Financial Corp. 7.75% 2014	2,000	2,106
Boston Properties, Inc. 5.875% 2019	2,000	2,080
Simon Property Group, LP 10.35% 2019	1,500	1,889
Korea Development Bank 8.00% 2014	1,500	1,721
ZFS Finance (USA) Trust II 6.45% 20651,4	500	483
ZFS Finance (USA) Trust V 6.50% 20671,4	1,000	955
AXA SA 6.667% (undated)1	£1,000	1,401
Brandywine Operating Partnership, LP 7.50% 2015	$1,200	1,293
HVB Funding Trust I 8.741% 20314	1,200	1,179
Nomura Holdings, Inc. 6.70% 2020	1,000	1,040
Allied Irish Banks, PLC 12.50% 2019	€595	951
Genworth Financial, Inc. 6.15% 20661	$1,000	778
Schwab Capital Trust I 7.50% 20371	755	754
Prudential Financial, Inc. 8.875% 20681	520	588
Allstate Corp., Series B, 6.125% 20671	405	386
Northern Rock PLC 6.594% (undated)1,4	1,775	284
		250,657

INDUSTRIALS — 11.59%
Nielsen Finance LLC, Term Loan A, 2.229% 20131,2,3	2,582	2,481
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	10,675	11,235
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	5,800	6,583
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20168	17,690	16,894
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	7,480	8,490
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.19% 20141,2,3	634	535
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.29% 20141,2,3	10,703	9,033
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,3	1,445	1,426
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,385	1,077
Hawker Beechcraft Acquisition Co., LLC 9.625% 20151,5	8,585	6,503
TransDigm Inc. 7.75% 2014	5,685	5,841
TransDigm Inc. 7.75% 20144	5,150	5,292
AMH Holdings, Inc. 11.25% 2014	6,490	6,709
AMH Holdings, Inc. 9.875% 2016	3,925	4,259
Northwest Airlines, Inc., Term Loan B, 3.80% 20131,2,3	1,592	1,433
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20132	1,000	1,046
Delta Air Lines, Inc., Second Lien Term Loan B, 3.501% 20141,2,3	2,918	2,683
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20142	2,110	2,115
Northwest Airlines, Inc., Term Loan A, 2.05% 20181,2,3	3,146	2,580
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	960	897
RailAmerica, Inc. 9.25% 2017	9,317	9,981
Continental Airlines, Inc. 8.75% 2011	1,250	1,253
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	236	224
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	617	624
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	1,296	1,238
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	451	456
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	2,267	2,074
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	2,356	2,272
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	894	904
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	808	756
CEVA Group PLC, Bridge Loan, 8.48% 20151,2,3,7	2,355	2,096
CEVA Group PLC 11.625% 20164	3,990	4,279
CEVA Group PLC 11.50% 20184	2,625	2,737
Nortek, Inc. 11.00% 2013	8,381	9,030
ARAMARK Corp., Term Loan B, 2.165% 20141,2,3	222	218
ARAMARK Corp., Letter of Credit, 2.276% 20141,2,3	15	14
ARAMARK Corp. 3.749% 20151	600	561
ARAMARK Corp. 8.50% 2015	8,000	8,220
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.00% 20141,2,3	863	819
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.04% 20141,2,3	840	797
DAE Aviation Holdings, Inc. 11.25% 20154	7,541	7,089
Ashtead Group PLC 8.625% 20154	3,550	3,568
Ashtead Capital, Inc. 9.00% 20164	4,400	4,477
US Investigations Services, Inc., Term Loan B, 3.271% 20151,2,3	1,464	1,361
US Investigations Services, Inc. 10.50% 20154	4,330	4,092
US Investigations Services, Inc. 11.75% 20164	2,745	2,457
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	7,491	7,622
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20122	2,000	2,020
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20132	1,440	1,482
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	2,912	2,476
AMR Corp. 10.00% 2021	1,000	810
RBS Global, Inc. and Rexnord LLC 9.50% 2014	4,450	4,650
RBS Global, Inc. and Rexnord LLC 9.50% 20144	775	810
RBS Global, Inc. and Rexnord LLC 8.875% 2016	500	464
Kansas City Southern Railway Co. 13.00% 2013	1,950	2,328
Kansas City Southern Railway Co. 8.00% 2015	1,825	1,905
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,3	3,973	3,468
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	428	344
Navistar International Corp. 8.25% 2021	2,825	2,896
B/E Aerospace 8.50% 2018	1,555	1,664
Atrium Companies, Inc., Term Loan B, 11.75% 20121,2,3,5	1,390	1,280
Atrium Companies, Inc. 15.00% 20124,5	1,593	25
Esterline Technologies Corp. 6.625% 2017	1,130	1,122
H&E Equipment Services, Inc. 8.375% 2016	1,000	972
Oshkosh Corp. 8.25% 20174	900	934
Allied Waste North America, Inc. 6.875% 2017	700	764
RSC Holdings III, LLC, Second Lien Term Loan B, 3.76% 20131,2,3	455	440
ARAMARK Corp., Letter of Credit, 3.392% 20161,2,3	26	26
ARAMARK Corp., Term Loan B, 3.54% 20161,2,3	400	401
		207,612

TELECOMMUNICATION SERVICES — 10.31%
Sprint Capital Corp. 8.375% 2012	5,025	5,251
Nextel Communications, Inc., Series E, 6.875% 2013	2,205	2,161
Nextel Communications, Inc., Series F, 5.95% 2014	10,395	9,745
Nextel Communications, Inc., Series D, 7.375% 2015	19,530	18,651
Cricket Communications, Inc. 9.375% 2014	12,815	13,103
Cricket Communications, Inc. 7.75% 2016	12,600	13,135
MetroPCS Wireless, Inc. 9.25% 2014	14,875	15,284
MetroPCS Wireless, Inc. 9.25% 2014	5,445	5,568
Clearwire Communications LLC/Finance 12.00% 20154	11,325	11,608
Clearwire Communications LLC/Finance 12.00% 20154	2,525	2,588
Wind Acquisition SA 11.75% 20174	11,880	13,187
Digicel Group Ltd. 12.00% 20144	4,650	5,301
Digicel Group Ltd. 8.875% 20154	4,850	4,789
Digicel Group Ltd. 10.50% 20184	1,000	1,043
Crown Castle International Corp. 9.00% 2015	6,025	6,537
Crown Castle International Corp. 7.75% 20174	4,175	4,572
Windstream Corp. 8.125% 2013	2,000	2,105
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,775	1,816
Windstream Corp. 8.625% 2016	4,375	4,495
Windstream Corp. 7.00% 2019	2,650	2,484
Intelsat Jackson Holding Co., Series B, 8.875% 20154	1,875	1,945
Intelsat, Ltd. 8.875% 2015	325	337
Intelsat, Ltd. 9.50% 2015	1,000	1,040
Intelsat, Ltd. 9.25% 2016	2,000	2,105
Intelsat Jackson Holding Co. 9.50% 2016	2,000	2,140
Intelsat Jackson Holding Co. 8.50% 20194	1,500	1,583
New Communications Holdings 7.875% 20154	1,325	1,368
New Communications Holdings 8.25% 20174	3,000	3,068
New Communications Holdings 8.50% 20204	3,025	3,063
New Communications Holdings 8.75% 20224	875	879
Sorenson Communications 10.50% 20154	8,075	7,833
Qwest Corp. 7.875% 2011	475	506
Qwest Communications International Inc., Series B, 7.50% 2014	2,500	2,556
Qwest Communications International Inc. 8.00% 20154	2,250	2,408
American Tower Corp. 7.00% 2017	1,500	1,684
American Tower Corp. 7.25% 20194	1,825	2,062
Hawaiian Telcom Communications, Inc. 8.765% 20131,6	1,725	56
Hawaiian Telcom Communications, Inc. 9.75% 20136	3,135	102
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20141,2,3,5	2,287	1,891
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20156	425	—
SBA Telecommunications, Inc. 8.00% 20164	1,650	1,745
Cincinnati Bell Inc. 8.75% 2018	1,500	1,521
Orascom Telecom 7.875% 20144	1,500	1,429
		184,744

INFORMATION TECHNOLOGY — 8.66%
NXP BV and NXP Funding LLC 3.001% 20131	12,725	11,977
NXP BV and NXP Funding LLC 3.434% 20131	€2,747	3,438
NXP BV and NXP Funding LLC 10.00% 20139	$1,312	1,404
NXP BV and NXP Funding LLC 7.875% 2014	12,230	11,985
NXP BV and NXP Funding LLC 8.625% 2015	€3,250	4,134
NXP BV and NXP Funding LLC 9.50% 2015	$14,545	14,436
Freescale Semiconductor, Inc. 4.132% 20141	825	718
Freescale Semiconductor, Inc. 8.875% 2014	6,975	6,696
Freescale Semiconductor, Inc. 9.875% 20141,5	10,898	10,516
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20142,3	9,143	9,436
Freescale Semiconductor, Inc., Term Loan, 4.479% 20161,2,3	1,836	1,729
Freescale Semiconductor, Inc. 10.125% 2016	5,233	4,657
Freescale Semiconductor, Inc. 10.125% 20184	5,500	5,947
First Data Corp., Term Loan B2, 3.032% 20141,2,3	8,790	7,792
First Data Corp. 9.875% 2015	9,175	7,959
First Data Corp. 9.875% 2015	1,350	1,171
First Data Corp. 10.55% 20155	4,240	3,604
Sanmina-SCI Corp. 6.75% 2013	4,525	4,548
Sanmina-SCI Corp. 3.007% 20141,4	4,575	4,346
Sanmina-SCI Corp. 8.125% 2016	7,400	7,483
SunGard Data Systems Inc. 9.125% 2013	9,160	9,435
SunGard Data Systems Inc. 10.625% 2015	500	548
Ceridian Corp. 11.25% 2015	6,400	6,160
Serena Software, Inc. 10.375% 2016	5,975	5,856
Advanced Micro Devices, Inc. 8.125% 20174	5,475	5,667
Jabil Circuit, Inc. 8.25% 2018	2,270	2,463
Xerox Corp. 7.625% 2013	1,000	1,026
		155,131

HEALTH CARE — 6.65%
Elan Finance PLC and Elan Finance Corp. 4.25% 20111	2,300	2,271
Elan Finance PLC and Elan Finance Corp. 4.377% 20131	4,520	4,091
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	5,310	5,496
Elan Finance PLC and Elan Finance Corp. 8.75% 20164	8,125	8,084
Tenet Healthcare Corp. 7.375% 2013	10,080	10,231
Tenet Healthcare Corp. 9.00% 20154	375	406
Tenet Healthcare Corp. 9.25% 2015	1,355	1,428
Tenet Healthcare Corp. 8.875% 20194	5,950	6,471
HealthSouth Corp., Term Loan B, 2.51% 20131,2,3	2,114	2,077
HealthSouth Corp., Term Loan B, 4.01% 20151,2,3	1,740	1,749
HealthSouth Corp. 10.75% 2016	6,380	6,930
HCA Inc., Term Loan B1, 2.54% 20131,2,3	2,056	2,007
HCA Inc. 6.75% 2013	2,705	2,718
HCA Inc. 9.125% 2014	2,145	2,271
HCA Inc. 9.625% 20161,5	3,482	3,739
Bausch & Lomb Inc. 9.875% 2015	9,780	10,391
PTS Acquisition Corp. 10.25% 20151,5	9,484	9,366
PTS Acquisition Corp. 9.75% 2017	€275	331
Boston Scientific Corp. 6.00% 2020	$2,000	1,893
Boston Scientific Corp. 7.375% 2040	6,537	6,190
VWR Funding, Inc. 10.25% 20151,5	6,824	7,268
Quintiles Transnational 9.50% 20141,4,5	6,370	6,513
Surgical Care Affiliates, Inc. 8.875% 20151,4,5	3,703	3,749
Surgical Care Affiliates, Inc. 10.00% 20174	1,825	1,825
Coventry Health Care, Inc. 5.875% 2012	3,640	3,772
Coventry Health Care, Inc. 5.95% 2017	1,000	956
CHS/Community Health Systems, Inc. 8.875% 2015	1,900	1,971
Viant Holdings Inc. 10.125% 20174	1,842	1,847
Symbion Inc. 11.75% 20151,5	1,986	1,758
Accellent Inc. 8.375% 20174	1,000	1,020
Team Finance LLC and Health Finance Corp. 11.25% 2013	333	350
		119,169

MATERIALS — 5.59%
Georgia Gulf Corp. 10.75% 2016	1,500	1,492
Georgia Gulf Corp. 9.00% 20174	12,930	13,593
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	523
Owens-Brockway Glass Container Inc. 7.375% 2016	$9,610	10,139
Nalco Co. 8.875% 2013	500	518
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	1,900	1,966
Nalco Co., Term Loan B, 5.75% 20161,2,3	2,352	2,380
Nalco Co. 8.25% 20174	5,190	5,540
LBI Escrow Corp 8.00% 20174	8,775	9,115
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	675	736
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	7,240	8,065
Smurfit Kappa Acquisition 7.25% 2017	€100	140
Smurfit Kappa Acquisition 7.75% 2019	3,430	4,856
Smurfit Capital Funding PLC 7.50% 2025	$665	585
Graphic Packaging International, Inc. 9.50% 2017	5,125	5,497
Teck Resources Ltd. 9.75% 2014	3,650	4,343
Teck Cominco Ltd. 6.125% 2035	575	528
CEMEX Finance LLC 9.50% 20164	3,800	3,952
Reynolds Group 7.75% 20164	3,695	3,815
Rockwood Specialties Group, Inc. 7.50% 2014	2,500	2,537
Rockwood Specialties Group, Inc. 7.625% 2014	€750	1,040
FMG Finance Pty Ltd. 10.00% 20134	$1,200	1,298
FMG Finance Pty Ltd. 10.625% 20164	1,875	2,170
Georgia-Pacific LLC 8.25% 20164	2,975	3,258
Ball Corp. 7.125% 2016	1,350	1,441
Ball Corp. 7.375% 2019	1,000	1,059
Ball Corp. 6.75% 2020	730	746
Plastipak Holdings, Inc. 8.50% 20154	2,610	2,669
Newpage Corp. 11.375% 2014	2,150	2,150
International Paper Co. 9.375% 2019	1,690	2,116
Steel Dynamics Inc. 7.625% 20204	1,750	1,803
		100,070

UTILITIES — 4.86%
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.729% 20141,2,3	13,529	11,147
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	8,665	6,065
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	7,955	5,569
Texas Competitive Electric Holdings Co. LLC 11.25% 20161,5	1,181	809
Edison Mission Energy 7.50% 2013	3,150	2,748
Edison Mission Energy 7.75% 2016	2,200	1,617
Midwest Generation, LLC, Series B, 8.56% 20162	3,446	3,528
Edison Mission Energy 7.00% 2017	10,525	7,394
Edison Mission Energy 7.20% 2019	5,725	3,979
Edison Mission Energy 7.625% 2027	5,925	3,822
AES Corp. 9.375% 2010	1,497	1,546
AES Corp. 8.75% 20134	5,311	5,417
AES Gener SA 7.50% 2014	500	545
AES Corp. 7.75% 2015	500	511
AES Corp. 8.00% 2017	5,500	5,610
AES Corp. 8.00% 2020	3,000	3,004
NRG Energy, Inc. 7.25% 2014	1,900	1,919
NRG Energy, Inc. 7.375% 2016	11,250	11,194
NRG Energy, Inc. 7.375% 2017	175	174
Intergen Power 9.00% 20174	8,775	9,082
Sierra Pacific Resources 8.625% 2014	875	901
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	543
		87,124

CONSUMER STAPLES — 3.35%
SUPERVALU INC. 7.50% 2012	340	364
Albertson’s, Inc. 7.25% 2013	460	485
SUPERVALU INC. 8.00% 2016	6,500	6,614
Albertson’s, Inc. 7.45% 2029	1,000	850
Albertson’s, Inc. 8.00% 2031	2,575	2,227
Stater Bros. Holdings Inc. 8.125% 2012	4,600	4,646
Stater Bros. Holdings Inc. 7.75% 2015	5,800	5,887
Smithfield Foods, Inc. 10.00% 20144	5,925	6,636
Smithfield Foods, Inc. 7.75% 2017	3,525	3,481
Rite Aid Corp. 8.625% 2015	3,850	3,311
Rite Aid Corp., Term Loan T4, 9.50% 20151,2,3	500	524
Rite Aid Corp. 9.75% 2016	1,750	1,890
Rite Aid Corp. 10.25% 2019	900	965
Constellation Brands, Inc. 8.375% 2014	1,250	1,358
Constellation Brands, Inc. 7.25% 2017	4,770	4,913
Tops Markets 10.125% 20154	4,800	5,016
Duane Reade Inc. 11.75% 2015	2,003	2,546
Tyson Foods, Inc. 10.50% 2014	2,075	2,474
BFF International Ltd. 7.25% 20204	1,775	1,811
CEDC Finance Corp. 9.125% 20164	1,500	1,590
Ingles Markets, Inc. 8.875% 2017	1,475	1,549
Cott Beverages Inc. 8.375% 20174	850	880
		60,017

ENERGY — 2.49%
Petroplus Finance Ltd. 6.75% 20144	8,300	7,511
Petroplus Finance Ltd. 7.00% 20174	5,900	5,104
Petroplus Finance Ltd. 9.375% 20194	1,600	1,464
Forest Oil Corp. 8.50% 2014	1,650	1,749
Forest Oil Corp. 7.25% 2019	3,500	3,535
Teekay Corp. 8.50% 2020	3,425	3,596
Continental Resources 8.25% 2019	2,000	2,130
Continental Resources 7.375% 20204	1,150	1,159
Enterprise Products Operating LLC 7.00% 20671	3,525	3,245
Williams Companies, Inc. 6.375% 20104	1,000	1,019
Williams Companies, Inc. 7.875% 2021	185	218
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,086
Williams Companies, Inc. 8.75% 2032	370	452
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	1,475	1,563
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,000	1,143
General Maritime Corp. 12.00% 20174	2,500	2,687
TransCanada PipeLines Ltd. 6.35% 20671	2,715	2,587
Denbury Resources Inc. 9.75% 2016	900	995
Denbury Resources Inc. 8.25% 2020	1,100	1,171
Overseas Shipholding Group, Inc. 8.125% 2018	1,500	1,496
Enbridge Energy Partners, LP 9.875% 2019	500	651
		44,561

MORTGAGE-BACKED OBLIGATIONS2 — 0.79%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	1,750	1,816
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	4,550	4,688
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20364	235	238
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20364	2,235	2,331
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20364	1,235	1,284
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 20364	1,235	1,284
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20364	1,300	1,365
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20364	500	524
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20371	1,190	559
		14,089

BONDS & NOTES OF U.S. GOVERNMENT — 0.13%
U.S. Treasury 6.00% 2026	2,000	2,360

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.11%
Brazilian Treasury Bill 6.00% 204510	BRL3,709	2,049

Total bonds, notes & other debt instruments (cost: $1,535,400,000)		1,603,836

Convertible securities — 0.84%

INDUSTRIALS — 0.26%
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$4,000	3,430
UAL Corp. 4.50% convertible notes 2021	1,197	1,181
		4,611

INFORMATION TECHNOLOGY — 0.26%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	1,586	1,529
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	1,119	1,120
Linear Technology Corp., Series A, 3.00% convertible notes 2027	2,000	1,955
		4,604

CONSUMER DISCRETIONARY — 0.23%
Beazer Homes USA, Inc. 4.625% convertible notes 2024	3,360	3,276
Saks Inc. 2.00% convertible notes 2024	833	793
		4,069

FINANCIALS — 0.09%
Alexandria Real Estate Equities, Inc. 8.00% convertible notes 20294	240	421
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20274	1,250	1,231
		1,652

Total convertible securities (cost: $13,147,000)		14,936

Preferred stocks — 2.28%	Shares

FINANCIALS — 2.02%
Barclays Bank PLC 7.434%1,4	8,500,000	8,500
Barclays Bank PLC 6.86%1,4	2,950,000	2,625
Barclays Bank PLC 8.55%1,4	675,000	685
JPMorgan Chase & Co., Series I, 7.90%1	4,985,000	5,332
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	160,000	4,000
Wells Fargo & Co., Series K, 7.98%1	2,930,000	3,077
Wachovia Capital Trust III 5.80%1	1,000,000	858
Fleet Capital Trust II 7.92% 2026	1,300,000	1,302
Bank of America Corp., Series K, 8.00% noncumulative1	1,250,000	1,277
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative1,4	2,700,000	1,848
RBS Capital Trust II 6.425% noncumulative trust1	2,815,000	1,816
Citigroup Inc. 6.00%	69,500	1,317
Lloyds Banking Group PLC 6.657% preference shares1,4	870,000	520
Lloyds Banking Group PLC 6.413%1,4	630,000	376
Banco Bilbao Vizcaya Argentaria, SA, 5.919%1	1,005,000	838
ILFC E-Capital Trust II 6.25%1,4	745,000	581
SMFG Preferred Capital USD 3 Ltd. 9.50%1,4	395,000	448
BNP Paribas 7.195%1,4	400,000	390
GMAC LLC, Series G, 7.00%4	490	374
Fannie Mae, Series O, 0%1,4,11	20,000	35
		36,199

CONSUMER DISCRETIONARY — 0.26%
Gray Television Inc., Series D, 17.00%7,9,11	5,500,000	4,675

Total preferred stocks (cost: $36,146,000)		40,874

Common stocks — 1.35%

FINANCIALS — 0.78%
Bank of America Corp.	380,244	6,788
Citigroup Inc.11	1,427,723	5,782
CIT Group Inc.11	37,755	1,471
		14,041

CONSUMER DISCRETIONARY — 0.26%
Ford Motor Co.11	342,877	4,310
Time Warner Cable Inc.	2,666	142
Adelphia Recovery Trust, Series Arahova11	388,601	66
Adelphia Recovery Trust, Series ACC-111	449,306	15
Adelphia Recovery Trust, Series ACC-6B7,11	1,000,000	5
Charter Communications, Inc., Class A11	1,331	46
Mobil Travel Guide, Inc.7,9,11	7,285	2
American Media Operations, Inc.4,7,11	84,516	1
		4,587

MATERIALS — 0.25%
Georgia Gulf Corp.11	245,797	4,545

TELECOMMUNICATION SERVICES — 0.05%
Sprint Nextel Corp., Series 111	127,382	484
CenturyTel, Inc.	8,725	309
XO Holdings, Inc.11	651	1
		794

INDUSTRIALS — 0.01%
Nortek, Inc.11	3,850	158
World Color Press Inc.11	7,045	84
		242

HEALTH CARE — 0.00%
Clarent Hospital Corp. Liquidating Trust7,11	80,522	3

INFORMATION TECHNOLOGY — 0.00%
HSW International, Inc.4,7,11	2,236	2

Total common stocks (cost: $18,208,000)		24,214

Rights & warrants — 0.00%

INDUSTRIALS — 0.00%
World Color Press Inc., Series I, warrants, expire 201411	3,992	21
World Color Press Inc., Series II, warrants, expire 201411	3,992	12
Atrium Corp., warrants, expire 20184,7,11	691	—

Total rights & warrants (cost: $12,000)		33

	Principal amount
Short-term securities — 4.70%	(000)

Federal Home Loan Bank 0.12% due 4/21/2010	$24,100	24,099
Straight-A Funding LLC 0.22% due 6/9/20104	16,800	16,795
General Electric Co. 0.05% due 4/1/2010	13,700	13,700
Park Avenue Receivables Co., LLC 0.16% due 4/8/20104	10,400	10,400
Procter & Gamble International Funding S.C.A. 0.12% due 4/9/20104	10,000	10,000
Freddie Mac 0.14% due 4/19/2010	9,200	9,199

Total short-term securities (cost: $84,190,000)		84,193

Total investment securities (cost: $1,687,103,000)		$1,768,086
Other assets less liabilities		23,112

Net assets		$1,791,198

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $138,312,000, which represented 7.72% of the net assets of the fund.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $487,258,000, which represented 27.20% of the net assets of the fund.

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Scheduled interest and/or principal payment was not received.
7Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,784,000, which represented .38% of the net assets of the fund.
8Step bond; coupon rate will increase at a later date.
9Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Gray Television Inc., Series D, 17.00%	6/26/2008–7/15/2008	$5,225	$4,675	.26%
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,062	1,404	.08
Mobil Travel Guide, Inc.	12/17/2007	2	2	.00

Total restricted securities		$6,289	$6,081	.34%

10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.

Key to abbreviation and symbols

BRL = Brazilian reais
€ = Euros
£ = British pounds

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,583,242	$2,096	$1,585,338
Mortgage-backed obligations	—	14,089	—	14,089
Bonds & notes of U.S. government	—	2,360	—	2,360
Bonds & notes of governments outside the U.S.	—	2,049	—	2,049
Convertible securities	—	14,936	—	14,936
Preferred stocks	1,317	34,882	4,675	40,874
Common stocks	24,043	158	13	24,214
Rights & warrants	33	—	—	33
Short-term securities	—	84,193	—	84,193
Total	$25,393	$1,735,909	$6,784	$1,768,086

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$6	$—	$6
Unrealized depreciation on open forward currency contracts	—	(7)	—	(7)
Total	$—	$(1)	$—	$(1)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning			Ending
	value	Net realized	Net unrealized	value
	at 1/1/2010	loss	appreciation	at 3/31/2010
Investment securities	$5,504	$(208)	$1,488	$6,784

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands):				$1,281

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$118,366
Gross unrealized depreciation on investment securities	(45,973)
Net unrealized appreciation on investment securities	72,393
Cost of investment securities for federal income tax purposes	1,695,693

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

March 31, 2010
  unaudited
Bonds, notes & other debt instruments — 96.53%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 48.60%
U.S. Treasury 1.125% 2011	$15,050	$15,118
U.S. Treasury 0.875% 2012	45,080	45,030
U.S. Treasury 1.75% 2012	25,500	25,816
U.S. Treasury 2.00% 20121	8,318	8,715
U.S. Treasury 4.875% 2012	20,460	21,961
U.S. Treasury 1.875% 20131	3,539	3,746
U.S. Treasury 3.125% 2013	107,425	112,103
U.S. Treasury 3.375% 2013	12,000	12,630
U.S. Treasury 3.625% 2013	20,000	21,220
U.S. Treasury 1.75% 2014	38,500	38,067
U.S. Treasury 2.00% 20141	6,156	6,542
U.S. Treasury 2.00% 20141	5,747	6,118
U.S. Treasury 2.25% 2014	42,750	42,812
U.S. Treasury 2.625% 2014	57,250	58,102
U.S. Treasury 4.00% 2014	18,500	19,886
U.S. Treasury 2.375% 2015	10,000	9,932
U.S. Treasury 4.25% 2015	10,000	10,798
U.S. Treasury 11.25% 2015	10,000	14,041
U.S. Treasury 2.375% 2016	35,000	33,857
U.S. Treasury 2.625% 2016	14,570	14,322
U.S. Treasury 2.75% 2016	5,000	4,862
U.S. Treasury 3.125% 2016	33,750	33,638
U.S. Treasury 3.25% 2016	118,250	119,488
U.S. Treasury 3.25% 2016	74,750	74,858
U.S. Treasury 3.25% 2016	13,000	13,165
U.S. Treasury 5.125% 2016	11,475	12,880
U.S. Treasury 4.625% 2017	13,000	14,166
U.S. Treasury 8.875% 2017	28,190	38,507
U.S. Treasury 3.50% 2018	33,750	33,855
U.S. Treasury 3.875% 2018	31,500	32,297
U.S. Treasury 2.75% 2019	27,250	25,296
U.S. Treasury 3.125% 2019	63,700	60,674
U.S. Treasury 3.375% 2019	131,500	126,897
U.S. Treasury 3.625% 2019	32,250	31,861
U.S. Treasury 8.125% 2019	50,915	68,496
U.S. Treasury 3.625% 2020	10,000	9,831
U.S. Treasury 7.125% 2023	13,000	16,760
U.S. Treasury 5.25% 2028	5,000	5,446
U.S. Treasury 6.25% 2030	5,000	6,123
U.S. Treasury 4.50% 2036	7,000	6,840
U.S. Treasury 4.50% 2039	25,820	24,939
U.S. Treasury 2.125% 20401	7,177	7,168
U.S. Treasury 4.625% 2040	71,910	70,876
U.S. Treasury Principal Strip 0% 2019	5,000	3,527
		1,363,266

MORTGAGE-BACKED OBLIGATIONS — 34.15%
Federal agency mortgage-backed obligations2 — 33.08%
Fannie Mae 4.50% 2020	$5,311	$5,586
Fannie Mae 4.50% 2020	1,981	2,085
Fannie Mae 6.00% 2021	2,430	2,635
Fannie Mae 6.00% 2021	184	200
Fannie Mae 6.00% 2021	65	70
Fannie Mae 5.00% 2023	7,415	7,826
Fannie Mae 4.00% 2024	11,119	11,301
Fannie Mae 4.00% 2024	9,384	9,539
Fannie Mae 4.00% 2024	5,500	5,589
Fannie Mae 4.50% 2024	17,004	17,651
Fannie Mae 4.50% 2024	15,422	16,024
Fannie Mae 4.50% 2024	14,876	15,443
Fannie Mae 4.50% 2024	7,730	8,032
Fannie Mae 4.50% 2024	6,081	6,313
Fannie Mae 4.50% 2024	1,214	1,261
Fannie Mae 4.50% 2024	1,097	1,140
Fannie Mae 4.50% 2025	63,860	66,255
Fannie Mae 6.00% 2027	4,347	4,662
Fannie Mae 5.00% 2028	3,550	3,696
Fannie Mae 6.50% 2028	3,570	3,876
Fannie Mae 4.00% 2029	18,993	18,912
Fannie Mae 5.50% 2033	10,782	11,426
Fannie Mae 6.50% 2034	6,660	7,292
Fannie Mae 4.50% 2035	7,840	7,927
Fannie Mae 5.50% 2035	1,902	2,011
Fannie Mae 5.50% 2035	1,172	1,240
Fannie Mae 6.50% 2035	790	868
Fannie Mae 5.50% 2036	1,063	1,124
Fannie Mae 5.51% 20363	1,916	2,030
Fannie Mae 6.00% 2036	1,338	1,420
Fannie Mae 6.50% 2036	2,600	2,772
Fannie Mae 5.293% 20373	2,450	2,573
Fannie Mae 5.599% 20373	908	947
Fannie Mae 6.00% 2037	1,910	2,024
Fannie Mae 6.283% 20373	2,436	2,552
Fannie Mae 6.50% 2037	4,913	5,333
Fannie Mae 6.50% 2037	2,001	2,158
Fannie Mae 6.50% 2037	1,884	2,008
Fannie Mae 6.50% 2037	598	638
Fannie Mae 7.00% 2037	4,934	5,345
Fannie Mae 7.00% 2037	3,096	3,353
Fannie Mae 7.00% 2037	996	1,079
Fannie Mae 5.447% 20383	3,556	3,760
Fannie Mae 5.50% 2038	12,911	13,625
Fannie Mae 5.50% 2038	3,590	3,787
Fannie Mae 6.00% 2038	3,691	3,928
Fannie Mae 6.00% 2038	2,288	2,391
Fannie Mae 6.00% 2038	771	817
Fannie Mae 6.50% 2038	8,545	9,275
Fannie Mae 6.50% 2038	7,978	8,620
Fannie Mae 6.50% 2038	3,000	3,241
Fannie Mae 6.50% 2038	1,645	1,785
Fannie Mae 3.611% 20393	3,411	3,511
Fannie Mae 3.614% 20393	2,762	2,845
Fannie Mae 3.623% 20393	9,203	9,483
Fannie Mae 3.745% 20393	6,336	6,552
Fannie Mae 3.782% 20393	658	677
Fannie Mae 3.831% 20393	1,319	1,366
Fannie Mae 3.91% 20393	1,327	1,376
Fannie Mae 3.946% 20393	1,157	1,201
Fannie Mae 4.50% 2039	8,693	8,727
Fannie Mae 6.00% 2039	16,369	17,349
Fannie Mae 6.00% 2039	11,253	11,926
Fannie Mae 6.50% 2039	4,700	5,101
Fannie Mae 6.488% 20473	3,869	4,106
Fannie Mae, Series 2001-4, Class GB, 10.125% 20183	252	286
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	945	981
Fannie Mae, Series 2001-4, Class GA, 9.969% 20253	79	91
Fannie Mae, Series 2001-4, Class NA, 11.80% 20253	165	186
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,215	1,266
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,333	1,092
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	952	799
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	3,495	3,710
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,530	1,646
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,456	1,564
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20393	345	370
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	340	377
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	108	119
Government National Mortgage Assn. 4.00% 2024	7,268	7,451
Government National Mortgage Assn. 4.00% 2024	876	898
Government National Mortgage Assn. 4.50% 2024	17,645	18,506
Government National Mortgage Assn. 4.50% 2024	4,535	4,756
Government National Mortgage Assn. 4.50% 2024	2,330	2,444
Government National Mortgage Assn. 4.50% 2024	2,086	2,188
Government National Mortgage Assn. 4.50% 2024	1,811	1,899
Government National Mortgage Assn. 4.50% 2024	1,454	1,525
Government National Mortgage Assn. 4.00% 2025	16,839	17,263
Government National Mortgage Assn. 5.00% 2038	26,679	27,700
Government National Mortgage Assn. 5.50% 2038	6,662	7,055
Government National Mortgage Assn. 5.50% 2038	4,871	5,158
Government National Mortgage Assn. 5.50% 2038	4,187	4,427
Government National Mortgage Assn. 5.50% 2038	3,222	3,406
Government National Mortgage Assn. 5.50% 2038	2,069	2,191
Government National Mortgage Assn. 6.00% 2038	6,050	6,484
Government National Mortgage Assn. 6.00% 2038	3,641	3,918
Government National Mortgage Assn. 6.00% 2038	2,733	2,921
Government National Mortgage Assn. 6.50% 2038	10,220	11,041
Government National Mortgage Assn. 6.50% 2038	1,414	1,528
Government National Mortgage Assn. 3.50% 20393	1,999	2,036
Government National Mortgage Assn. 4.00% 2039	32,488	31,766
Government National Mortgage Assn. 4.00% 2039	2,073	2,031
Government National Mortgage Assn. 4.50% 2039	22,993	23,254
Government National Mortgage Assn. 4.50% 2039	14,878	15,047
Government National Mortgage Assn. 4.50% 2039	8,264	8,358
Government National Mortgage Assn. 5.00% 2039	9,137	9,520
Government National Mortgage Assn. 4.00% 2040	16,500	16,136
Government National Mortgage Assn. 4.00% 2040	3,680	3,607
Government National Mortgage Assn. 4.50% 2040	9,209	9,314
Government National Mortgage Assn. 4.50% 2040	8,873	8,974
Government National Mortgage Assn. 6.172% 2058	301	326
Government National Mortgage Assn. 6.22% 2058	3,809	4,177
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,698	1,854
Freddie Mac 4.50% 2019	3,998	4,205
Freddie Mac 4.50% 2023	7,940	8,242
Freddie Mac 5.00% 2023	505	534
Freddie Mac 6.00% 2023	3,844	4,176
Freddie Mac 4.50% 2024	18,038	18,740
Freddie Mac 4.50% 2024	13,172	13,685
Freddie Mac 4.50% 2024	7,206	7,486
Freddie Mac 4.50% 2024	4,035	4,192
Freddie Mac 5.00% 2024	6,855	7,250
Freddie Mac 5.50% 2024	18,283	19,634
Freddie Mac 4.00% 2025	37,580	38,138
Freddie Mac 4.00% 2025	12,750	12,962
Freddie Mac 6.00% 2026	3,651	3,955
Freddie Mac 6.00% 2027	7,350	7,962
Freddie Mac 4.634% 20353	889	924
Freddie Mac 5.85% 20363	8,544	9,067
Freddie Mac 6.00% 2036	3,081	3,323
Freddie Mac 6.00% 2036	1,589	1,707
Freddie Mac 5.957% 20373	465	486
Freddie Mac 6.00% 2037	2,216	2,398
Freddie Mac 6.00% 2037	1,962	2,123
Freddie Mac 6.00% 2037	1,683	1,809
Freddie Mac 6.00% 2037	1,322	1,431
Freddie Mac 4.802% 20383	3,656	3,833
Freddie Mac 5.471% 20383	1,355	1,433
Freddie Mac 5.50% 2038	3,878	4,101
Freddie Mac 6.00% 2038	9,185	9,898
Freddie Mac 5.00% 2040	12,135	12,531
Freddie Mac 6.00% 2040	18,330	19,670
Freddie Mac, Series K003, Class A2, 3.607% 2014	3,500	3,635
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,044	1,115
Freddie Mac, Series 1567, Class A, 0.65% 20233	271	271
Freddie Mac, Series 3061, Class PN, 5.50% 2035	454	488
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,411	1,154
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,353	1,124
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,502	1,603
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,380	1,488
Freddie Mac, Series 3312, Class PA, 5.50% 2037	6,239	6,601
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20114	950	935
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20194,5	1,450	1,444
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.779% 20483,4,5	1,000	1,001
		928,065

Commercial mortgage-backed securities2 — 1.07%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,011
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	7,066
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	4,500	4,704
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class M-AD, 4.909% 20413,4	2,608	2,825
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20423	500	517
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	1,020
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	962	1,009
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20383	1,000	1,036
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	1,000	1,041
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	455	462
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	431	443
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	286	286
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20423	1,000	994
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,019	2,084
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,272	1,312
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,159	1,191
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20373	1,000	1,030
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	930	928
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	120	123
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	1	1
		30,083

Total mortgage-backed obligations		958,148

FEDERAL AGENCY BONDS & NOTES — 12.37%
Federal Home Loan Bank 3.375% 2010	3,000	3,047
Federal Home Loan Bank 1.125% 2012	10,250	10,234
Federal Home Loan Bank 1.75% 2012	29,300	29,587
Federal Home Loan Bank 2.25% 2012	4,500	4,600
Federal Home Loan Bank 3.625% 2013	58,750	61,931
Federal Home Loan Bank 2.375% 2014	4,250	4,255
Federal Home Loan Bank 3.25% 2014	8,500	8,721
Federal Home Loan Bank 5.50% 2014	31,410	35,320
Federal Home Loan Bank 5.375% 2016	13,250	14,816
Federal Home Loan Bank 5.375% 2016	2,025	2,254
Federal Home Loan Bank 4.75% 2018	2,325	2,466
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	2,750	2,850
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125% 2012	20,800	21,088
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	6,000	6,133
Freddie Mac 2.875% 2010	3,000	3,044
Freddie Mac 2.125% 2012	20,000	20,338
Freddie Mac 2.50% 2014	4,000	4,024
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	3,000	3,019
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,400	3,459
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,000	3,051
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,308
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	2,500	2,545
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	6,750	6,910
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,860
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	2,750	2,844
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,000	5,053
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	3,750	3,830
Fannie Mae 6.125% 2012	10,000	10,972
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	7,750	8,043
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	3,022	3,227
Small Business Administration, Series 2001-20K, 5.34% 20212	580	616
Small Business Administration, Series 2001-20J, 5.76% 20212	437	469
Small Business Administration, Series 2001-20F, 6.44% 20212	1,219	1,323
Small Business Administration, Series 2003-20B, 4.84% 20232	1,938	2,036
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	2,500	2,513
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	5,000	5,076
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 1.95% 2012	3,300	3,346
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	3,000	3,064
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,000	6,207
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	5,985
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	5,500	5,624
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,050
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,100	4,218
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	3,300	3,346
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	1,068
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,188
Federal Agricultural Mortgage Corp. 4.875% 20114	1,000	1,035
		346,993

ASSET-BACKED OBLIGATIONS2 — 1.05%
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,220
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	297	300
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	3,843	4,022
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	1,809	1,961
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	835	886
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	250	271
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,971
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	1,450	1,586
Consumers Funding LLC, Series 2001-1, Class A-6, 5.76% 2016	1,390	1,572
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,567
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,500	1,560
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	1,447	1,497
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20134	1,434	1,464
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20144	1,225	1,271
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20144	1,000	1,055
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	1,000	1,055
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	814	825
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	461	462
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	453	462
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 20313	405	331
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20104	42	43
		29,381

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.36%
European Investment Bank 4.875% 2017	3,000	3,259
Nordic Investment Bank, Series C, 5.00% 2017	3,000	3,249
Asian Development Bank 2.75% 2014	1,800	1,833
France Government Agency-Guaranteed, Société Finance 2.875% 20144	1,810	1,825
		10,166

Total bonds, notes & other debt instruments (cost: $2,673,423,000)		2,707,954

Short-term securities — 7.71%

General Electric Co. 0.05% due 4/1/2010	49,500	49,500
Abbott Laboratories 0.13%–0.18% due 4/19–5/17/20104	42,600	42,595
Federal Farm Credit Banks 0.16%–0.17% due 5/26–5/27/2010	40,300	40,291
Coca-Cola Co. 0.16% due 4/12/20104	34,800	34,798
Hewlett-Packard Co. 0.16% due 4/30/20104	21,500	21,497
Merck & Co. Inc. 0.15% due 4/19/20104	12,800	12,799
Walt Disney Co. 0.13% due 4/5/20104	10,400	10,400
Jupiter Securitization Co., LLC 0.20% due 4/26/20104	4,500	4,499

Total short-term securities (cost: $216,376,000)		216,379

Total investment securities (cost: $2,889,799,000)		2,924,333
Other assets less liabilities		(118,864)

Net assets		$2,805,469

1Index-linked bond whose principal amount moves with a government retail price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $144,190,000, which represented 5.14% of the net assets of the fund.

5Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,445,000, which represented .09% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,363,266	$—	$1,363,266
Mortgage-backed obligations	—	958,148	—	958,148
Federal agency bonds & notes	—	346,993	—	346,993
Asset-backed obligations	—	29,381	—	29,381
Bonds & notes of government agencies outside the U.S.	—	10,166	—	10,166
Short-term securities	—	216,379	—	216,379
Total	$—	$2,924,333	$—	$2,924,333

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning				Ending
	value	Net unrealized		Net realized	value
	at 1/1/2010	appreciation	Net sales	loss	at 3/31/2010
Investment securities	$1,522	$1,409	$(1,522)	$(1,409)	$—

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$40,659
Gross unrealized depreciation on investment securities	(7,301)
Net unrealized appreciation on investment securities	33,358
Cost of investment securities for federal income tax purposes	2,890,975

Cash Management Fund
Investment portfolio

March 31, 2010
  unaudited
Short-term securities — 100.48%	Principal amount (000)	Value (000)

CORPORATE SHORT-TERM NOTES — 62.36%
Québec (Province of) 0.12% due 4/6/20101	$30,400	$30,399
Province of Ontario 0.14% due 4/8/2010	25,000	24,999
Bank of Nova Scotia 0.17% due 4/12/2010	25,000	24,999
Thunder Bay Funding, LLC 0.19% due 4/6/20101	15,700	15,699
Old Line Funding, LLC 0.17% due 4/20/20101	9,000	8,999
General Electric Capital Services, Inc. 0.13% due 4/5/2010	22,400	22,400
GDF SUEZ 0.18%-0.20% due 4/20-4/26/20101	20,700	20,697
Rabobank USA Financial Corp. 0.20% due 6/8/2010	20,000	19,994
Svenska Handelsbanken Inc. 0.22% due 6/10/2010	20,000	19,991
Jupiter Securitization Co., LLC 0.20% due 4/21/20101	10,000	9,999
JPMorgan Chase & Co. 0.23% due 7/14/2010	10,000	9,992
CBA (Delaware) Finance Inc. 0.195% due 6/3/20101	18,300	18,293
Export Development Canada 0.14% due 5/18/2010	17,600	17,597
Australia & New Zealand Banking Group, Ltd. 0.20% due 6/21/20101	17,600	17,594
Barclays U.S. Funding Corp. 0.07% due 4/1/2010	17,400	17,400
Straight-A Funding LLC 0.17% due 4/27/20101	15,000	14,999
Private Export Funding Corp. 0.17% due 6/1/20101	14,500	14,496
Paccar Financial Corp. 0.15%-0.22% due 4/22-6/17/2010	14,400	14,396
Coca-Cola Co. 0.15% due 5/12/20101	14,100	14,098
Nestlé Finance International Ltd. 0.22% due 7/19/2010	14,000	13,992
Procter & Gamble International Funding S.C.A. 0.12% due 4/9/20101	13,500	13,500
Caisse d’Amortissement de la Dette Sociale 0.16% due 4/6/2010	12,700	12,700
Johnson & Johnson 0.25% due 8/3/20101	10,600	10,592
Toronto-Dominion Holdings USA Inc. 0.23% due 5/17/20101	10,500	10,498
BNP Paribas Finance Inc. 0.18% due 4/13/2010	10,300	10,299
UBS Finance (Delaware) LLC 0.62% due 9/24/2010	10,000	9,982
American Honda Finance Corp. 0.17% due 4/19/2010	9,345	9,344
Electricité de France 0.20% due 5/11/20101	7,700	7,698
Walt Disney Co. 0.15% due 5/10/20101	7,500	7,498
		443,144

FEDERAL AGENCY DISCOUNT NOTES — 30.46%
Federal Home Loan Bank 0.125%–0.19% due 4/23–6/16/2010	77,000	76,984
Fannie Mae 0.12%–0.21% due 4/28–8/9/2010	67,200	67,177
Freddie Mac 0.18%–0.21% due 6/14–8/4/2010	37,700	37,680
International Bank for Reconstruction and Development 0.18% due 5/11/2010	21,600	21,596
Federal Farm Credit Banks 0.20% due 6/15/2010	13,000	12,995
		216,432

U.S. TREASURIES — 7.66%
U.S. Treasury Bills 0.123%–0.267% due 4/29–10/21/2010	54,500	54,474

Total investment securities (cost: $714,027,000)		$714,050
Other assets less liabilities		(3,429)

Net assets		$710,621

1Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $215,059,000, which represented 30.26% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2010, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$30
Gross unrealized depreciation on investment securities	(7)
Net unrealized appreciation on investment securities	23
Cost of investment securities for federal income tax purposes	714,027

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series. This and other important information is contained in the series’ summary prospecus and/or prospectus, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFP-995-0510O-S21515

ITEM 2 – Controls and Procedures
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 28, 2010

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: May 28, 2010